As filed with the Securities and Exchange Commission on October 31, 2008

1933 Act File No. 2-22019
1940 Act File No. 811-1241

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT of 1933  ☐
POST-EFFECTIVE AMENDMENT NO. 101  ☒

REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940  ☐
AMENDMENT NO. 74  ☒

EATON VANCE GROWTH TRUST
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109 (Address of Principal Executive Offices)

(617) 482-8260 (Registrant’s Telephone Number)

MAUREEN A. GEMMA The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109 (Name and Address of Agent for Service)

It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):

☐ immediately upon filing pursuant to paragraph (b)	☒ on January 1, 2009 pursuant to paragraph (a)(1)
☐ on (date) pursuant to paragraph (b)	☐ 75 days after filing pursuant to paragraph (a)(2)
☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:
☐ this post effective amendment designates a new effective date for a previously filed post-effective amendment.

Asian Small Companies Portfolio has also executed this Registration Statement.

Eaton Vance Asian Small Companies Fund A diversified fund investing in smaller companies based in Asia

Eaton Vance Greater China Growth Fund A non-diversified fund investing in the China Region

Prospectus Dated ^January 1, 2009

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This prospectus contains important information about the Funds and the services available to shareholders. Please save it for reference.

Table of Contents

Fund Summaries	3
Performance Information	5
Asian Small Companies Fund	5
Greater China Growth Fund	6
Fund Fees and Expenses	7
Investment Objectives & Principal Policies and Risks	8
Management and Organization	10
Valuing Shares	11
Purchasing Shares	11
Sales Charges	14
Redeeming Shares	16
Shareholder Account Features	17
Tax Information	^18
Financial Highlights	20
Asian Small Companies Fund	20
Greater China Growth Fund	21

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Fund Summaries

Each Fund’s investment objective and principal strategies and risks are summarized below. Information about the performance, fees and expenses of each Fund is presented on the pages that follow.

Investment Objectives and Principal Strategies

Eaton Vance Asian Small Companies Fund. Asian Small Companies Fund’s investment objective is to seek capital growth. The Fund invests in equity securities of smaller companies located or traded in Asia. The Fund normally invests in the securities markets of countries in the Asian region, including Australia, China, Hong Kong, India, Indonesia, Japan, Malaysia, Pakistan, the Philippines, Singapore, South Korea, Sri Lanka, Taiwan and Thailand. It is anticipated that investments in Hong Kong, India, South Korea or Singapore may exceed 25% of total assets. At times, the Fund may attempt to hedge foreign currency fluctuations by entering into forward currency exchange contracts and options.

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of Asian small companies. In selecting securities for the Fund, the investment adviser considers companies that it believes have all or most of the following characteristics: sound and well-established management; producers of goods or services for which a clear, continuing and long-term demand can be identified within the context of national, regional and global development; a history of earnings growth; financial strength; a consistent or progressive dividend policy; and undervalued securities. Stocks will be sold when they have achieved their perceived value or when a country’s stock market is expected to be depressed for an extended period.

The Fund pursues its investment objective by investing its assets in a separate registered investment company with the same objective and policies as the Fund^.

Eaton Vance Greater China Growth Fund. The investment objective of the Greater China Growth Fund is to seek long-term capital appreciation. The Fund invests primarily in common stocks of companies which, in the opinion of the investment adviser, will benefit from the economic development and growth of the People’s Republic of China. Under normal circumstances, the Fund primarily invests in companies in the China region, which includes Hong Kong, China, Taiwan, South Korea, Singapore, Malaysia, Thailand, Indonesia and the Philippines. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies located in the China region.

The investment adviser invests primarily in common stocks of China region companies expected to grow in value over time, regardless of short-term market fluctuations. The Fund may invest 25% or more of its total assets in securities in any one country in the China region. The Fund invests in companies with a broad range of market capitalizations, including smaller companies. At times, the Fund may attempt to hedge foreign currency fluctuations by entering into forward currency exchange contracts.

The Fund pursues its investment objective by investing its assets in a separate registered investment company with the same objective and policies as the Fund.

Principal Risk Factors

Securities markets in the Asian and China regions are substantially smaller, less liquid and more volatile than the major securities markets in the United States. The value of a Fund’s shares will be affected by political, economic, fiscal, regulatory or other developments in the Asian or China regions or neighboring regions, as well as fluctuations in currency exchange rates. The extent of economic development, political stability and market depth of different countries in the Asian and China regions varies widely. Certain Asian and China region countries, including China, Indonesia, Malaysia, the Philippines and Thailand, are either comparatively underdeveloped or in the process of becoming developed. Asian and Greater China investments typically involve greater potential for gain or loss than investments in securities of issuers in developed countries. In comparison to the United States and other developed countries, developing countries may have relatively unstable governments and economies based on only a few industries. Each Fund will likely be particularly sensitive to changes in the economies of such countries as the result of any reversals of economic liberalization, political unrest or changes in trading status. The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations. Exchange rates may fluctuate significantly over short periods of time causing net asset value to fluctuate as well. Costs are incurred in connection with conversions between various currencies.

The value of each Fund’s shares also is sensitive to stock market volatility. If there is a decline in the value of publicly-traded stocks, the value of Fund shares will also likely decline. Changes in stock market values, especially in emerging market countries, can be sudden and unpredictable. Also, although stock values can rebound, there is no assurance that

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values will return to previous levels. The securities of smaller companies are generally subject to greater price fluctuation and investment risk than securities of more established companies. The Asian Small Companies Fund has historically, including the last fiscal year ended August 31, ^2008, held fewer than 75 stocks; therefore, in that situation, the Asian Small Companies Fund’s value may be more sensitive to developments affecting particular stocks than would be a more broadly diversified fund. Foreign currency exchange contracts involve a risk of loss due to unanticipated changes in exchange rates, as well as the risk of counterparty default.

As a non-diversified fund, the Greater China Growth Fund may invest a larger portion of its assets in the securities of a limited number of issuers than may a diversified fund. This makes the Fund more susceptible to adverse economic, business or other developments affecting such issuers. The Fund may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in securities of any one issuer.

Each Fund is not a complete investment program and you may lose money by investing in a Fund. There is no guarantee that a Fund will be able to achieve its investment objective. Shareholders may realize substantial losses and should invest for the long-term. An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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Eaton Vance Asian Small Companies Fund

Performance Information. The following bar chart and table provide information about the Fund’s performance. The returns in the bar chart are for Class A shares for each full calendar year ended December 31, ^2007 and do not reflect a sales charge. If the sales charge was reflected, returns would be lower. The table contains the Class A and Class B performance and a comparison of the Fund’s performance to the performance of ^two indices of common stocks traded in Asia, excluding Japan. Returns for Class A shares in the table are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates that the value of your investment will change.^

During the period from December 31, 1999 through December 31, ^2007, the highest quarterly total return for Class A was ^_____% for the quarter ended ^___________, and the lowest quarterly return was ^_____% for the quarter ended ^________. The year-to-date total return through the end of the most recent calendar quarter (December 31, ^2007 to September 30, ^2008) was ^_____%.^

	One	Five	Life of
Average Annual Total Return as of December 31, ^2007	Year	Years	Fund

Class A Return Before Taxes	^	^	^
Class A Return After Taxes on Distributions	^	^	^
Class A Return After Taxes on Distributions and the Sale of Class A Shares	^	^	^
Class B Return Before Taxes	^	^	^
Morgan Stanley Capital International All Country Asia ex Japan Small Cap Index (reflects net dividends, which reflects the deduction of withholding taxes)	^	^	^
MSCI All Country Asia ex Japan Index (reflects net dividends, which reflects the deduction of withholding taxes)

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B. Class A and Class B commenced operations on March 1, 1999 and October 8, 1999, respectively. Life of Fund returns are calculated from March 31, 1999. The Morgan Stanley Capital International (MSCI) All Country Asia ex Japan Small Cap Index is a small-cap index composed of the bottom 15% of the MSCI All Country ^Asia ex Japan Index by market capitalization, excluding the bottom 1% of such Index. The MSCI ^All Country Asia ex Japan Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in Asia, excluding Japan. The MSCI All Country Asia ex Japan Small Cap Index is more representative of the Fund’s investment universe. Investors cannot invest directly in an Index. (Source for the MSCI All Country Asia ex Japan Small Cap Index returns: MSCI Barra; Source for the MSCI AC Asia ex Japan Index returns: ^Morningstar, Inc.)

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. The Fund’s performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. In 2003, the Fund’s performance benefited significantly from the exceptional performance of Indian and Hong Kong stocks. This performance is not typical and may not be repeated. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholders’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for Class B shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

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Eaton Vance Greater China Growth Fund

Performance Information. The following bar chart and table provide information about the Fund’s performance. The returns in the bar chart are for Class A shares for each full calendar year ended December 31, ^2007 and do not reflect a sales charge. If the sales charge was reflected, returns would be lower. The table contains the Class A, Class B and Class C performance and a comparison of the Fund’s performance to the performance of an index of stocks traded in the Chinese, Hong Kong and Taiwan markets. Returns for Class A shares in the table are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.^

During the ten years ended December 31, ^2007, the highest quarterly total return for Class A was ^_____% for the quarter ended ^___________, and the lowest quarterly return was ^_____% for the quarter ended ^_____________. The year-to-date total return through the end of the most recent calendar quarter (December 31, ^2007 to September 30, ^2008) was ^_____%.

	One	Five	Ten
Average Annual Total Return as of December 31, ^2007	Year	Years	Years

Class A Return Before Taxes	^^	^^	^^
Class A Return After Taxes on Distributions	^^	^^	^^
Class A Return After Taxes on Distributions and the Sale of Class A Shares	^^	^^	^^
Class B Return Before Taxes	^^	^^	^^
Class C Return Before Taxes	^^	^^	^^
Morgan Stanley Capital International (MSCI) Golden Dragon Index (reflects ^net dividends, which reflect the deduction ^of withholding taxes)	^^	^^	^

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable CDSC for Class B and Class C. The MSCI Golden Dragon Index is a broad-based, unmanaged index of common stocks traded in China, Hong Kong and Taiwan. The MSCI Golden Dragon Index commenced operations on September 30, 1996. Investors cannot invest directly in an Index. (Source for the MSCI Golden Dragon Index returns: Lipper Inc.)

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. The Fund’s performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions may be the same as Return Before Taxes for a period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

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Fund Fees and Expenses. These tables describe the fees and expenses that you may pay if you buy and hold shares.

Shareholder Fees for Asian Small Companies Fund and Greater China Growth Fund
(fees paid directly from your investment)	Class A	Class B	Class C*

Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or time of redemption)	None	5.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Distributions	None	None	None
Redemption Fee (as a percentage of amount redeemed)**	1.00%	None	None
Exchange Fee	None	None	None

*	Greater China Growth Fund only.
**	For shares redeemed or exchanged within 90 days of the settlement of the purchase.

Annual Fund Operating Expenses for Asian Small Companies Fund
(expenses that are deducted from Fund and Portfolio assets)	Class A	Class B

Management Fees	1.24%	1.24%
Distribution and Service (12b-1) Fees	0.47%	1.00%
Other Expenses	^%^	^%^
Total Annual Fund Operating Expenses	^%^	^%^
Less Expense Reduction^(1)	^%^	^%^
Net Annual Fund Operating Expenses (net of expense reduction)	^%^	^%^

Annual Fund Operating Expenses for Greater China Growth Fund
(expenses that are deducted from Fund and Portfolio assets)	Class A	Class B	Class C

Management Fees	1.25%	1.25%	1.25%
Distribution and Service (12b-1) Fees	0.50%	1.00%	1.00%
Other Expenses	^%^	^%^	^%^
Total Annual Fund Operating Expenses	^%^	^%^	^%^
Less Expense Reduction^(1)	^%^	^%^	^%^
Net Annual Fund Operating Expenses (net of expense reduction)	^%^	^%^	^%^

^(1) The Adviser and the Administrator have agreed to reduce Total Annual Fund Operating Expenses by 0.05% annually. This agreement is contractual in nature and may not be terminated without shareholder approval. The expense reduction relates to ordinary operating expenses only and ^amounts are ^subject to recoupment by the Adviser or the Administrator.

Example. These Examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. Each Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Each Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same as stated in the Fund Fees and Expenses tables above, except that any fee waiver or expense reimbursement is only applied during the period it is in effect. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		1 Year	3 Years	5 Years	10 Years

Asian Small Companies Fund	Class A shares	^^^	^^	^^	^^
	Class B shares**	^^	^^	^^	^^
Greater China Growth Fund	Class A shares	^^^	^^	^^	^^
	Class B shares**	^^	^^	^^	^^
	Class C shares	^^	^^	^^	^^

You would pay the following expenses if you did not redeem your shares:

		1 Year	3 Years	5 Years	10 Years

Asian Small Companies Fund	Class A shares	^^^	^^	^^	^^
	Class B shares**	^^	^^	^^	^^
Greater China Growth Fund	Class A shares	^^^	^^	^^	^^
	Class B shares**	^^	^^	^^	^^
	Class C shares	^^	^^	^^	^^

*	Due to the redemption fee, the cost of investing for one year would be $100 higher for shares redeemed or exchanged within 90 days of the settlement of the purchase.
**	Reflects the expenses of Class A shares after eight years because Class B shares automatically convert to Class A shares after eight years.

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Investment Objectives & Principal Policies and Risks

The investment objective and principal policies and risks of each Fund are set forth below. Each Fund’s investment objective and certain policies may be changed without shareholder approval. The Trustees of the Trust have no present intention to make such change and intend to submit any proposed material change in investment objective to shareholders of a Fund in advance for their approval. In the case of a Portfolio that has a policy of investing at least 80% of its net assets in a particular type of investment (the "80% policy"), the policy will not be changed unless Fund shareholders are given 60 days’ advance notice of the change. For purposes of the 80% policy, net assets include any borrowings for investment purposes.

Asian Small Companies Fund. The Asian Small Companies Fund’s investment objective is to seek capital growth. The Fund currently pursues its investment objective by investing in Asian Small Companies Portfolio (the “Asian Portfolio”), a separate registered investment company which has the same objective and policies as the Fund.

At the time of investment, Asian small companies (a) have a market capitalization that does not exceed the maximum market capitalization of ^companies included in the MSCI All Country Asia ex Japan Small Cap Index (full market capitalization) (the "market cap maximum") on the last business day of the previous quarter and (b) are located in or have securities which are principally traded in an Asian region country. As of September 30, 2008, the maximum market capitalization of companies included in the Index (full market capitalization) was approximately $_______. The Fund may invest 25% or more of its total assets in securities of issuers located in any one country, and may retain securities of a company with a market capitalization that grows after initial investment over the ^market cap maximum. While there is no minimum or maximum limitation on assets that may be invested in a single country, it is anticipated that investments in Hong Kong, India, South Korea or Singapore may exceed 25% of total assets. As an alternative to investing directly in Asian small companies, the Asian Portfolio may invest in depositary ^receipts, pooled investment vehicles and similar investments. Under normal market conditions, the Asian Portfolio invests at least 80% of its net assets in equity securities of Asian small companies.

Investments in countries in the Asian Region can be considered speculative, and therefore may offer higher potential for gains and losses than investments in developed markets of the world. Political and economic structures in Asian countries generally lack the social, political and economic stability characteristics of the United States. Governmental actions can have a significant effect on the economic conditions in such countries, which could adversely affect the value and liquidity of the Asian Portfolio’s investments. The laws of countries in the region relating to limited liability of corporate shareholders, fiduciary duties of officers and directors, and the bankruptcy of state enterprises are generally less well developed than or different from such laws in the United States. It may be more difficult to obtain a judgment in the courts of these countries than it is in the United States. In addition, unanticipated political or social developments may affect the value of the Asian Portfolio’s investments in these countries and the availability to the Asian Portfolio of additional investments. As a result, the Asian Portfolio may be exposed to greater risk and will be more dependent on the investment adviser’s ability to assess such risk than if the Asian Portfolio invested solely in more developed countries.

Settlement of securities transactions in many countries in the Asian Region are subject to risk of loss, may be delayed and are generally less frequent than in the United States, which could affect the liquidity of the Asian Portfolio’s assets. In addition, disruptions due to work stoppages and trading improprieties in these securities markets have caused such markets to close. If extended closings were to occur in stock markets where the Asian Portfolio was heavily invested, the Fund’s ability to redeem Fund shares could become correspondingly impaired. To mitigate these risks, the Asian Portfolio may maintain a higher cash position than it otherwise would, thereby possibly diluting its return, or the Asian Portfolio may have to sell more liquid securities which it would not otherwise choose to sell. The Fund may suspend redemption privileges or postpone the date of payment for more than seven days after a redemption order is received under certain circumstances.

Greater China Growth Fund. The Greater China Growth Fund’s investment objective is to seek long-term capital appreciation. The Fund currently seeks to meet its investment objective by investing in Greater China Growth Portfolio (the “China Portfolio”), a separate registered investment company which has the same objective and policies as the Fund.

The China Portfolio invests in a carefully selected and continuously managed portfolio consisting primarily of common stocks of companies which, in the opinion of the investment adviser, will benefit from the economic development and growth of the People’s Republic of China. A company will be considered to be located in the China region if it is domiciled in the China region or has at least 50% of its assets in, or derives 50% or more of its revenues or profits from, the China region. While the investment adviser expects that most of the securities held by the China Portfolio will be traded in securities markets within the China region, some could be traded outside the region. The China Portfolio may invest up to 20% of its net assets outside the China region. As an alternative to investing directly in securities of companies located in

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the China region, the China Portfolio may invest in depositary ^receipts, pooled investment vehicles and similar investments. Under normal market conditions, the China Portfolio will invest at least 80% of its net assets in equity securities of companies located in the China region.

Common Investment Practices. Securities of smaller, less seasoned companies, which may include legally restricted securities, are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. Smaller companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. There is generally less publicly available information about such companies than larger, more established companies. Each Portfolio may make direct investments in companies in private placement transactions. Because of the absence of any public trading market for some of these investments (such as those that are legally restricted) it may take longer to liquidate these positions at fair value than would be the case for publicly traded securities.

The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations. Exchange rates may fluctuate significantly over short periods of time causing a Portfolio’s net asset value to fluctuate as well. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions, custody fees and other costs of investing in foreign securities are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign issuers could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, restrictions on transfers of assets, lack of uniform accounting and auditing standards, less publicly available financial and other information and potential difficulties in enforcing contractual obligations. Transactions in the securities of foreign issuers could be subject to settlement delays and risk of loss.

More than 25% of a Portfolio’s total assets may be denominated in any single currency. At times, the portfolio manager may (but is not obligated to) enter into forward currency exchange contracts and options (in the case of the Asian Portfolio), to attempt to mitigate adverse effects of foreign currency fluctuations. These contracts allow a Portfolio to establish a currency exchange rate with payment and delivery at a future date. They are subject to a risk of loss due to unanticipated changes in currency exchange rates and default by the counterparty to the contract. There can be no assurance that this hedging strategy will be advantageous to a Portfolio.

Each Portfolio may invest in stock and index futures as a substitute for purchasing securities and to gain exposure to sectors of the market. Each Portfolio limits investment in such index or stock futures to not more than 20% of its total assets.

Economies of countries in the Asian and China regions differ from the U.S. economy in various ways, such as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of countries in the Asian and China regions are affected by developments in the economies of their principal trading partners. Monsoons and natural disasters also can affect the value of a Portfolio’s investments. China’s governmental actions and the actions of other governments located in the region can have a significant effect on the economic conditions in the Asian and China regions, which could adversely affect the value and liquidity of a Portfolio’s investments. Although the Chinese Government has recently begun to institute legal and economic reform policies, there can be no assurances that it will continue to pursue such policies or, if it does, that such policies will succeed.

The annual portfolio turnover rate of each Portfolio may exceed 100%. A mutual fund with a high turnover rate (100% or more) may generate more capital gains and pay more commissions (which may reduce return) than a fund with a lower rate. Capital gains distributions (which reduce the after-tax returns of shareholders holding Fund shares in taxable accounts) will be made to shareholders if offsetting capital loss carryforwards do not exist.

Each Portfolio may seek to earn income by lending portfolio securities to broker-dealers or other institutional borrowers. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. Loans will only be made to firms that have been approved by the investment adviser. The investment adviser or the securities lending agent will periodically monitor the financial condition of such organizations while any loans are outstanding. In addition, loans will only be made when the investment adviser believes the expected returns, net of expenses, justify the attendant risk. Securities loans currently are required to be secured continuously by collateral in cash, cash equivalents (such as money market instruments) or other liquid securities held by the custodian and maintained in an amount at least equal to the market value of the securities loaned. Each Portfolio may lend up to one-third of the value of its total assets (including borrowings) or such other amount as is permitted under relevant law.

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Each Portfolio may borrow amounts up to one-third of the value of its total assets (including borrowings), but it will not borrow more than 5% of the value of its total assets except to satisfy redemption requests or for other temporary purposes. Such borrowings would result in increased expense to a Fund and, while they are outstanding, would magnify increases or decreases in the value of Fund shares. Each Portfolio will not purchase additional investment securities while outstanding borrowings exceed 5% of the value of its total assets. During unusual market conditions, each Portfolio may temporarily invest up to 100% of its assets in cash or cash equivalents, which may be inconsistent with ^a Fund’s investment objective(s). A Portfolio might not use all of the strategies and techniques or invest in all of the types of securities described in this ^prospectus or in the Statement of Additional Information. While at times a Portfolio may use alternative investment strategies in an effort to limit losses, it may choose not to do so.

Management and Organization

Management. Each Portfolio’s investment adviser is Lloyd George Investment Management (Bermuda) Limited (“Lloyd George”), Suite 3808, One Exchange Square, Central, Hong Kong. The investment adviser manages the investments of each ^Portfolio pursuant to an investment advisory agreement. Lloyd George receives a monthly advisory fee equal to 0.75% annually of ^a Portfolio’s average daily net assets less than $500 million. This fee declines at intervals of $500 million and above. For the fiscal year ended ^August 31, 2008, ^the effective annual rate of ^investment advisory fee, based on average daily net ^assets of the Asian Portfolio was _____% and of the China Portfolio was _____%.

Each Fund’s most recent shareholder report provides information regarding the basis for the Trustees’ approval of a Portfolio’s investment advisory agreement.

^Ng Guan Mean and Christopher Darling act as co-portfolio managers of the Asian Portfolio (since March, 2008). Mr. Ng is a Portfolio Manager at Lloyd George in Singapore (since May, 2007). Previously, he was a portfolio manager at DBS Asset Management in Singapore (2006-2007) and an assistant investment manager at The Asia Life Assurance Society Limited (2000-2006). Mr. Darling is Director of Research of Lloyd George (since 2007). Previously, he was an equity salesperson at Fox, Pitt Kelton in London (2005-2006), an investment consultant (2004) and a portfolio manager at Lombard Odier, Darier, Hentsch in London (1995-2003).

Pamela Chan is the portfolio manager of the China Portfolio (since April, 2002). Ms. Chan has been employed by Lloyd George for more than five years and serves as a Director.

The Statement of Additional Information provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of Fund shares.

Lloyd George and its affiliates act as investment adviser to various individual and institutional clients and currently manage over $15 billion in assets. Eaton Vance Management’s ("Eaton Vance") corporate parent owns 20% of Lloyd George’s corporate parent. Lloyd George and its affiliates are domiciled outside of the United States. Because of this, it would be difficult for a Portfolio to bring a claim or enforce a judgment against them.

Eaton Vance manages the business affairs of each Fund and administers the business affairs of each Portfolio. For these services, Eaton Vance receives a monthly fee from each Fund and Portfolio equal to 0.25% annually of average daily net assets less than $500 million. Each fee declines at intervals of $500 million and above. For the fiscal year ended ^August 31, 2008, Eaton Vance earned management fees of 0.25% of each Fund’s average daily net assets and administration fees of 0.25% of each Portfolio’s average daily net assets. Effective March 27, 2006, Lloyd George and Eaton Vance agreed to reduce each Fund’s total annual operating expenses in an amount equal to 0.05% annually. Such reduction ^is shared equally by Eaton Vance and Lloyd George. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its subsidiaries currently manage over $140 billion on behalf of mutual funds, institutional clients and individuals.

Eaton Vance also serves as the sub-transfer agent for each Fund. For the sub-transfer agency services it provides, Eaton Vance receives an aggregate fee based upon the actual expenses it incurs in the performance of sub-transfer agency services. This fee is paid to Eaton Vance by a Fund’s transfer agent from the fees the transfer agent receives from the Eaton Vance funds.

Organization. Each Fund is a series of Eaton Vance Growth Trust (the "Trust"), a Massachusetts business trust. Each Fund offers multiple classes of shares. Each Class represents a pro rata interest in a Fund but is subject to different expenses and rights. The Funds do not hold annual shareholder meetings but may hold special meetings for matters that require shareholder approval (such as electing or removing trustees, approving management or advisory contracts or changing investment policies that may only be changed with shareholder approval). As an investor in a Portfolio, a Fund may be asked to vote on certain Portfolio matters (such as changes in certain Portfolio investment restrictions). When necessary,

10

a Fund will hold a meeting of its shareholders to consider a Portfolio matter and then vote its interest in the Portfolio in proportion to the votes cast by its shareholders. Each Fund can withdraw from a Portfolio at any time without shareholder approval.

Because the Funds use this combined prospectus, a Fund could be held liable for a misstatement or omission made about another Fund. The Trust’s Trustees considered this risk in approving the use of a combined prospectus.

Valuing Shares

Each Fund values its shares once each day only when the New York Stock Exchange is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). The purchase price of Fund shares is their net asset value (plus a sales charge for Class A shares), which is derived from the value of Portfolio holdings. When purchasing or redeeming Fund shares through an investment dealer, your investment dealer must communicate your order to the principal underwriter by a specific time each day in order for the purchase price or the redemption price to be based on that day’s net asset value per share. It is the investment dealer’s responsibility to transmit orders promptly. Each Fund may accept purchase and redemption orders as of the time of their receipt by certain investment dealers (or their designated intermediaries).

The Trustees have adopted procedures for valuing investments and have delegated to the investment adviser the daily valuation of such investments. Pursuant to the procedures, exchange-listed securities normally are valued at closing sale prices. The investment adviser may use the fair value of a security if market prices are unavailable or are deemed unreliable, including if events occur after the close of a foreign securities market and before a Portfolio values its assets that would materially affect net asset value. In addition, for foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the securities held by a Portfolio. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Because foreign securities trade on days when Fund shares are not priced, the value of securities held by a Portfolio can change on days when Fund shares cannot be redeemed. Eaton Vance has established a Valuation Committee that oversees the valuation of investments.

Purchasing Shares

^You may purchase shares through your investment dealer or by mailing an account application form to the transfer agent (see back cover for address). Purchases will be executed at the net asset value next determined after their receipt in good order by a Fund’s transfer agent. A Fund’s transfer agent or your investment dealer must receive your purchase in good order no later than the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time) for your purchase to be effected at that day’s net asset value. If you purchase shares through an investment dealer, that dealer may charge you a fee for executing the purchase for you. Each Fund may suspend the sale of its shares at any time and any purchase order may be refused for any reason. The Funds do not issue share certificates.

Classes A, B and C Shares

Your initial investment must be at least $1,000. After your initial investment, additional investments may be made in any amount at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address). Please include your name and account number and the name of the Fund and Class of shares with each investment.

You may make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by ^providing written instructions. Please call 1-800-262-^1122 for further information. The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts, certain group purchase plans (including tax-deferred retirement and other pension plans and proprietary fee-based programs sponsored by broker-dealers) and for persons affiliated with Eaton Vance and certain Fund service providers (as described in the Statement of Additional Information).

^Restrictions on Excessive Trading and Market Timing. The Funds are not intended for excessive trading or market timing. Market timers seek to profit by rapidly switching money into a fund when they expect the share price of the fund to rise and taking money out of the fund when they expect those prices to fall. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of a fund’s shares may dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of fund shares,

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especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, excessive purchases and sales or exchanges of a fund’s shares may cause a fund to have difficulty implementing its investment strategies, may force the fund to sell portfolio securities at inopportune times to raise cash or may cause increased expenses (such as increased brokerage costs, realization of taxable capital gains without attaining any investment advantage or increased administrative costs).

A fund that invests all or a portion of its assets in foreign securities may be susceptible to a time zone arbitrage strategy in which shareholders attempt to take advantage of Fund share prices that may not reflect developments in a foreign securities market that occur after the close of such market but prior to the pricing of Fund shares. In addition, a fund that invests in securities that are, among other things, thinly traded, traded infrequently or relatively illiquid (including certain securities that may be held by a Portfolio, such as restricted securities and certain small and mid-cap companies) is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as “price arbitrage”). The ^investment adviser is ^authorized to use the fair value of a security if prices are unavailable or are deemed unreliable (see “Valuing Shares”). The use of fair value pricing, the redemption fee applicable to Class A shares, and the restrictions on excessive trading and market timing described below are intended to reduce a shareholder’s ability to engage in price or time zone arbitrage to the detriment of the Funds.

The Boards of Trustees of the Eaton Vance funds have adopted policies to discourage short-term trading and market timing and to seek to minimize their potentially detrimental effects. Pursuant to these policies, if an investor (through one or more accounts) makes more than ^one round-trip ^exchange (exchanging from one fund to another fund and back again) within ^90 days, it will be deemed to constitute market timing or excessive trading. Under the policies, each Fund or its principal underwriter will reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in the Eaton Vance funds if the Fund or the principal underwriter determines that a proposed transaction involves market timing or excessive trading that it believes is likely to be detrimental to the Fund. Each Fund and its principal underwriter use reasonable efforts to detect market timing and excessive trading activity, but they cannot ensure that they will be able to identify all cases of market timing and excessive trading^. Each Fund or its principal underwriter may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in a Fund are inherently subjective and will be made in a manner believed to be in the best interest of a Fund’s shareholders. No Eaton Vance fund has any arrangement to permit market timing.

The following fund share transactions generally are exempt from the market timing and excessive trading policy described above because each Fund and the principal underwriter believe they generally do not raise market timing or excessive trading concerns:

•transactions made pursuant to a systematic purchase plan or as the result of automatic reinvestment of dividends or distributions, or initiated by a Fund (e.g. for failure to meet applicable account minimums);
•transactions made by participants in employer sponsored retirement plans involving participant payroll or employer contributions or loan repayments, redemptions as part of plan terminations or at the direction of the plan, mandatory retirement distributions, or rollovers;
•transactions made by asset allocation and wrap programs where the adviser to the program directs transactions in the accounts participating in the program in concert with changes in a model portfolio; or
•transactions in shares of Eaton Vance Cash Management Fund, Eaton Vance Money Market Fund, Eaton Vance Tax
Free Reserves, Eaton Vance Institutional Short Term Income Fund and Eaton Vance Institutional Short Term
Treasury Fund.

It may be difficult for a Fund or the principal underwriter to identify market timing or excessive trading in omnibus accounts traded through financial intermediaries. The Funds and the principal underwriter have provided guidance to financial intermediaries (such as banks, broker-dealers, insurance companies and retirement administrators) concerning the application of the Eaton Vance funds’ market timing and excessive trading policies to Fund shares held in omnibus accounts maintained and administered by such intermediaries, including guidance concerning situations where market timing or excessive trading is considered to be detrimental to a Fund. Each Fund or its principal underwriter may rely on a financial intermediary’s policy to restrict market timing and excessive trading if it believes that policy is likely to prevent market timing that is likely to be detrimental to each Fund. Such policy may be more or less restrictive than a Fund’s policy. Although each Fund or the principal underwriter review trading activity at the omnibus account level for activity that indicates potential market timing or excessive trading activity, the Funds and the principal underwriter typically will not request or receive individual account data unless suspicious trading activity is identified. Each Fund and the principal underwriter generally rely on the financial intermediaries to monitor trading activity in good faith in accordance with their

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own or Fund policies. Each Fund and the principal underwriter cannot ensure that these financial intermediaries will in all cases apply the policies of the Funds or their own policies, as the case may be, to accounts under their control.

Choosing a Share Class. Each Fund offers different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different sales charges and expenses and will likely have different share prices due to differences in class expenses. In choosing the class of shares that suits your investment needs, you should consider:

  how long you expect to own your shares;
  how much you intend to invest;
  the sales charge and total operating expenses associated with owning each class; and
  whether you qualify for a reduction or waiver of any applicable sales charges (see “Reducing or Eliminating Class A Sales Charges” under “Sales Charges” below).

Each investor’s considerations are different. You should speak with your investment dealer to help you decide which class of shares is best for you. Set forth below is a brief description of each class of shares offered by the Funds.

Class A shares are offered at net asset value plus a front-end sales charge of up to 5.75% . This charge is deducted from the amount you invest. The Class A sales charge is reduced for purchases of $50,000 or more. The sales charge applicable to your purchase may be reduced under the right of accumulation or a statement of intention, which are described in “Reducing or Eliminating Class A Sales Charges” under “Sales Charges” below. Some investors may be eligible to purchase Class A shares at net asset value under certain circumstances, which are also described below. Purchases of Class A shares are subject to a 1% redemption fee if redeemed or exchanged within 90 days of the settlement of the purchase. Class A shares pay distribution fees equal to 0.50% annually of average daily net assets^. Returns on Class A shares are generally higher than returns on Class B and Class C shares because Class A has lower annual expenses than those classes.^

Class B shares are offered at net asset value with no front-end sales charge. If you sell your Class B shares within six years of purchase, you generally will be subject to a contingent deferred sales charge or “CDSC”. The amount of the CDSC applicable to a redemption of Class B shares decreases over six years, as described in the CDSC schedule in “Contingent Deferred Sales Charge” under “Sales Charges” below. The CDSC is deducted from your redemption proceeds. Under certain circumstances, the Class B CDSC may be waived (such as in the case of the death of the shareholder). See “CDSC Waivers” under “Sales Charges” below. Class B shares pay distribution fees and service fees equal to 1.00% annually of average daily net assets. Returns on Class B shares are generally lower than returns on Class A shares because Class B has higher annual expenses than Class A. Because the sales charge applicable to Class A shares is reduced for larger purchases and Class A has lower operating expenses, purchasing Class B shares may not be appropriate if you are investing a large amount.

Orders for Class B shares of one or more Eaton Vance funds will be refused when the total value of the purchase (including the aggregate value of all Eaton Vance fund shares held within the purchasing shareholder’s account) is $100,000 or more. Investors considering cumulative purchases of $100,000 or more, or who, after a purchase of shares, would own shares of Eaton Vance funds with a current market value of $100,000 or more, should consider whether Class A shares would be more advantageous and consult their investment dealer.

Class C shares are offered at net asset value with no front-end sales charge. If you sell your Class C shares within one year of purchase, you generally will be subject to a CDSC. The CDSC is deducted from your redemption proceeds. Under certain circumstances, the Class C CDSC may be waived (such as certain redemptions from tax-deferred retirement plan accounts). See “CDSC Waivers” under “Sales Charges” below. Class C shares pay distribution fees and service fees equal to 1.00% annually of average daily net assets. Returns on Class C shares are generally lower than returns on Class A shares because Class C has higher annual expenses than Class A.

Orders for Class C shares of one or more Eaton Vance funds will be refused when the total value of the purchase (including the aggregate value of all Eaton Vance fund shares held within the purchasing shareholder’s account) is $1,000,000 or more. Investors considering cumulative purchases of $1,000,000 or more, or who, after a purchase of shares, would own shares of Eaton Vance funds with a current market value of $1,000,000 or more, should consider whether Class A shares would be more advantageous and consult their investment dealer.

Payments to Investment Dealers. In addition to payments disclosed under "Sales Charges" below, the principal underwriter, out of its own resources, may make cash payments to certain investment dealers who provide marketing support, transaction processing and/or administrative services and, in some cases, include some or all Eaton Vance funds in preferred or specialized selling programs. Payments made by the principal underwriter to an investment dealer may be

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significant and are typically in the form of fees based on Fund sales, assets, transactions processed and/or accounts attributable to that investment dealer. Investment dealers also may receive amounts from the principal underwriter in connection with educational or due diligence meetings that include information concerning Eaton Vance funds. The principal underwriter may pay or allow other promotional incentives or payments to investment dealers to the extent permitted by applicable laws and regulations.

Certain investment dealers that maintain “street name” or omnibus accounts provide sub-accounting, recordkeeping and/ or administrative services to the Eaton Vance funds and are compensated for such services by the funds. As used in this prospectus, the term “investment dealer” includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, their designated intermediaries and any other firm having a selling, administration or similar agreement with the principal underwriter or its affiliates.

Sales Charges

Class A Front-End Sales Charge. Class A shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment. The current sales charge schedule is:

	Sales Charge*	Sales Charge*	Dealer Commission
	as Percentage of	as Percentage of Net	as a Percentage of
Amount of Purchase	Offering Price	Amount Invested	Offering Price

Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.75%	4.99%	4.00%
$100,000 but less than $250,000	3.75%	3.90%	3.00%
$250,000 but less than $500,000	3.00%	3.09%	2.50%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 or more	0.00**	0.00**	1.00%

*	Because the offering price per share is rounded to two decimal places, the actual sales charge you pay on a purchase of Class A shares may be more or less than your total purchase amount multiplied by the applicable sales charge percentage.
**	No sales charge is payable at the time of purchase on investments of $1 million or more. A CDSC of 1.00% will be imposed on such investments (as described below) in the event of redemptions within 18 months of purchase.

The principal underwriter may also pay commissions of up to 1.00% on sales of Class A shares made at net asset ^value to certain tax-deferred retirement plans.

Reducing or Eliminating Class A Sales Charges. Front-end sales charges on purchases of Class A shares may be reduced under the right of accumulation or under a statement of intention. To receive a reduced sales charge, you must inform your investment dealer or a Fund at the time you purchase shares that you qualify for such a reduction. If you do not let your investment dealer or the Fund know you are eligible for a reduced sales charge at the time of purchase, you will not receive the discount to which you may otherwise be entitled.

Under the right of accumulation, the sales charge you pay is reduced if the current market value of your holdings in a Fund or any other Eaton Vance fund (based on the current maximum public offering price) plus your new purchase total $50,000 or more. Class A, Advisers Class, Class B, Class C, Class I and/or Class R shares of the Fund or other Eaton Vance funds, as well as shares of Eaton Vance Money Market Fund, owned by you may be included for this purpose. Shares of Eaton Vance Cash Management Fund and Eaton Vance Tax Free Reserves cannot be included under the right of accumulation. Shares owned by you, your spouse and children under age twenty-one may be combined for purposes of the right of accumulation, including shares held for the benefit of any of you in omnibus or “street name” accounts. In addition, shares held in a trust or fiduciary account of which any of the foregoing persons is the sole beneficiary (including retirement accounts) may be combined for purposes of the right of accumulation. Shares purchased and/or owned in a SEP, SARSEP and SIMPLE IRA plan also may be combined for purposes of the right of accumulation for the plan and its participants. You may be required to provide documentation to establish your ownership of shares included under the right of accumulation (such as account statements for you, your spouse and children or marriage certificates, birth certificates and/or trust or other fiduciary-related documents).

Under a statement of intention, purchases of $50,000 or more made over a 13-month period are eligible for reduced sales charges. Shares eligible under the right of accumulation (other than those included in employer-sponsored retirement plans) may be included to satisfy the amount to be purchased under a

14

statement of intention. Under a statement of intention, the principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires. A statement of intention does not obligate you to purchase (or a Fund to sell) the full amount indicated in the statement.

Class A shares are offered at net asset value (without a sales charge) to clients of financial intermediaries who (i) charge an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class A shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and pension plans (including tax-deferred retirement plans and profit sharing plans. Class A shares also are offered at net asset value to investment and institutional clients of Eaton Vance and its affiliates; certain persons affiliated with Eaton Vance; to certain fund service providers as described in the Statement of Additional Information. Class A shares may also be purchased at net asset value pursuant to the reinvestment privilege and exchange privilege and when distributions are reinvested. See “Shareholder Account Features” for details.

Contingent Deferred Sales Charge. Each Class of shares is subject to a CDSC on certain redemptions. Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 1.00% CDSC if redeemed within 18 months of purchase. Class C shares are subject to a 1.00% CDSC if redeemed within one year of purchase. Class B shares are subject to the following CDSC schedule:

Year of Redemption After Purchase	CDSC

First or Second	5%	CDSCs are based on the lower of the net asset value at
Third	4%	the time of purchase or at the time of redemption.
Fourth	3%	Shares acquired through the reinvestment of
Fifth	2%	distributions are exempt from the CDSC. Redemptions
Sixth	1%	are made first from shares that are not subject to a
Seventh or following	0%	CDSC.

The sales commission payable to investment dealers in connection with sales of Class B shares is described under “Distribution and Service Fees” below.

CDSC Waivers. CDSCs are waived for certain redemptions pursuant to a Withdrawal Plan (see “Shareholder Account Features”) and, for Class B and Class C, in connection with certain redemptions from tax-deferred retirement plans. The CDSC is also waived following the death of a beneficial owner of shares (a death certificate and other applicable documents may be required).

Conversion Feature. After eight years, Class B shares automatically convert to Class A shares. Class B shares acquired through the reinvestment of distributions convert in proportion to shares not so acquired.

Distribution and Service Fees. Each Class of shares has in effect a plan under Rule 12b-1 that allows each Fund to pay distribution fees for the sale and distribution of shares (so-called “12b-1 fees”) and service fees for personal and/or shareholder account services. Class A shares pay a distribution fee to the principal underwriter of 0.50% annually of average daily net assets on shares outstanding for less than twelve months and a distribution fee of 0.25% annually of average daily net assets on shares outstanding for more than twelve months. Class B shares pay distribution fees to the principal underwriter of 0.75% of average daily net assets annually. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. The principal underwriter compensates investment dealers on sales of Class B and Class C shares (except exchange transactions and reinvestments) in an amount equal to 4% and 1%, respectively, of the purchase price of the shares. After the first year, investment dealers also receive 0.75% of the value of Class C shares in annual distribution fees. All Classes also pay service fees to the principal underwriter equal to 0.25% of average daily net assets annually. In the case of Class A shares, service fees are paid with respect to shares that have remained outstanding for more than one year. In the case of Class B shares, the principal underwriter receives the service fee the first year. Thereafter, and with respect to the Class A and Class C service fees, service fees generally are paid to investment dealers. Distribution and service fees are subject to the limitations contained in the sales charge rule of the Financial Industry Regulatory Authority.

More information about sales charges is available free of charge on the Eaton Vance website at www.eatonvance.com and in the Statement of Additional Information. Please consult the Eaton Vance website for any updates to sales charge information before making a purchase of Fund shares.

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Redeeming Shares

You can redeem shares in any of the following ways:

By Mail	Send your request to the transfer agent along with any certificates and stock powers. The request must be signed exactly as your account is registered (for instance, a joint account must be signed by all registered owners to be accepted)
and signature guaranteed. You can obtain a signature guarantee at banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations that participate in The
Securities Transfer Agents Medallion Program, Inc. (STAMP, Inc.). Only signature guarantees issued in accordance with the STAMP, Inc. will be accepted. You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.
By Telephone	You can redeem up to $100,000 per account (which may include shares of one or more Eaton Vance funds) per day by calling 1-800-262-1122 Monday through
Friday, 8:00 a.m. to 7:00 p.m. (eastern time). Proceeds of a telephone redemption can be sent only to the account address or to a bank pursuant to prior instructions.
Shares held by corporations, trusts or certain other entities and shares that are subject to fiduciary arrangements cannot be redeemed by telephone.
Through an Investment Dealer	Your investment dealer is responsible for transmitting the order promptly. An investment dealer may charge a fee for this service.

If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received in good order by a Fund’s transfer agent. Your redemption proceeds normally will be paid in cash within seven days, reduced by the amount of any applicable CDSC and/or redemption fee and any federal income tax required to be withheld. Payments will be sent by regular mail. However, if you have given complete written authorization in advance, you may request that the redemption proceeds be wired directly to your bank account. The bank designated may be any bank in the United States. The request may be made by calling 1-800-262-1122 or by sending a signature guaranteed letter of instruction to the transfer agent (see back cover for address). Corporations, trusts and other entities may need to provide additional documentation. You may be required to pay the costs of such transaction by a Fund or your bank. No costs are currently charged by a Fund. However, charges may apply for expedited mail delivery services. Each Fund may suspend or terminate the expedited payment procedure upon at least 30 ^days’ notice.

If you recently purchased shares, the proceeds of a redemption will not be sent until the purchase check (including a certified or cashier’s check) has cleared. If the purchase check has not cleared, redemption proceeds may be delayed up to 15 days from the purchase date. If your account value falls below $750 (other than due to market decline), you may be asked either to add to your account or redeem it within 60 days. If you take no action, your account will be redeemed and the proceeds sent to you.

Class A shares of each Fund are subject to a 1% redemption fee if redeemed or exchanged within 90 days of the settlement of the purchase. All redemption fees will be paid to the Fund. Redemptions of shares held by tax-deferred retirement plans, in proprietary fee-based programs sponsored by ^financial intermediaries, or by Eaton Vance, its affiliated entities and accounts in which Eaton Vance or such an affiliate have a beneficial interest, as well as the redemption of shares acquired as the result of reinvesting distributions, are not subject to the redemption fee.

While redemption proceeds are normally paid in cash, redemptions may be paid by distributing marketable securities. If you receive securities, you could incur brokerage or other charges in converting the securities to cash.

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Shareholder Account Features

^Distributions. You may have your Fund distributions paid in one of the following ways:

•Full Reinvest Option	Dividends and capital gains are reinvested in additional shares. This option will be assigned if you do not specify an option.
•Partial Reinvest Option	Dividends are paid in cash and capital gains are reinvested in additional shares.
•Cash Option	Dividends and capital gains are paid in cash.
•Exchange Option	Dividends and/or capital gains are reinvested in additional shares of any class of another Eaton Vance fund chosen by you, subject to the terms of that fund’s prospectus. Before selecting this option, you must obtain a prospectus of the other fund and consider its objectives, risks, and charges and expenses carefully.

Information about the Funds. From time to time, you may ^receive the following:

•Semiannual and annual reports containing a list of portfolio holdings as of the end of the second and fourth fiscal quarters, respectively, performance information and financial statements.

•Periodic account statements, showing recent activity and total share balance.

•^Tax information needed to prepare your income tax returns.

•Proxy materials, in the event a shareholder vote is required.

•Special notices about significant events affecting your Fund.

Most fund information (including semiannual and annual reports, prospectuses and proxy statements) as well as your periodic account statements can be delivered electronically. For more information please go to www.eatonvance.com/ edelivery. Select “Mutual Funds” then “Electronic Delivery”.

Each Fund will file with the Securities and Exchange Commission (“SEC”) a list of its portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q. Each Fund’s annual and semiannual reports (as filed on Form N-CSR) and each Form N-Q may be viewed on the SEC’s website (www.sec.gov). The most recent fiscal and calendar quarter end holdings may also be viewed on the Eaton Vance website (www.eatonvance.com). Portfolio holdings information that is filed with the SEC is posted on the Eaton Vance website approximately 60 days after the end of the quarter to which it relates. Portfolio holdings information as of each calendar quarter is posted to the website 30 days after such quarter end. Each Fund also posts information about certain portfolio characteristics (such as top ten holdings and asset allocation) as of the most recent calendar quarter end on the Eaton Vance website approximately ten business days after the calendar quarter end.

The Eaton Vance funds have established policies and procedures with respect to the disclosure of portfolio holdings and other information concerning Fund characteristics. A description of these policies and procedures is provided in the Statement of Additional Information. Such policies and procedures regarding disclosure of portfolio holdings are designed to prevent the misuse of material, non-public information about the funds.

Withdrawal Plan. You may redeem shares on a regular monthly or quarterly basis by establishing a systematic withdrawal plan. Withdrawals will not be subject to any applicable CDSC if they are, in the aggregate, less than or equal to 12% annually of the greater of either the initial account balance or the current account balance. Because purchases of Class A shares are generally subject to an initial sales charge, Class A shareholders should not make withdrawals from their accounts while also making purchases. Because redemptions of Class A shares within 90 days of the settlement of the purchase are subject to a 1% redemption fee (including shares held in individual retirement accounts), shareholders should not make withdrawals pursuant to a Withdrawal Plan during that period.

Tax-Deferred Retirement Plans. Class A shares are available for purchase in connection with certain tax-deferred retirement plans. Call 1-800-262-1122 for information. Distributions will be invested in additional shares for all tax-deferred retirement plans.

Exchange Privilege. You may exchange your Fund shares for shares of the same Class of another Eaton Vance fund or, in the case of Class B and Class C shares, Eaton Vance Money Market Fund. Exchanges are made at net asset value (subject to any applicable redemption fee). If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original purchase of Fund shares.

17

Before exchanging, you should read the prospectus of the new fund carefully. Exchanges are subject to the terms applicable to purchases of the new fund’s shares as set forth in its prospectus. If you wish to exchange shares, write to the transfer agent (see back cover for address) or call 1-800-262-1122. Periodic automatic exchanges are also available. The exchange privilege may be changed or discontinued at any time. You will receive 60 days’ notice of any material change to the privilege. This privilege may not be used for “market timing^” and ^may be terminated for market timing accounts or for any other ^reason. For additional information, see "Restrictions on Excessive Trading and Market Timing" under "Purchasing Shares".

Reinvestment Privilege. If you redeem shares, you may reinvest at net asset value all or any portion of the redemption proceeds in the same class of shares of the Fund you redeemed from, provided that the reinvestment occurs within 60 days of the redemption, and the privilege has not been used more than once in the prior 12 months. Under these circumstances your account will be credited with any CDSC paid in connection with the redemption. Any CDSC period applicable to the shares you acquire upon reinvestment will run from the date of your original share purchase. Reinvestment requests must be in writing. At the time of a reinvestment, you or your financial intermediary must notify the Fund or the transfer agent that you are reinvesting redemption proceeds in accordance with this privilege. If you reinvest, your purchase will be at the next determined net asset value following receipt of your request.

Telephone and Electronic Transactions. You can redeem or exchange shares by telephone as described in this prospectus. In addition, certain transactions may be conducted through the ^Eaton Vance website. The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information). As long as the transfer agent and principal underwriter follow reasonable procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. You may decline the telephone redemption option on the account application. Telephone instructions are recorded.

“Street Name” Accounts. If your shares are held in a “street name” account at an investment dealer, that dealer (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments. Because the Fund will have no record of your transactions, you should contact your investment dealer to purchase, redeem or exchange shares, to make changes in your account, or to obtain account information. You will not be able to utilize a number of shareholder features, such as telephone transactions, directly with a Fund. If you transfer shares in a “street name” account to an account with another investment dealer or to an account directly with a Fund, you should obtain historical information about your shares prior to the transfer.

Procedures for Opening New Accounts. To help the government fight the funding of terrorism and money laundering activities, federal law requires each Fund to obtain, verify and record information that identifies each person who opens a Fund account, and each Fund has designated an anti-money laundering compliance officer. When you open an account, the transfer agent or your investment dealer will ask you for your name, address, date of birth and other identifying information. You also may be asked to produce a copy of your driver’s license and other identifying documents. If a person fails to provide the information requested, any application by that person to open a new account will be rejected. Moreover, if the transfer agent or the investment dealer is unable to verify the identity of a person based on information provided by that person, it may take additional steps including, but not limited to, requesting additional information from the person, closing the person’s account or reporting the matter to the appropriate federal authorities. If your account is closed for this reason, your shares may be automatically redeemed. If ^a Fund’s net asset value has decreased since your purchase, you will lose money as a result of this redemption.

Account Questions. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-262-^1122 Monday through Friday, 8:00 a.m. to 7:00 p.m. (eastern time), or write to the transfer agent (see back cover for address).

Tax Information

Each Fund pays dividends at least once annually and intends to pay capital gains annually. Distributions of investment income and net short-term capital gains generally will be taxable as ordinary income. Distributions of any long-term capital gains will be taxable as long-term capital gains. Each Fund expects its distributions will consist primarily of capital gains. Taxes on distributions of capital gains are determined by how long a Portfolio owned the investments that generated them, rather than how long a shareholder has owned his or her shares in a Fund. For the taxable years beginning on or before December 31, 2010, distributions of investment income designated by a Fund as derived from “qualified dividend income” are taxed at the rates applicable to long-term capital gains, provided holding period and other requirements are met at both

18

the shareholder and Fund level. Each Fund’s distributions will generally not qualify for the dividends-received deduction for corporations. Each Fund’s distributions will be taxable whether they are paid in cash or reinvested in additional shares.

Investors who purchase shares at a time when a Fund’s net asset value reflects gains that are either unrealized or realized but not distributed will pay the full price for the shares and then may receive some portion of the purchase price back as a taxable distribution. Certain distributions paid in January ^may be taxable to shareholders as if received on December 31 of the prior year. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.

Investments in foreign securities may be subject to foreign withholding taxes or other foreign taxes with respect to income (possibly including, in some cases, capital gains). In that case, a Fund’s yield on those securities would be decreased. These taxes may be reduced or eliminated under the terms of an applicable tax treaty. Under certain circumstances, shareholders may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, investments in foreign securities or foreign currencies may increase or accelerate a Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

Shareholders should consult with their advisers concerning the applicability of federal, state, local and other taxes to an investment.

19

Financial Highlights

The financial highlights are intended to help you understand a Fund’s financial performance for the ^period(s) indicated. Certain information in the ^tables reflects the financial results for a single Fund share. The total returns in the ^tables represent the rate an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all distributions ^at net asset value). This information has been audited by ^____________________, an independent registered public accounting firm. The report of ^______________ and each Fund’s financial statements are incorporated herein by reference and included in the Fund’s annual report, which is available on request.

	Asian Small Companies Fund

	Year Ended August 31,

	^2008(1)			2007(1)	2006(1)		2005(1)		2004(1)

	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B

Net asset value - Beginning of year	$	$	$ 26.440	$26.340	$ 18.900	$18.910	$17.250	$19.940	$15.520	$18.200
Income (loss) from operations
Net investment income (loss)	$	$	$ 0.182	$ (0.000)(5)	$ 0.246	$ 0.119	$ 0.115	$ 0.016	$ (0.035)	$ (0.118)
Net realized and unrealized gain			9.814	9.781	7.297	7.300	4.949	5.249	2.186	2.566
Total income from operations	$	$	$ 9.996	$ 9.781	$ 7.543	$ 7.419	$ 5.064	$ 5.265	$ 2.151	$ 2.448
Less distributions
From net investment income	$	$	$ (0.095)	$ —	$ (0.015)	$ —	$ —	$ —	$ (0.077)	$ (0.065)
From net realized gain			(0.197)	(0.197)	—	—	(3.416)	(6.299)	(0.350)	(0.645)
Total distributions	$	$	$ (0.292)	$ (0.197)	$ (0.015)	$ —	$ (3.416)	$ (6.299)	$ (0.427)	$ (0.710)
Redemption fees	$	$	$ 0.006	$ 0.006	$ 0.012	$ 0.011	$ 0.002	$ 0.004	$ 0.006	$ 0.002
Net asset value - End of year	$	$	$ 36.150	$35.930	$ 26.440	$26.340	$18.900	$18.910	$17.250	$19.940
Total return (2)%		%	37.99%	37.26%	39.99%	39.29%	33.53%	32.88%	13.69%	13.15%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$		$$232,415	$48,084	$192,929	$39,904	$52,018	$12,158	$29,002	$ 7,938
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction (3)%		%	1.99%	2.52%	2.17%	2.68%	2.44%(4)	2.94%(4)	2.50%	3.00%
Expenses after custodian fee reduction (3)%		%	1.99%	2.52%	2.17%	2.68%	2.44%(4)	2.94%(4)	2.50%	3.00%
Net investment income (loss)%		%	0.54%	(0.00)%(6)	1.00%	0.49%	0.65%	0.09%	(0.19)%	(0.56)%
Portfolio turnover of the Portfolio	%	%	37%	37%	33%	33%	96%	96%	120%	120%

(See footnotes on last page.)

20

Financial Highlights (continued)

	Greater China Growth Fund

	Year Ended August 31,

	^2008			2007(1)			2006(1)

	Class A	Class B	Class C	Class A	Class B	Class C	Class A	Class B	Class C

Net asset value - Beginning of year	$	$		$$18.010	$18.010	$17.980	$ 14.590	$14.590	$14.580
Income (loss) from operations
Net investment income (loss)	$	$	$	$(0.068)	$ (0.192)	$ (0.190)	$ 0.045	$ (0.037)	$ (0.026)
Net realized and unrealized gain				14.783	14.757	14.725	3.490	3.497	3.482
Total income from operations	$	$		$$14.715	$14.565	$14.535	$ 3.535	$ 3.460	$ 3.456
Less distributions
From net investment income	$	$	$	$(0.030)	$ —	$ —	$ (0.117)	$ (0.042)	$ (0.058)
Total distributions	$	$	$	$(0.030)	$ —	$ —	$ (0.117)	$ (0.042)	$ (0.058)
Redemption fees	$	$		$$0.005	$ 0.005	$ 0.005	$ 0.002	$ 0.002	$ 0.002
Net asset value - End of year	$	$		$$32.700	$32.580	$32.520	$ 18.010	$18.010	$17.980
Total return (2)%		%	%	81.80%	80.90%	80.87%	24.38%	23.77%	23.78%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$	$		$$274,135	$48,913	$79,337	$131,283	$23,533	$32,547
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction (3)%		%	%	2.15%	2.65%	2.65%	2.35%	2.85%	2.85%
Expenses after custodian fee reduction (3)%		%	%	2.15%	2.65%	2.65%	2.34%	2.84%	2.84%
Net investment income (loss)%		%	%	(0.28)%	(0.79)%	(0.78)%	0.27%	(0.22)%	(0.15)%
Portfolio Turnover of the Portfolio	%	%	%	62%	62%	62%	49%	49%	49%

(See footnotes on last page.)

21

Financial Highlights (continued)

	Greater China Growth Fund

	Year Ended August 31,

	2005(1)			2004(1)

	Class A	Class B	Class C	Class A	Class B	Class C

Net asset value - Beginning of year	$12.070	$12.110	$12.120	$10.210	$10.260	$10.280
Income (loss) from operations
Net investment income (loss)	$ 0.124	$ 0.060	$ 0.066	$ 0.104	$ (0.120)	$ —(7)
Net realized and unrealized gain	2.422	2.417	2.418	1.761	1.930	1.806
Total income from operations	$ 2.546	$ 2.477	$ 2.484	$ 1.865	$ 1.810	$ 1.806
Less distributions
From net investment income	$ (0.029)	$ —	$ (0.027)	$ (0.028)	$ —	$ —
Total distributions	$ (0.029)	$ —	$ (0.027	$ (0.028)	$ —	$ —
Redemption fees	$ 0.003	$ 0.003	$ 0.003	$ 0.023	$ 0.040	$ 0.034
Net asset value - End of year	$14.590	$14.590	$14.580	$12.070	$12.110	$12.120
Total return (2)	21.13%	20.49%	20.54%	18.51%	18.03%	17.82%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$88,860	$16,935	$17,168	$70,923	$13,365	$11,026
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction (3)	2.47%(4)	2.97%(4)	2.97%(4)	2.67%	3.17%	3.17%
Expenses after custodian fee reduction (3)	2.36%(4)	2.86%(4)	2.86%(4)	2.55%	3.05%	3.05%
Net investment income (loss)	0.89%	0.42%	0.48%	0.88%	(1.02)%	(0.01)%
Portfolio Turnover of the Portfolio	79%	79%	79%	124%	124%	124%

(1)	Net investment income (loss) per share was computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(3)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(4)	The investment adviser to the Portfolio voluntarily waived a portion of its investment advisory fee (equal to 0.04% of average daily net assets for the year ended August 31, 2005). The manager and/or distributor voluntarily waived a portion of its management fee and/or distribution fee for Asian Small Companies Fund (equal to 1.07% for Class A and 1.09% for Class B of average daily net assets for the year ended August 31, 2003). Absent these waivers, total return would be lower.
(5)	Amount represents less than $(0.0005) per share.
(6)	Amount represents less than (0.005)%.
(7)	Equal to less than $0.001 per share.

22

More Information

About the Funds: More information is available in the statement of additional information. The statement of additional information is incorporated by reference into this prospectus. Additional information about each Portfolio’s investments is available in the annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during the past fiscal year. You may obtain free copies of the statement of additional information and the shareholder reports on Eaton Vance’s website at www.eatonvance.com or by contacting the principal underwriter:

Eaton Vance Distributors, Inc. The Eaton Vance Building 255 State Street Boston, MA 02109 1-800-262-1122 website: www.eatonvance.com

You will find and may copy information about each Fund (including the statement of additional information and shareholder reports): at the Securities and Exchange Commission’s public reference room in Washington, DC (call1-202-^551-8090 for informationon the operation ofthe public reference room); on the EDGAR Database on the SEC’s Internet site (http://www.sec.gov); or, upon payment of copying fees, by writing to the SEC’s public reference section, 100 F Street NE, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

^Shareholder ^Inquiries: You can obtain more information from Eaton Vance Shareholder Services ^or the Fund transfer agent, PNC Global Investment Servicing. If you own shares and would like to add to, redeem or change your account, please write or call ^below:^

Regular Mailing Address:	Overnight Mailing Address:	Phone Number:
Eaton Vance Funds	Eaton Vance Funds	1-800-262-1122
PO Box 9653	101 Sabin Street	Monday - Friday
Providence, RI 02940-9653	Pawtucket, RI 02860	8am - 7pm ET

^The Funds’ Investment Company Act No. is 811-01241.	ASCGCP

^3078-1/09	© ^2008 Eaton Vance Management

STATEMENT OF ADDITIONAL INFORMATION ^January 1, 2009

Eaton Vance Asian Small Companies Fund Eaton Vance Greater China Growth Fund

The Eaton Vance Building 255 State Street Boston, Massachusetts 02109 1-800-262-1122

This Statement of Additional Information (“SAI”) provides general information about the Funds and their corresponding Portfolios. The Asian Small Companies Fund and its Portfolio are diversified and the Greater China Growth Fund and its Portfolio are non-diversified, open-end management investment companies. Each Fund is a series of Eaton Vance Growth Trust (the “Trust”). Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the prospectus. This SAI contains additional information about:

	Page		Page
Strategies and Risks	2^	Purchasing and Redeeming Shares	^19
Investment Restrictions	^6	Sales Charges	^20
Management and Organization	^8	Performance	^23
Investment Advisory and Administrative Services	^14	Taxes	^25
Other Service Providers	^18	Portfolio Securities Transactions	28^
Calculation of Net Asset Value	^18	Financial Statements	^30

Appendix A: Class A Fees, Performance and Ownership	^31	Appendix D: Asian and China Region Countries	^36
Appendix B: ^Class B Fees, Performance and Ownership	^33	Appendix E: Eaton Vance Funds Proxy Voting Policy and Procedures	^47
Appendix C: Class C Fees, Performance and Ownership	^35	Appendix F: Lloyd George Proxy Voting Policies	^49

Although each Fund offers only its shares of beneficial interest, it is possible that a Fund (or Class) might become liable for a misstatement or omission in this SAI regarding another Fund (or Class) because the Funds use this combined SAI. The Trustees of the Trust have considered this factor in approving the use of a combined SAI.

This SAI is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by the Funds’ relevant prospectus dated ^January 1, 2009, as supplemented from time to time, which is incorporated herein by reference. This SAI should be read in conjunction with the prospectus, which may be obtained by calling 1-800-262-1122.

© ^2009 Eaton Vance Management

The following defined terms may be used herein: “SEC” for the Securities and Exchange Commission; “CFTC” for the Commodities Futures Trading Commission; “IRS” for Internal Revenue Service; “Code” for the Internal Revenue Code of 1986, as amended; “1940 Act” for the Investment Company Act of 1940, as amended; and “FINRA” for the Financial Industry Regulatory Authority.

STRATEGIES AND RISKS

Primary strategies are defined in the prospectus. The following is a description of the various investment practices that may be engaged in, whether as a primary or secondary strategy, and a summary of certain attendant risks. The investment adviser(s) may not buy any of the following instruments or use any of the following techniques unless it believes that doing so will help achieve the investment objective(s).

Equity Investments. Equity investments in which each Portfolio may invest include common and preferred stocks; equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises; special classes of shares available only to foreign investors in markets that restrict the ownership by foreign investors to certain classes of equity securities; convertible preferred stocks; and other convertible investment grade debt instruments. A debt security is investment grade if it is rated BBB or above by Standard & Poor’s Ratings Group (“S&P”) or Baa or above by Moody’s Investors Service, Inc. (“Moody’s”) or determined to be of comparable quality by the investment adviser. Debt securities rated BBB by S&P or Baa by Moody’s have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt securities. Each Portfolio will attempt to promptly dispose of any convertible debt instrument which is rated or determined by the investment adviser to be below investment grade subsequent to acquisition by a Portfolio. In addition to its investments in equity securities, each Portfolio may invest up to 5% of its net assets in warrants, including warrants traded in over-the-counter markets. Except during unusual market conditions, each Portfolio will not invest in debt securities, other than investment grade convertible debt instruments.

Direct Investments. Each Portfolio may invest up to 10% of its total assets in direct investments in smaller companies based in Asia, in the case of Asian Small Companies Portfolio and in China growth companies, in the case of Greater China Growth Portfolio. Direct investments include (i) the private purchase from an enterprise of an equity interest in the enterprise in the form of shares of common stock or equity interests in trusts, partnerships, joint ventures or similar enterprises, and (ii) the purchase of such an equity interest in an enterprise from a principal investor in the enterprise. In each case, each Portfolio will, at the time of making the investment, enter into a shareholder or similar agreement with the enterprise and one or more other holders of equity interests in the enterprise. The investment adviser anticipates that these agreements will, in appropriate circumstances, provide it with the ability to appoint a representative to the board of directors or similar body of the enterprise and for eventual disposition of each Portfolio investment in the enterprise. Such a representative will be expected to provide the ability to monitor its investment and protect its rights in the investment and will not be appointed for the purpose of exercising management or control of the enterprise.

Securities Trading Markets. A high proportion of the shares of many issuers in the Asian and China Regions (each, a "Region") may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment. The prices at which investments may be acquired may be affected by trading by persons with material non-public information and by securities transactions by brokers in anticipation of transactions by each Portfolio in particular securities. Similarly, volume and liquidity in the bond markets in the Region are less than in the United States and, at times, price volatility can be greater than in the United States. The limited liquidity of securities markets in the Region may also affect the ability to acquire or dispose of securities at the price and time each Portfolio wishes to do so. In addition, Region securities markets are susceptible to being influenced by large investors trading significant blocks of securities.

Region stock markets are undergoing a period of growth and change which may result in trading volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant law and regulations. The securities industry in Asian Region countries and China are not well developed. Stockbrokers and other intermediaries in the Region may not perform as well as their counterparts in the United States and other more developed securities markets.

Political and economic structures in many Region countries are undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of the United States. Certain of such countries may have, in the past, failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the values of investments in those countries and the availability of additional investments in those countries. The laws of countries in the Region relating to limited liability of corporate shareholders, fiduciary duties of officers and directors, and the bankruptcy of state enterprises are generally less well developed than or different from such laws in the United States. It may be more difficult to obtain or enforce a judgment in the courts of these countries than it is in the United States. China does not have a comprehensive system of laws and some laws may not even be publicly available. Monsoons and natural disasters also can affect the value of investments in China.

The investment adviser will take into account the effects on returns of local taxation. Certain countries may require withholding on dividends paid on portfolio securities and on realized capital gains. In the past, these taxes have sometimes been substantial. There can be no assurance that repatriation of each Portfolio’s income, gains or initial capital from these countries can occur.

Foreign Investments. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets, political or financial instability or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. It is anticipated that in most cases the best available market for foreign securities will be on exchanges or in over-the-counter markets located outside the United States. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In addition, foreign brokerage commissions are generally higher than commissions on securities traded in the United States and may be non-negotiable. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States. In some countries, delayed settlements are customary, which increase the risk of loss.

American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) may be purchased. ADRs, EDRs and GDRs are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include the political and economic risks of the underlying issuer’s country, as well as in the case of depositary receipts traded on non-U.S. markets, exchange risk. ADRs, EDRs and GDRs may be sponsored or unsponsored. Unsponsored receipts are established without the participation of the issuer. Unsponsored receipts may involve higher expenses, they may not pass-through voting or other shareholder rights, and they may be less liquid.

Foreign Currency Transactions. The value of foreign assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad. Foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into derivative currency transactions. Currency futures contracts are exchange-traded and change in value to reflect movements of a currency or a basket of currencies. Settlement must be made in a designated currency.

Forward foreign currency exchange contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. Such contracts may be used when a security denominated in a foreign currency is purchased or sold, or when the receipt in a foreign currency of dividend or interest payments on such a security is anticipated. A forward contract can then “lock in” the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. Additionally, when the investment adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the securities held that are denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible. In addition, it may not be possible to hedge against long-term currency changes. Cross-hedging may be used by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of securities denominated in a different currency if the investment adviser determines that there is an established historical pattern of correlation between the two currencies (or the basket of currencies and the underlying currency). Use of a different foreign currency magnifies exposure to foreign currency exchange rate fluctuations. Forward contracts may also be used to shift exposure to foreign currency exchange rate changes from one currency to another. Short-term hedging provides a means of fixing the dollar value of only a portion of portfolio assets.

Currency swaps involve the exchange of rights to make or receive payments in specified currencies and are individually negotiated. The entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The credit quality of the unsecured senior debt or the claims-paying ability of the other party thereto must be considered to be investment grade by the investment adviser at the time the swap is entered into. The use of currency swaps is a highly specialized activity which involves special investment techniques and risks. If the investment adviser is incorrect in its forecasts of market value and currency exchange rates, performance may be adversely affected.

Currency transactions are subject to the risk of a number of complex political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying the derivative currency transactions. As a result, available information may not be complete. In an over-the-counter trading environment, there are no daily price fluctuation limits. There may be no liquid secondary market to close out options purchased or written, or forward contracts entered into, until their exercise, expiration or maturity. There is also the risk of default by, or the bankruptcy of, the financial institution serving as a counterparty.

Derivative Instruments. Derivative instruments (which are instruments that derive their value from another instrument, security, index or currency) may be purchased or sold to enhance return (which may be considered speculative), to hedge against fluctuations in securities prices, market conditions or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies. Such transactions may be in the U.S. or abroad and may include the purchase or sale of futures contracts on securities, securities and other indices, other financial instruments or currencies; options on futures contracts; exchange-traded and over-the-counter options on securities, indices or currencies; and forward foreign currency exchange contracts. Transactions in derivative instruments involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, indices, the other financial instruments’ prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed an investment in these instruments. In addition, the entire premium paid for purchased options may be lost before they can be profitably exercised. Transaction costs are incurred in opening and closing positions. Derivative instruments may sometimes increase or leverage exposure to a particular market risk, thereby increasing price volatility of derivative instruments a Portfolio holds. A Portfolio’s success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instruments and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative instrument, the assets underlying the derivative instrument and a Portfolio’s assets^. Each Portfolio may also enter into stock index futures when the investment adviser deems it necessary to manage the assets of the Portfolio.

Over-the-counter (“OTC”) derivative instruments involve an enhanced risk that the issuer or counterparty will fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day’s settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the closing out of positions to limit losses. The staff of the SEC takes the position that certain purchased OTC options, and assets used as cover for written OTC options, are illiquid. The ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. In addition, certain provisions of the Code limit the use of derivative instruments. Each Portfolio has claimed an exclusion from the definition of a Commodity Pool Operator ("CPO") under the Commodity Exchange Act and therefore is not subject to registration as a CPO. The use of derivatives are highly specialized activities that involve skills different from conducting ordinary portfolio securities transactions. There can be no assurance that the investment adviser’s use of derivative instruments will be advantageous to a Portfolio. Each Portfolio will engage in transactions in futures contracts and regulated options only to the extent such transactions are consistent with the requirements of the Code for maintaining the qualification of the Fund as a regulated investment company for federal income tax purposes.

Foreign exchange traded futures contracts and options thereon may be used only if the investment adviser determines that trading on such foreign exchange does not entail risks, including credit and liquidity risks, that are materially greater than the risks associated with trading on CFTC-regulated exchanges.

A put option on a security may be written only if the investment adviser intends to acquire the security. A covered option may not be written on any security if after such transaction more than 15% of net assets, as measured by the aggregate value of the securities underlying all written covered calls and puts would be subject to such options. Options will not be purchased if after such transaction more than 5% of net assets, as measured by the aggregate of all premiums paid for such options held would be so invested.

Repurchase Agreements. ^Each Portfolio may enter into repurchase agreements (the purchase of a security coupled with an agreement to resell at a specified date and price) with respect to its permitted investments. In the event of the bankruptcy of the counterparty to a repurchase agreement, recovery of cash may be delayed. To the extent that, in the meantime, the value of the purchased securities may have decreased, a loss could result. Repurchase agreements which mature in more than seven days will be treated as illiquid. The terms of a repurchase agreement will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the agreement, and will be marked to market daily.

Reverse Repurchase Agreements. Each Portfolio may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Portfolio temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the instrument at an agreed upon time (normally within seven days) and price, which reflects an interest payment. A Portfolio may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. A Portfolio could also enter into reverse repurchase agreements as a means of raising cash to satisfy redemption requests without the necessity of selling portfolio assets.

When a Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. As a result, such transactions may increase fluctuations in the market value of the Portfolio’s assets. While there is a risk that large fluctuations in the market value of the Portfolio’s assets could affect net asset value, this risk is not significantly increased by entering into reverse repurchase agreements, in the opinion of the investment adviser. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. Such agreements will be treated as subject to investment restrictions regarding “borrowings.” If the Portfolio reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Portfolio’s yield.

Asset Coverage. To the extent required by SEC guidelines, each Portfolio will only engage in transactions that expose it to an obligation to another party if it owns either (1) an offsetting (“covered”) position for the same type of financial asset, or (2) cash or liquid securities, segregated with its custodian, with a value sufficient at all times to cover its potential obligations not covered as provided in (1). Assets used as cover or segregated with the custodian cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets. As a result, if a large portion of assets is segregated or committed as cover, it could impede portfolio management or the ability to meet redemption requests or other current obligations.

Pooled Investment Vehicles. Each Portfolio reserves the right to invest up to 10% of its total assets, calculated at the time of purchase, in the securities of pooled investment vehicles, including other investment companies unaffiliated with the investment adviser. Each Portfolio will indirectly bear its proportionate share of any management fees paid by pooled investment vehicles in which it invests in addition to the investment advisory fee paid by each Portfolio. Please refer to “Cash Equivalents” for additional information about investments in other investment companies. The 10% limitation does not apply to investments in money market funds and certain other pooled investment vehicles. If ^a Portfolio invests in Cash Management Portfolio, an affiliated money market fund, the management fee paid on such investment will be credited against ^the Portfolio management fee.

Securities Lending. As described in the prospectus, a Portfolio may seek to earn income by lending portfolio securities to broker-dealers and other institutional investors. Cash collateral received by a Portfolio in respect of loaned securities is invested in Eaton Vance Cash Collateral Fund, LLC (“Cash Collateral Fund”), a privately offered investment company holding high quality, U.S. dollar denominated money market instruments. As compensation for its services as manager, Eaton Vance is paid a fee at a rate of 0.08% annually of the average daily net assets of Cash Collateral Fund. Eaton Vance pays all of Cash Collateral Fund’s custody, audit and other ordinary operating expenses, excluding extraordinary, non-recurring items such as expenses incurred in connection with litigation, proceedings, claims and reorganization expenses.

Payments to Eaton Vance for managing Cash Collateral Fund are in addition to the investment advisory fee paid by a Portfolio to Lloyd George Investment Management (Bermuda) Limited.

ReFlow Liquidity Program. Each ^Fund may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are to settle the next business day. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net sales, at the end of a maximum holding period determined by ReFlow (currently 28 days) or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder. For use of the ReFlow service, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. The current minimum fee rate is 0.15% of the value of the fund shares purchased by ReFlow although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. Such fee is allocated among a fund’s share classes based on relative net assets. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies or anticipated performance. ReFlow will purchase Class A shares at net asset value and will not be subject to any sales charge, investment minimum or redemption fee applicable to such shares. Investments in a fund by ReFlow in connection with the ReFlow liquidity program are not subject to the ^round trip limitation described in “Restrictions on Excessive Trading and Market Timing” under “Purchasing Shares” in the prospectus. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. The investment adviser believes that the program assists in stabilizing a Portfolio’s net assets to the benefit of the Fund and its shareholders. To the extent a Portfolio’s net assets do not decline, the investment adviser may also benefit.

Cash Equivalents. Each Portfolio may invest in cash equivalents to invest daily cash balances or for temporary defensive purposes. Cash equivalents are highly liquid, short-term securities such as commercial paper, time deposits, certificates of deposit, short-term notes and short-term U.S. Government obligations and may include Cash Management Portfolio, an affiliated money market fund which invests in such short-term securities.

Portfolio Turnover. The Asian Small Companies Portfolio and the Greater China Growth Portfolio cannot accurately predict its portfolio turnover rate, but the annual turnover rate may exceed 100% (excluding turnover of securities having a maturity of one year or less). A high turnover rate (100% or more) necessarily involves greater expenses to each Fund and may result in a realization of net short-term capital gains. During the fiscal year ended ^August 31, 2008, the portfolio turnover rate of the Asian Small Companies Portfolio and the Greater China Growth Portfolio was ____% and ____%, respectively. The increase in Greater China Growth Portfolio’s turnover from the prior year was due to a change in concentration in the Portfolio’s investments during the year. Historical turnover rate(s) are included in the Financial Highlights table(s) in the ^prospectus.

INVESTMENT RESTRICTIONS

The following investment restrictions of each Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of a Fund’s outstanding voting securities, which as used in this SAI means the lesser of: (a) 67% of the shares of a Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting; or (b) more than 50% of the outstanding shares of a Fund.

The fundamental investment restrictions for Asian Small Companies Fund are stated below. The Fund may not:

(1)	Borrow money or issue senior securities except as permitted by the 1940 Act;

(2)	Purchase any securities on margin (but the Fund and the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities);

(3)	Underwrite securities of other issuers;

(4)	Invest in real estate including interests in real estate limited partnerships (although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate) or in commodities or commodity contacts for the purchase or sale of physical commodities;

(5)	Make loans to any person except by (a) the acquisition of debt securities and making portfolio investments, (b) entering into repurchase agreements and (c) lending portfolio securities;

(6)	With respect to 75% of its total assets, invest more than 5% of its total assets (taken at current value) in the securities of anyone issuer, or invest in more than 10% of the outstanding voting securities of anyone issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies; or

(7)	Concentrate its investments in any particular industry, but, if deemed appropriate for the Fund’s objective, up to (but less than) 25% of the value of its assets may be invested in securities of companies in any one industry (although more than 25% may be invested in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities).

The fundamental investment restrictions for Greater China Growth Fund are stated below. The Fund may not:

(1)	Borrow money or issue senior securities except as permitted by the 1940 Act;

(2)	Purchase securities or evidences of interest therein on “margin,” that is to say in a transaction in which it has borrowed all or a portion of the purchase price and pledged the purchased securities or evidences of interest therein as collateral for the amount so borrowed;

(3)	Engage in the underwriting of securities;

(4)	Make loans to other persons except by (a) the acquisition of debt securities and making portfolio investments, (b) entering into repurchase agreements, (c) lending portfolio securities, and (d) lending cash consistent with applicable law;

(5)	Concentrate its investments in any particular industry, but, if deemed appropriate for the Fund’s objective, up to (but less than) 25% of the value of its assets may be invested in any one industry; or

(6)	Buy or sell real estate (although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate), commodities or commodity contracts for the purchase or sale of physical commodities.

In connection with Restriction (1) above, the 1940 Act currently permits investment companies to borrow money so long as there is 300% asset coverage of the borrowing (i.e., borrowings do not exceed one-third of the investment company’s total assets after subtracting liabilities other than the borrowings). There is no current intent to borrow money, except for the limited purposes described in the prospectus.

Notwithstanding the investment policies and restrictions of a Fund, a Fund may invest its investable assets in another open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund; moreover, subject to Trustee approval, the Greater China Growth Fund may invest its investable assets in two or more open-end management investment companies which together have substantially the same investment objective, policies and restrictions as the Fund, to the extent permitted by Section 12(d)(1)(G) of the 1940 Act.

Each Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by each Fund; such restrictions cannot be changed without the approval of a “majority of the outstanding voting securities” of a Portfolio. In addition, each Portfolio may not invest in other open-end management investment companies in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act to the extent that the Fund or any other investor in the Portfolio acquires securities in the Portfolio in reliance on Section 12(d)(1)(G) of such Act.

The following nonfundamental investment policies have been adopted by each Fund and Portfolio. A nonfundamental investment policy may be changed by the Trustees with respect to a Fund without approval by the Fund’s shareholders or, with respect to the Portfolio, without approval of the Fund or its other investors. Each Fund and Portfolio will not:

  make short sales of securities or maintain a short position, unless at all times when a short position is open (i) it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short or (ii) it holds in a segregated account cash or other liquid securities (to the extent required under the 1940 Act) in an amount equal to the current market value of the securities sold short, and unless not more than 25% of its net assets (taken at current value) is held as collateral for such sales at any one time; or

  invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees, or its delegate, determines to be liquid. Any such determination by a delegate will be made pursuant to procedures adopted by the Board. When investing in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

Whenever an investment policy or investment restriction set forth in the prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the acquisition by a Fund and Portfolio of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating service (or as determined by the investment adviser if the security is not rated by a rating agency), will not compel a Fund and Portfolio to dispose of such security or other asset. However, a Fund and Portfolio must always be in compliance with the borrowing policy and limitation on investing in illiquid securities set forth above. If a sale of securities is required to comply with the 15% limit on illiquid securities, such sales will be made in an orderly manner with consideration of the best interests of shareholders.

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of the Trust are responsible for the overall management and supervision of the affairs of the Trust. The Trustees of each Portfolio are responsible for the overall management and supervision of the affairs of the Portfolios. The Trustees and officers of the Trust and the Portfolios are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolios hold indefinite terms of office. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. The business address for Messrs. Darling, Lloyd George, Kerr and Mean and Ms. Chan is Suite 3808, One Exchange Square, Central, Hong Kong As used in this SAI, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance Inc. and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of Eaton Vance and BMR. EVD is the principal underwriter of each Fund (see "Principal Underwriter" under "Other Service Providers"). Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with Eaton Vance listed below.

As used in the table below, “ASCP” refers to Asian Small Companies Portfolio and “GCGP” refers to Greater China Growth Portfolio.^

Number of Portfolios
in Fund Complex
	Position(s) with	Term of Office and		Overseen By
Name and Date of Birth	the Trust/Portfolio	Length of Service	Principal Occupation(s) During Past Five Years	Trustee(1)	Other Directorships Held

Interested Trustee

THOMAS E. FAUST JR.	Trustee and	President since	Chairman, Chief Executive Officer and President of EVC, Director and	^173	Director of EVC
5/31/58	President of the	2002 and Trustee	President of EV, Chief Executive Officer and President of Eaton Vance
	Trust	since 2007	and BMR, and Director of EVD. Trustee and/or officer of ^173 registered investment companies and 5 private investment companies managed by Eaton Vance or BMR. Mr. Faust is an interested person because of his positions with BMR, Eaton Vance, EVC, EVD and EV, which are affiliates of the Trust and Portfolios.

Noninterested Trustees

BENJAMIN C. ESTY	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration,	^173	None
1/2/63			Harvard University Graduate School of Business Administration.^

ALLEN R. FREEDMAN	Trustee	Since 2007	Former Chairman (2002-2004) and a Director (1983-2004) of	^173	Director of Assurant, Inc.
4/3/40			Systems & Computer Technology Corp. (provider of software to higher		(insurance provider), and
			education). ^Formerly, a Director of Loring Ward International (fund		Stonemor Partners L.P. (owner
			distributor) (2005-2007). Formerly, Chairman and a Director of Indus		and operator of cemeteries)
International Inc. (provider of enterprise management software to the power generating industry) (2005-2007).

WILLIAM H. PARK	Trustee	Since 2003	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance	^173	None
9/19/47			company) (since 2006). Formerly, President and Chief Executive
Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005).

Number of Portfolios
in Fund Complex
	Position(s) with	Term of Office and		Overseen By
Name and Date of Birth	the Trust/Portfolio	Length of Service	Principal Occupation(s) During Past Five Years	Trustee(1)	Other Directorships Held

RONALD A. PEARLMAN	Trustee	Since 2003	Professor of Law, Georgetown University Law Center.	^173	None
7/10/40

HEIDI L. STEIGER	Trustee	Since 2007	Managing Partner, Topridge Associates LLC (global wealth	^173	Director of Nuclear Electric
7/8/53			management firm) (since 2008); Senior Adviser (since 2008),		Insurance Ltd. (nuclear
			President (2005-2008), Lowenhaupt Global Advisors, LLC (global		insurance provider) and Aviva
			wealth management firm). ^Formerly, President and Contributing		USA (insurance provider)
Editor, Worth Magazine (2004-2005). Formerly, Executive Vice
President and Global Head of Private Asset Management (and various other positions), Neuberger Berman (investment firm) (1986-2004).

LYNN A. STOUT	Trustee	Trustee of the Trust	Paul Hastings Professor of Corporate and Securities Law (since 2006)	^173	None
9/14/57		and ASCP since	and Professor of Law (2001-2006), University of California at Los
		1998; of the GCGP	Angeles School of Law.
since 2003

RALPH F. VERNI	Chairman of the	Trustee since 2005	Consultant and private investor.	^173	None
1/26/43	Board and Trustee	and Chairman
since 2007

(1)Includes both master and feeder funds in a master-feeder structure.

Principal Officers who are not Trustees

	Position(s) with	Term of Office and
Name and Date of Birth	the Trust/Portfolio	Length of Service	Principal Occupation(s) During Past Five Years

PAMELA CHAN	Vice President of GCGP	Since 2002	Director of Lloyd George. Officer of 1 registered investment company managed by Eaton Vance
2/7/57			BMR.

^

CHRISTOPHER DARLING	Vice President of ASCP	Since 2008	Director of Research of Lloyd George (since 2007). Previously, an equity salesperson at Fox-Pitt
6/9/64			Kelton in London (2005-2006), an investment consultant (2004) and a portfolio manager at
Lombard Odier, Darier, Hentsch & Cie in London (1995-2003). Officer of 2 registered investment companies managed by Eaton Vance or BMR.

WILLIAM WALTER RALEIGH KERR	Vice President of each Portfolio	Of ASCP since 1996 and of GCGP	Director, Finance Director and Chief Operating Officer of Lloyd George. Director of Lloyd George
8/17/50		since 1993	Management (B.V.I.) Limited ("LGM"). Officer of 4 registered investment companies managed
Eaton Vance or BMR.

^

HON. ROBERT LLOYD GEORGE	President of each Portfolio	Of ASCP since 1996 and of GCGP	Chairman and Chief Executive Officer of ^LGM and Lloyd George^. Officer of 4 registered
8/13/52		since 1992	investment companies managed by Eaton Vance or BMR.

^

NG GUAN MEAN	Vice President of ASCP	Since 2008	Portfolio Manager at Lloyd George (since 2007). Previously, a portfolio manager at DBS Asset
10/16/74			Management (2006-2007) and an assistant investment manager at The Asia Life Assurance
Society Limited (2000-2006). Officer of 1 registered investment company managed by Eaton
Vance or BMR.

BARBARA E. CAMPBELL^	Treasurer	Of the Trust Since 2005 and of	Vice President of Eaton Vance and BMR. Officer of ^173 registered investment companies
6/19/57		each Portfolio since 2008	managed by Eaton Vance or BMR.

^

	Position(s) with	Term of Office and
Name and Date of Birth	the Trust/Portfolio	Length of Service	Principal Occupation(s) During Past Five Years

MAUREEN A. GEMMA	Secretary and Chief Legal Officer	Secretary since 2007 and Chief	Vice President of Eaton Vance and BMR.	Officer of ^173 registered investment companies
5/24/60		Legal Officer since 2008	managed by Eaton Vance or BMR.

PAUL M. O’NEIL	Chief Compliance Officer	Since 2004	Vice President of Eaton Vance and BMR.	Officer of ^173 registered investment companies
7/11/53			managed by Eaton Vance or BMR.

^

The Board of Trustees of the Trust and the Portfolios have several standing Committees, including the Governance Committee, the Audit Committee, the Portfolio Management Committee, the Compliance Reports and Regulatory Matters Committee and the Contract Review Committee (formerly, the Special Committee). ^Each of the ^Committees are ^comprised of only noninterested Trustees.

Mmes. Stout (Chair) and Steiger and Messrs. Esty, Freedman, Park, Pearlman and Verni are members of the Governance Committee of the Board of Trustees of the ^Trust and each Portfolio. The purpose of the Governance Committee is to consider, evaluate and make recommendations to the Board of Trustees with respect to the structure, membership and operation of the Board of Trustees and the Committees thereof, including the nomination and selection of noninterested Trustees and a Chairperson of the Board of Trustees and the compensation of such persons. During the fiscal year ended ^August 31, 2008, the Governance Committee convened ^seven times.

The Governance Committee will, when a vacancy exists or is anticipated, consider any nominee for noninterested Trustee recommended by a shareholder if such recommendation is submitted in writing to the Governance Committee, contains sufficient background information concerning the candidate, including evidence the candidate is willing to serve as a noninterested Trustee if selected for the position, and is received in a sufficiently timely manner.

Messrs. Park (Chairman) and Verni and Mmes. Steiger and Stout are members of the Audit Committee of the Board of Trustees of the ^Trust and each Portfolio. The Board of Trustees has designated ^Mr. ^Park, ^a noninterested Trustee, as audit committee financial ^expert. The Audit Committee’s purposes are to (i) oversee each Fund and Portfolio’s accounting and financial reporting processes, its internal control over financial reporting, and, as appropriate, the internal control over financial reporting of certain service providers; (ii) oversee or, as appropriate, assist Board oversight of the quality and integrity of each Fund and Portfolio’s financial statements and the independent audit thereof; (iii) oversee, or, as appropriate, assist Board oversight of, each Fund and Portfolio’s compliance with legal and regulatory requirements that relate to each Fund and Portfolio’s accounting and financial reporting, internal control over financial reporting and independent audits; (iv) approve prior to appointment the engagement and, when appropriate, replacement of the independent registered public accounting firm, and, if applicable, nominate the independent registered public accounting firm to be proposed for shareholder ratification in any proxy statement of ^a Fund; (v) evaluate the qualifications, independence and performance of the independent registered public accounting firm and the audit partner in charge of leading the audit; and (vi) prepare, as necessary, audit committee reports consistent with the requirements of ^applicable SEC and stock exchange rules for inclusion in the proxy statement of ^a Fund. During the fiscal year ended ^August 31, 2008, the Audit Committee convened ^six times.

Messrs. ^Verni (Chair), Esty, Freedman, Park and Pearlman are currently members of the ^Contract Review Committee of the Board of Trustees of the ^Trust and each Portfolio. The purposes of the ^Contract Review Committee are to consider, evaluate and make recommendations to the Board of Trustees concerning the following matters: (i) contractual arrangements with each service provider to the ^Funds and Portfolios, including advisory, sub-advisory, transfer agency, custodial and fund accounting, distribution services and administrative services; (ii) any and all other matters in which any service provider (including Eaton Vance or any affiliated entity thereof) has an actual or potential conflict of interest with the interests of the ^Funds, Portfolios or investors therein; and (iii) any other matter appropriate for review by the noninterested Trustees, unless the matter is within the responsibilities of the ^other Committees of the Board of Trustees of the ^Trust and each Portfolio. During the fiscal year ended ^August 31, 2008, the ^Contract Review Committee convened ^ten times.

Messrs. Esty (Chair), Freedman and Park are currently members of the Portfolio Management Committee of the Board of Trustees of the Trust and each Portfolio. The purposes of the Portfolio Management Committee are to: (i) assist the Board of Trustees in its oversight of the portfolio management process employed by the Funds and the Portfolios and their investment adviser and sub-adviser(s), if applicable, relative to the Funds’ and Portfolios’ stated objective(s), strategies and restrictions; (ii) assist the Board of Trustees in its oversight of the trading policies and procedures and risk management techniques applicable to the Funds and the Portfolios; and (iii) assist the Board of Trustees in its monitoring of the performance results of all Funds and Portfolios, giving special attention to the performance of certain Funds and Portfolios that it or the Board of Trustees identifies from time to time. During the fiscal year ended August 31, 2008, the Portfolio Management Committee convened two times.

Mr. Pearlman (Chair) and Mmes. Steiger and Stout are currently members of the Compliance Reports and Regulatory Matters Committee of the Board of Trustees of the Trust and each Portfolio. The purposes of the Compliance Reports and Regulatory Matters Committee are to: (i) assist the Board of Trustees in its oversight role with respect to compliance issues and certain other regulatory matters affecting the Funds and the Portfolios; (ii) serve as a liaison between the Board of Trustees and the Funds’ and Portfolios’ Chief Compliance Officer (the “CCO”); and (iii) serve as a “qualified legal compliance committee” within the rules promulgated by the SEC. During the fiscal year ended August 31, 2008, the Compliance Reports and Regulatory Matters Committee convened two times.

Share Ownership. The following table shows the dollar range of equity securities beneficially owned by each Trustee in the Fund and in all Eaton Vance Funds overseen by the Trustee as of December 31, ^2007. Interests in a Portfolio cannot be purchased by a Trustee.^

Aggregate Dollar Range of Equity
Securities Owned in All Registered
	Dollar Range of Equity Securities	Funds Overseen by Trustee in the
Name of Trustee	Owned in the Fund	Eaton Vance Fund Complex
Interested Trustee
Thomas E. Faust Jr.	None	over $100,000
Noninterested Trustees
Benjamin C. Esty	None	over $100,000
Allen R. Freedman	None	over $100,000
William H. Park	None	over $100,000
Ronald A. Pearlman	None	over $100,000
Heidi L. Steiger	None	$50,001 - $100,000
Lynn A. Stout	None	over $100,000*
Ralph F. Verni	None	over $100,000

* Includes shares which may be deemed to be beneficially owned through the Trustee Deferred Compensation Plan.

As of December 31, ^2007, no noninterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of EVC, EVD or LGM or any person controlling, controlled by or under common control with EVC, EVD or LGM.

During the calendar years ended December 31, ^2006 and December 31, ^2007, no noninterested Trustee (or their immediate family members) had:

1.	Any direct or indirect interest in Eaton Vance, EVC, EVD, LGM or any person controlling, controlled by or under common control with EVC, EVD or LGM;

2.	Any direct or indirect material interest in any transaction or series of similar transactions with (i) the Trust or any Fund; (ii) another fund managed by EVC or LGM, distributed by EVD or a person controlling, controlled by or under common control with EVC, EVD or LGM; (iii) EVC, EVD or LGM; (iv) a person controlling, controlled by or under common control with EVC, EVD or LGM; or (v) an officer of any of the above; or

3.	Any direct or indirect relationship with (i) the Trust or any Fund; (ii) another fund managed by EVC or LGM, distributed by EVD or a person controlling, controlled by or under common control with EVC, EVD or LGM; (iii) EVC, EVD or LGM; (iv) a person controlling, controlled by or under common control with EVC, EVD or LGM; or (v) an officer of any of the above.

During the calendar years ended December 31, ^2006 and December 31, ^2007, no officer of EVC, EVD or LGM or any person controlling, controlled by or under common control with EVC, EVD or LGM served on the Board of Directors of a company where a noninterested Trustee of the Trust or each Portfolio or any of their immediate family members served as an officer.

Trustees of each Portfolio who are not affiliated with Eaton Vance may elect to defer receipt of all or a percentage of their annual fees received from certain Eaton Vance sponsored funds in accordance with the terms of a Trustees Deferred Compensation Plan (the “Trustees’ Plan”). Under the Trustees’ Plan, an eligible Trustee may elect to have his or her deferred fees invested by the Eaton Vance sponsored fund in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees’ Plan will be determined based upon the performance of such investments. Neither the Trust nor each Portfolio has a retirement plan for Trustees. Each Portfolio does not participate in the Trustees’ Plan.

The fees and expenses of the Trustees of the Trust and the Portfolios are paid by the Funds (and other series of the Trust) and each Portfolio, respectively. (A Trustee of the Trust and the Portfolios who is a member of the Eaton Vance organization receives no compensation from the Trust and the Portfolios.) During the fiscal year ended ^August 31, 2008, the Trustees of the Trust and the Portfolios earned the following compensation in their capacities as Trustees from the Trust and the Portfolios. For the year ended December 31, ^2007, the Trustees earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1): ^

Source of Compensation	Benjamin C. Esty	Allen R. Freedman	William H. Park		Ronald A. Pearlman	Heidi L. Steiger	Lynn A. Stout		Ralph F. Verni
Trust(2)	$	$	$		$	$	$		$
Asian Small Companies Portfolio
Greater China Growth Portfolio
Trust and Fund Complex(1)				(3)				(4)		(5)

(1)	As of ^January 1, 2009, the Eaton Vance fund complex consists of ____ registered investment companies or series thereof. ^Samuel L. Hayes, III and Norton H. Reamer retired as ^Trustees on July 1, ^2007 and July 1, 2008, respectively. For the fiscal year ended August 31, ^2008, Mr. ^Reamer received Trustee fees of $^_______. For the calendar year ended December 31, ^2008, ^Mr. Hayes and Mr. Reamer received $_______ and $^_______, respectively, from the Trust and Fund Complex.
(2)	The Trust consisted of 7 Funds as of ^August 31, 2008.
(3)	Includes $_______ of deferred compensation.
(4)	Includes $_______ of deferred compensation.
(5)	Includes $_______ of deferred compensation.

Organization

The Funds are series of the Trust, which was established under Massachusetts law on May 25, 1989 (prior to that date it was a Maryland corporation organized on October 15, 1963), and is operated as an open-end management investment company. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as a Fund). The Trustees of the Trust have divided the shares of each Fund into multiple classes. Each class represents an interest in a Fund, but is subject to different expenses, rights and privileges. The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of a Fund will be voted together except that only shareholders of a particular class may vote on matters affecting only that class. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of a Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.

As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders’ meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust’s By-laws, the Trustees shall continue to hold office and may appoint successor Trustees. The Trust’s By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him or her from that office either by a written declaration filed with the Trust’s custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

The Trust’s Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust’s By-laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the Trust’s By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class. Moreover, the Trust’s By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of each Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of each Fund’s business and the nature of its assets, management believes that the possibility of the Fund’s liability exceeding its assets, and therefore the shareholder’s risk of personal liability, is remote.

Each Portfolio was organized as a trust under the laws of the state of New York on January 19, 1996 - Asian Small Companies Portfolio and September 1, 1992 - Greater China Growth Portfolio and intends to be treated as a partnership for federal tax purposes. In accordance with the Declaration of Trust of each Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Portfolio holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors’ meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio’s Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.

The Declaration of Trust of each Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interests have removed him from that office either by a written declaration filed with the Portfolio’s custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting.

Each Portfolio’s Declaration of Trust provides that a Fund and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of a Fund investing in the Portfolio.

A Fund may be required to vote on matters pertaining to a Portfolio. When required by law to do so, the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. A Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in a Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution “in kind” of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, a Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of a Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

A Fund may withdraw (completely redeem) all its assets from the Portfolio without shareholder approval at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund and its shareholders to do so. In the event a Fund withdraws all of its assets from the Portfolio, or the Board of Trustees of the Trust determines that the investment objective of the Portfolio is no longer consistent with the investment objective of the Fund, the Trustees would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund’s assets in accordance with its investment objective. A Fund’s investment performance may be affected by a withdrawal of all its assets (or the assets of another investor in the Portfolio) from the Portfolio.

Proxy Voting Policy. The Boards of Trustees of the Trust and each Portfolio have adopted a proxy voting policy and procedures (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the investment adviser and adopted the proxy voting policies and procedures of the investment adviser (the “Policies”). The Trustees will review each Fund’s and Portfolio’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. For a copy of the Fund Policy and investment adviser Policies, see Appendix E and Appendix F, respectively. Information on how each Fund and Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the SEC’s website at http://www.sec.gov.

INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

Investment Advisory Services. The Asian Small Companies Portfolio has engaged Lloyd George Investment Management (Bermuda) Limited ("Lloyd George") as its investment adviser. The Greater China Growth Portfolio has engaged Lloyd George Management (Hong Kong) Limited ("LGM-HK") as its investment adviser. Pursuant to a service agreement effective on January 1, 1996 between LGM-HK and its affiliate, Lloyd George, Lloyd George, acting under the general supervision of the Greater China Growth Portfolio’s Board of Trustees, is responsible for managing the Portfolio’s investments. LGM-HK supervises Lloyd George’s performance of this function and retains its contractual obligations under its investment advisory agreement with the Greater China Growth Portfolio. Since January 1, 1996, LGM-HK has paid to Lloyd George the entire amount of the advisory fee payable by the Greater China Growth Portfolio under its investment advisory agreement with LGM-HK. LGM-HK and Lloyd George are both referred to separately as the investment adviser.

The investment adviser manages the investments and affairs of the Asian Small Companies Portfolio and Greater China Growth Portfolio and provides related office facilities and personnel subject to the supervision of the Portfolio’s Board of Trustees. The investment adviser furnishes investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by the Portfolio and what portion, if any, of the Portfolio’s assets will be held uninvested. The Investment Advisory Agreement requires the investment adviser to pay the salaries and fees of all officers and Trustees of the Portfolio who are members of the investment adviser’s organization and all personnel of the investment adviser performing services relating to research and investment activities.

For a description of the compensation that each Portfolio pays the investment adviser under its investment advisory agreement on average daily net assets up to $500 million, see the prospectus. On net assets of $500 million and over the annual fee is reduced and the advisory fee is computed by applying the annual asset rate applicable to that portion of the average daily net assets of each Portfolio throughout the month in each Category as follows:

Category	Average Daily Net Assets for the Month	Annual Fee Rate
1	$500 million, but less than $1 billion	0.70%
2	$1 billion, but less than $1.5 billion	0.65%
3	$1.5 billion but less than $2 billion	0.60%
4	$2 billion but less than $3 billion	0.55%
5	$3 billion and over	0.50%

The following table sets forth the net assets of each Portfolio and the advisory fees for the three fiscal years ended ^August 31, 2008.

Advisory Fee for Fiscal Years Ended
Portfolio	Net Assets at 8/31/^08	8/31/^08	8/31/^07	8/31/^06
Asian Small Companies	$ ^	$ ^	$^4,^710,^580	$^2,640,^684^
Greater China Growth	$ ^	$ ^	$^2,^128,^796	$^1,158,^285^

^

Each Investment Advisory Agreement with the investment adviser continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Portfolio or by vote of a majority of the outstanding voting securities of the Portfolio. Each Agreement may be terminated at any time without penalty on sixty (60) days’ written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Portfolio, and the Agreement will terminate automatically in the event of its assignment. Each Agreement provides that the investment adviser may render services to others. Each Agreement also provides that the investment adviser shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under the Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

While each Portfolio is a New York trust, the investment adviser, together with certain Trustees and officers of each Portfolio, are not residents of the United States, and substantially all of their respective assets may be located outside of the United States. It may be difficult for investors to effect service of process within the United States upon the individuals identified above, or to realize judgments of courts of the United States predicated upon civil liabilities of the investment adviser and such individuals under the federal securities laws of the United States. Each Portfolio has been advised that there is substantial doubt as to the enforceability in the countries in which the investment adviser and such individuals reside of such civil remedies and criminal penalties as are afforded by the federal securities laws of the United States.

Information About Lloyd George. The investment adviser of each Portfolio is a subsidiary of LGM. LGM is ultimately controlled by the Hon. Robert Lloyd George, President of each Portfolio and Chairman and Chief Executive Officer of the investment adviser. LGM’s only business is portfolio management. Eaton Vance’s parent is a shareholder of LGM. The directors of the investment adviser are the Hon. Robert Lloyd George, William Walter Raleigh Kerr, M.F. Tang, Pamela Chan, Adaline Mang-Yee Ko and Tonessan Amissah. Mr. Kerr is Chief Operating Officer of the investment adviser. The business address of the first five individuals is ^Suite 3808, One Exchange Square, Central, Hong Kong and of the last two is Canon’s Court, 22 Victoria Street, Hamilton HM 12, Bermuda.

Information About Eaton Vance. Eaton Vance is a business trust organized under the laws of The Commonwealth of Massachusetts. Eaton Vance, Inc. (“EV”) serves as trustee of Eaton Vance. EV and Eaton Vance are wholly-owned subsidiaries of Eaton Vance ^Corp. (“EVC”), a Maryland corporation and publicly-held holding company. BMR is an indirect subsidiary of EVC. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are Thomas E. Faust Jr., Ann E. Berman, Leo I. Higdon, Jr., Vincent M. O’Reilly, Dorothy E. Puhy, Duncan W. ^Richardson and Winthrop H. Smith, Jr. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Mr. Faust, Jeffrey P. Beale, Cynthia J. Clemson, Maureen A. Gemma, Lisa Jones, Michael R. Mach, Robert B. MacIntosh, Frederick S. Marius, Thomas M. Metzold, Scott H. Page, ^Mr. Richardson, Walter A. Row, III, G. West Saltonstall, Judith A. Saryan, Payson F. Swaffield, Michael W. Weilheimer, Robert J. Whelan and Matthew J. Witkos (all of whom are officers of Eaton Vance). The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of Eaton Vance who are also officers, or officers and Directors of EVC and EV. As indicated under “Management and Organization,” all of the officers of the Trust (as well as Mr. Faust who is also a Trustee) hold positions in the Eaton Vance organization.

Code of Ethics. The investment adviser, principal underwriter, and each Fund and Portfolio have adopted Codes of Ethics governing personal securities transactions. Under the Codes, employees of the investment adviser and Eaton Vance, as the case may be, and the principal underwriter may purchase and sell securities (including securities held or eligible for purchase by a Fund or Portfolio) subject to the provisions of the Codes and certain employees are also subject to pre-clearance, reporting requirements and other procedures.

Portfolio Managers. The portfolio managers (each referred to as a “portfolio manager”) of each Fund and Portfolio are listed below. Each portfolio manager may manage other investment companies and/or investment accounts in addition to a Portfolio. The following tables show, as of the Funds’ most recent fiscal year end, the number of accounts each portfolio manager managed in each of the listed categories and the total assets in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets in those accounts.

	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
Asian Small Companies Portfolio	All Accounts	All Accounts*	Paying a Performance Fee	Paying a Performance Fee
Christopher Darling
Registered Investment Companies		$		$
Other Pooled Investment Vehicles		$		$
Other Accounts		$		$
Ng Guan Mean
Registered Investment Companies		$		$
Other Pooled Investment Vehicles		$		$
Other Accounts		$		$
	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
Greater China Growth Portfolio	All Accounts	All Accounts*	Paying a Performance Fee	Paying a Performance Fee
Pamela Chan
Registered Investment Companies		$		$
Other Pooled Investment Vehicles		$		$
Other Accounts		$		$

^

* In millions of dollars.

The following table shows the dollar range of shares beneficially owned of each Fund by the portfolio manager as of each Fund’s most recent fiscal year ended ^August 31, 2008 and in all Eaton Vance Funds as of December 31, ^2007. Interests in a Portfolio cannot be purchased by a portfolio manager.^

Aggregate Dollar Range of Equity
	Dollar Range of Equity Securities	Securities Owned in all Registered Funds in
Fund Name and Portfolio Manager	Owned in the Fund	the Eaton Vance Family of Funds
Asian Small Companies Fund
Christopher Darling
Ng Guan Mean
Greater China Growth Fund
Pamela Chan

It is possible that conflicts of interest may arise in connection with the portfolio ^managers’ management of a Portfolio’s investments on the one hand and the investments of other accounts for which a portfolio manager is responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Portfolio and other accounts she advises. In addition due to differences in the investment strategies or restrictions between a Portfolio and the other accounts, the portfolio manager may take action with respect to another account that differs from the action taken with respect to the Portfolio. In some cases, another account managed by a portfolio manager may compensate the investment adviser based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise her discretion in a manner that she believes is equitable to all interested persons. The investment adviser has adopted several policies and procedures designed to address these potential conflicts including: a code of ethics; and policies which govern the investment adviser’s trading practices, including among other things the aggregation and allocation of trades among clients, brokerage allocations, cross trades and best execution.

Compensation Structure for Lloyd George. Compensation of Lloyd ^George’s portfolio managers and other investment professionals has two primary components: (1) a base salary and (2) an annual cash bonus. Lloyd ^George’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to all the investment adviser’s employees. Compensation of Lloyd ^George’s investment professionals is reviewed primarily on an annual basis. Cash bonuses and adjustments in base salary are typically paid or put into effect at or shortly after December 31st of each year.

Method to Determine Compensation. Lloyd George ^compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities. Each portfolio manager is evaluated based on the composite performance of funds and accounts in each product for which the individual serves as a portfolio manager. Performance is normally based on periods ending on the December 31st preceding fiscal year-end. Fund performance is evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc. In evaluating the performance of a fund and its manager, emphasis is normally placed on one-, three- and five-year performance. Performance is evaluated on a pre-tax basis. For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts. Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.

Lloyd George ^seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. Salaries and bonuses are also influenced by the operating performance of Lloyd ^George. The overall annual cash bonus pool is based on a substantially fixed percentage of pre-bonus operating income. While the salaries of Lloyd ^George’s portfolio managers are comparatively fixed, cash bonuses may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein.

Administrative Services. Under Eaton Vance’s management contract with each Fund and its administration agreement with each Portfolio, Eaton Vance receives a monthly management fee from each Fund and a monthly administration fee from each Portfolio. Each fee is computed by applying the annual asset rate applicable to that portion of the average daily net assets of each Fund or Portfolio throughout the month in each Category as indicated below:

Category	Average Daily Net Assets for the Month	Annual Fee Rate
1	less than $500 million	0.25000%
2	$500 million, but less than $1 billion	0.23333%
3	$1 billion, but less than $1.5 billion	0.21667%
4	$1.5 billion but less than $2 billion	0.20000%
5	$2 billion but less than $3 billion	0.18333%
6	$3 billion and over	0.16667%

As of ^August 31, 2008, the Asian Small Companies Fund and Asian Small Companies Portfolio had net assets of $^______________ and $^____________, respectively. For the three fiscal years ended ^August 31, 2008, Eaton Vance earned management fees of $________, $723,145, and $399,^950, respectively, and administration fees from the Portfolio of $__________, $1,570,030, and $881,189^, respectively.

As of ^August 31, 2008, the Greater China Growth Fund and Greater China Growth Portfolio had net assets of $^________ and $^___________, respectively. For the three fiscal years ended ^August 31, 2008, Eaton Vance earned management fees of $________, $710,123, and $386,509^, respectively, and administration fees from the Portfolio of $_________, $709,832, and $390,899^, respectively.

Eaton Vance’s management contract with each Fund and Administration Agreement with each Portfolio each continues in effect from year to year so long as such continuance is approved at least annually (i) by the Trustees of the Trust or each Portfolio as the case may be and (ii) by the vote of a majority of those Trustees of the Trust or each Portfolio who are not interested persons of the Trust, Portfolio or of the Administrator. Each agreement may be terminated at any time without penalty on sixty (60) days’ written notice by the Board of Trustees of either party thereto, or by a vote of a majority of the outstanding voting securities of a Fund or Portfolio as the case may be. Each agreement will terminate automatically in the event of its assignment. Each agreement provides that, in the absence of Eaton Vance’s willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties to a Fund or Portfolio under such contract or agreement, Eaton Vance will not be liable to a Fund or Portfolio for any loss incurred.

Sub-Transfer Agency Services. Eaton Vance also serves as sub-transfer agent for each Fund. As sub-transfer agent, Eaton Vance performs the following services directly on behalf of each Fund: (1) provides call center services to financial intermediaries and shareholders; (2) answers written inquiries related to shareholder accounts (matters relating to portfolio management, distribution of shares and other management policy questions will be referred to each Fund); (3) furnishes an SAI to any shareholder who requests one in writing or by telephone from each Fund; and (4) processes transaction requests received via telephone. For the transfer agency services it provides, Eaton Vance receives an aggregate annual fee equal to the lesser of $2.5 million or the actual expenses incurred by Eaton Vance in the performance of those services. This fee is paid to Eaton Vance by a Fund’s transfer agent from fees it receives from the Eaton Vance funds. ^Each Fund will pay a pro rata share of such fee^. For the fiscal year ended August 31, 2008, the transfer agent accrued for or paid to Eaton Vance $_____and $_____for sub-transfer agency services performed on behalf of the Asian Small Companies Fund and Greater China Growth Fund, respectively.

Expenses. Each Fund and Portfolio are responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with the investment adviser, the principal underwriter or the administrator). In the case of expenses incurred by the Trust, each Fund is responsible for its pro rata share of those expenses. The only expenses of a Fund allocated to a particular class are those incurred under the Distribution Plan applicable to that class, the fee paid to the principal underwriter for handling repurchase transactions and certain other class-specific expenses.

OTHER SERVICE PROVIDERS

Principal Underwriter. Eaton Vance Distributors, Inc. (“EVD”), The Eaton Vance Building, 255 State Street, Boston, MA 02109, is the principal underwriter of each Fund. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of a Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement is renewable annually by the Trust’s Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Plan or the Distribution Agreement), may be terminated on sixty days’ notice either by such Trustees or by vote of a majority of the outstanding Class A, Class B and Class C shares or on six months’ notice by the principal underwriter and is automatically terminated upon assignment. The principal underwriter distributes shares on a “best efforts” basis under which it is required to take and pay for only such shares as may be sold. EVD is ^a direct, wholly-owned subsidiary of EVC. Mr. Faust is a Director of EVD. EVD also serves as placement agent for each Portfolio.

Custodian. State Street Bank and Trust Company (“State Street“), 200 Clarendon Street, Boston, MA 02116, serves as custodian to each Fund and Portfolio. State Street has custody of all cash and securities representing a Fund’s interest in a Portfolio, has custody of each Portfolio’s assets, maintains the general ledger of each Portfolio and each Fund and computes the daily net asset value of interests in each Portfolio and the net asset value of shares of each Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with each Portfolio’s investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust and each Portfolio. State Street also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including State Street. It is Eaton Vance’s opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between each Fund or each Portfolio and such banks.

Independent Registered Public Accounting Firm. ^___________________________________________________, is the independent registered public accounting firm of each Fund and Portfolio, providing audit services and assistance and consultation with respect to the preparation of filings with the SEC^.

Transfer Agent. PNC Global Investment Servicing, P.O. Box 9653, Providence, RI 02940-9653, serves as transfer and dividend disbursing agent for each Fund.

CALCULATION OF NET ASSET VALUE

The net asset value of each Portfolio is computed by State Street (as agent and custodian for each Portfolio) by subtracting the liabilities of the Portfolio from the value of its total assets. Each Fund and Portfolio will be closed for business and will not price their respective shares or interests on the following business ^holidays and any other business day that the New York Stock Exchange is closed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Each investor in a Portfolio, including a Fund, may add to or reduce its investment in the Portfolio on each day the New York Stock Exchange (the “Exchange”) is open for trading (“Portfolio Business Day”) as of the close of regular trading on the Exchange (the “Portfolio Valuation Time”). The value of each investor’s interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor’s share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor’s percentage of the aggregate interest in the Portfolio will then be recomputed as a percentage equal to a fraction (i) the numerator of which is the value of such investor’s investment in the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor’s investment in the Portfolio on the current Portfolio Business Day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor’s interest in the Portfolio for the current Portfolio Business Day.

The Trustees of each Portfolio have established the following procedures for the fair valuation of the Portfolio’s assets under normal market conditions. Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market System generally are valued at the NASDAQ official ^closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service.

Foreign securities and currencies held by a Portfolio are valued in U.S. dollars, as calculated by the custodian based on foreign currency exchange quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. As described in the prospectus, valuations of foreign securities may be adjusted from prices in effect at the close of trading on foreign exchanges to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange ("NYSE"). In adjusting the value of foreign equity securities, the Portfolio may rely on an independent fair valuation service. Investments held by the Portfolio for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and other information including, in the case of restricted securities, the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

PURCHASING AND REDEEMING SHARES

^Additional Information About Purchases. Fund shares are offered for sale only in states where they are registered. Fund shares are continuously offered through investment dealers which have entered into agreements with the principal underwriter. Shares of a Fund are sold at the offering price, which is the net asset value plus the initial sales charge, if any. The Fund receives the net asset value. The principal underwriter receives the sales charge, all or a portion of which may be reallowed to the investment dealers responsible for selling Fund shares. The sales charge table in the prospectus is applicable to purchases of a Fund alone or in combination with purchases of certain other funds offered by the principal underwriter, made at a single time by (i) an individual, or an individual, his or her spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Class A shares pursuant to a written Statement of Intention; or (2) purchases of Class A shares pursuant to the Right of Accumulation and declared as such at the time of purchase. See “Sales Charges”.

In connection with employee benefit or other continuous group purchase plans, a Fund may accept initial investments of less than the minimum investment amount on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by a Fund as described below.

Suspension of Sales. The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of shares at any time. In determining whether any such action should be taken, the Trust’s management intends to consider all relevant factors, including (without limitation) the size of a Fund or class, the investment climate and market conditions, the volume of sales and redemptions of shares, and (if applicable) the amount of uncovered distribution charges of the principal underwriter. The Class A, Class B and Class C Distribution Plans may continue in effect and payments may be made under the Plans following any such suspension, discontinuance or limitation of the offering of shares; however, there is no contractual obligation to continue any Plan for any particular period of time. Suspension of the offering of shares would not, of course, affect a shareholder’s ability to redeem shares.

Additional Information About Redemptions. The right to redeem shares of a Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for a Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days’ written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC will be imposed with respect to such involuntary redemptions.

While normally payments will be made in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of a Fund, either totally or partially, by a distribution in kind of readily marketable securities withdrawn from a Portfolio. The securities so distributed would be valued pursuant to the valuation procedures described in this SAI. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

Systematic Withdrawal Plan. The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the transfer agent or the principal underwriter may terminate the withdrawal plan at any time without penalty.

Other Information. A Fund’s net asset value per share is normally rounded to two decimal places. In certain situations (such as a merger, share split or a purchase or sale of shares that represents a significant portion of a share class), the administrator may determine to extend the calculation of the net asset value per share to additional decimal places to ensure that neither the value of the Fund nor a shareholder’s shares is diluted materially as the result of a purchase or sale or other transaction.

SALES CHARGES

Dealer Commissions. The principal underwriter may, from time to time, at its own expense, provide additional incentives to investment dealers which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the principal underwriter. In some instances, such additional incentives may be offered only to certain investment dealers whose representatives sell or are expected to sell significant amounts of shares. In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to investment dealers. The principal underwriter may allow, upon notice to all investment dealers with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such investment dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

Purchases at Net Asset Value. Class A shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds and portfolios; to clients (including custodial, agency, advisory and trust accounts) and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers and sub-advisers of Eaton Vance sponsored funds; and to such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts. Such shares may also be issued at net asset value (1) in connection with the merger (or similar transaction) of an investment company (or series or class thereof) or personal holding company with a Fund (or class thereof), (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the investment adviser provides investment services, such as management, brokerage and custody, (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or similar ongoing fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; financial intermediaries who have entered into an agreement with the principal underwriter to offer Class A shares through a no-load network or platform; and to retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Code and “rabbi trusts”, (4) to officers and employees of a Fund’s custodian and transfer agent, and (5) in connection with the ReFlow liquidity program. Class A shares may also be sold at net asset value to registered representatives and employees of investment dealers. Sales charges generally are waived because either (i) there is no sales effort involved in the sale of shares or (ii) the investor is paying a fee (other than the sales charge) to the investment dealer involved in the sale.

The CDSC applicable to Class B shares will be waived in connection with minimum required distributions from tax-sheltered retirement plans by applying the rate required to be withdrawn under the applicable rules and regulations of the Internal Revenue Service to the balance of Class B shares in your account. Any new or revised sales charge or CDSC waiver will be prospective only.

Waiver of Investment Minimums. In addition to waivers described in the prospectus, minimum investment amounts are waived for current and retired Directors and Trustees of Eaton Vance funds and portfolios, clients (including custodial, agency, advisory and trust accounts), current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers and sub-advisers of Eaton Vance sponsored funds, and for such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts. The minimum initial investment amount is also waived for officers and employees of a Fund’s custodian and transfer agent. Investments in a Fund by ReFlow in connection with the ReFlow liquidity program are also not subject to the minimum investment amount.

Statement of Intention. If it is anticipated that $50,000 or more of Class A shares and shares of other funds exchangeable for Class A shares of another Eaton Vance fund will be purchased within a 13-month period, the Statement of Intention section of the account application should be completed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares eligible for the right of accumulation (see below) as of the date of the Statement and purchased during the 13-month period will be included toward the completion of the Statement. If you make a Statement of Intention, the transfer agent is authorized to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. A Statement of Intention does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement.

If the amount actually purchased during the 13-month period is less than that indicated in the Statement, the shareholder will be requested to pay the difference between the sales charge applicable to the shares purchased and the sales charge paid under the Statement of Intention. If the payment is not received in 20 days, the appropriate number of escrowed shares will be redeemed in order to realize such difference. If the total purchases during the 13-month period are large enough to qualify for a lower sales charge than that applicable to the amount specified in the Statement, all transactions will be computed at the expiration date of the Statement to give effect to the lower sales charge. Any difference will be refunded to the shareholder in cash or applied to the purchase of additional shares, as specified by the shareholder. This refund will be made by the investment dealer and the principal underwriter. If at the time of the recomputation, the investment dealer for the account has changed, the adjustment will be made only on those shares purchased through the current investment dealer for the account.

Right of Accumulation. Under the right of accumulation, the applicable sales charge level is calculated by aggregating the dollar amount of the current purchase and the value (calculated at the maximum current offering price) of any Class A, Advisers Class, Class B, Class C, Class I and/or Class R shares of a Fund or other Eaton Vance funds, as well as shares of Eaton Vance Money Market Fund, owned by the shareholder. Shares of Eaton Vance Cash Management Fund and Eaton Vance Tax Free Reserves cannot be accumulated for purposes of this privilege. The sales charge on the shares being purchased will then be applied at the rate applicable to the aggregate. Share purchases eligible for the right of accumulation are described under "Sales Charges" in the prospectus. For any such discount to be made available at the time of purchase a purchaser or his or her investment dealer must provide the principal underwriter (in the case of a purchase made through an investment dealer) or the transfer agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The right of accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

Conversion Feature. Class B shares held for eight years will automatically convert to Class A shares. For purposes of this conversion, all distributions paid on Class B shares which the shareholder elects to reinvest in Class B shares will be considered to be held in a separate sub-account. Upon the conversion of Class B shares not acquired through the reinvestment of distributions, a pro rata portion of the Class B shares held in the sub-account will also convert to Class A shares. This portion will be determined by the ratio that the Class B shares being converted bears to the total of Class B shares (excluding shares acquired through reinvestment) in the account. This conversion feature is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that the conversion is not taxable for federal income tax purposes.

Exchange Privilege. In addition to exchanges into the same class of another Eaton Vance fund, Class B shares may be exchanged for shares of a money market fund sponsored by an investment dealer and approved by the principal underwriter (an “investment dealer fund”). The CDSC will not be charged to the shareholder when the shares are exchanged for shares of the investment dealer fund; however, the shareholder will receive no credit toward the completion of the CDSC period for the time that the shareholder holds the exchanged shares of the investment dealer fund. If a shareholder redeems the exchanged shares of the investment dealer fund and does not invest the proceeds into Class B shares of an Eaton Vance fund, the shareholder will be subject to any CDSC applicable at the time the shareholder received the exchanged shares of the investment dealer fund.

Tax-Deferred Retirement Plans. Class A and Class C shares are available for purchase in connection with certain tax-deferred retirement plans. Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the principal underwriter. This information should be read carefully and consulting with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the principal underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.

Distribution Plans

The Trust has in effect a compensation-type Distribution Plan (the “Class A Plan”) for each Fund’s Class A shares pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides for the payment of a monthly distribution fee to the principal underwriter in an amount equal to the aggregate of (a) 0.50% of that portion of Class A average daily net assets for any fiscal year which is attributable to its shares which have remained outstanding for less than one year and (b) 0.25% (currently 0.20% for Asian Small Companies Fund while closed to new investors) of that portion of Class A average daily net assets for any fiscal year which is attributable to its shares which have remained outstanding for more than one year. Aggregate payments to the principal underwriter under the Class A Plan are limited to those permitted by a rule of the FINRA.

The Class A Plan also provides that each Class A will pay a service fee to the principal underwriter in an amount equal on an annual basis to 0.25% of that portion of its average daily net assets for any fiscal year which is attributable to Class A shares which have remained outstanding for more than one year; from such service fee the principal underwriter expects to pay a service fee to investment dealers, as compensation for providing personal services and/or the maintenance of shareholder accounts, with respect to shares sold by such dealers which have remained outstanding for more than one year. For the distribution and service fees paid by Class A shares, see Appendix A.

The Trust also has in effect compensation-type Distribution Plans (the “Class B and Class C Plans“) pursuant to Rule 12b-1 under the 1940 Act for each Fund’s Class B and Class C shares. On each sale of shares (excluding reinvestment of distributions) a Class will pay the principal underwriter amounts representing (i) sales commissions equal to 5% (in the case of Class B) and 6.25% (in the case of Class C) of the amount received by a Fund for each Class share sold and (ii) interest at the rate of 1% over the prime rate then reported in The Wall Street Journal applied to the outstanding amounts owed to the principal underwriter, so-called “uncovered distribution charges”. Each Class pays the principal underwriter a distribution fee, accrued daily and paid monthly, at an annual rate not exceeding 0.75% of its average daily net assets to finance the distribution of its shares. Such fees compensate the principal underwriter for the sales commissions paid by it to investment dealers on the sale of shares, for other distribution expenses (such as personnel, overhead, travel, printing and postage) and for interest expenses. The principal underwriter currently pays an up-front sales commission (except on exchange transactions and reinvestments) of 4% of the purchase price of Class B and 0.75% of the purchase price of Class C shares, and an up-front service fee of 0.25% on Class C shares. Distribution fees paid by a Class and CDSCs paid to the

Fund by redeeming Class shareholders reduce the outstanding uncovered distribution charges of the Class. Whenever there are no outstanding uncovered distribution charges of a Class, the Class discontinues payment of distribution fees.

The Trustees of the Trust believe that each Plan will be a significant factor in the expected growth of each Fund’s assets, and will result in increased investment flexibility and advantages which have ^benefited and will continue to benefit the Fund and its shareholders. The Eaton Vance organization will profit by reason of the operation of each Class B and Class C Plan through an increase in Fund assets and if at any point in time the aggregate amounts received by the principal underwriter pursuant to the Plans and from CDSCs have exceeded the total expenses incurred in distributing Class B and Class C shares. Because payments to the principal underwriter under the Class B and Class C Plans are limited, uncovered distribution charges (sales expenses of the principal underwriter plus interest, less the above fees and CDSCs received by it) may exist indefinitely. For sales commissions, CDSCs and uncovered distribution charges, see Appendix B and Appendix C.

Distribution of Class B and/or Class C shares of a Fund by the principal underwriter will also be encouraged by the payment by the investment adviser to the principal underwriter of amounts equivalent to 0.15% for Class B and 0.125% for Class C of each Class’s annual average daily net assets. The aggregate amounts of such payments are a deduction in calculating the outstanding uncovered distribution charges of the principal underwriter under the Class B and Class C Plans and, therefore, will benefit shareholders when such charges exist. Such payments will be made in consideration of the principal underwriter’s distribution efforts.

The Class B and Class C Plans also authorize the payment of service fees to the principal underwriter, investment dealers and other persons in amounts not exceeding an annual rate of 0.25% of its average daily net assets for personal services, and/or the maintenance of shareholder accounts. For Class B, this fee is paid monthly in arrears based on the value of shares sold by such persons. For Class C, investment dealers currently receive (a) a service fee (except on exchange transactions and reinvestments) at the time of sale equal to X.XX% of the purchase price of Class C shares sold by such dealer, and (b) monthly service fees approximately equivalent to 1/12 of X.XX% of the value of Class C shares sold by such dealer. During the first year after a purchase of Class C shares, the principal underwriter will retain the service fee as reimbursement for the service fee payment made to investment dealers at the time of sale. For the service fees paid, see Appendix B and Appendix C.

The Plans continue in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the “Plan Trustees”) and (ii) all of the Trustees then in office. Each Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. Each Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plans may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees. So long as a Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The current Plans were initially approved by the Trustees, including the Plan Trustees, on June 23, 1997. The Trustees of the Trust who are “interested” persons of the Trust have an indirect financial interest in the Plans because their employers (or affiliates thereof) receive distribution and/or service fees under the Plans or agreements related thereto.

PERFORMANCE

Performance Calculations. Average annual total return before deduction of taxes (“pre-tax return”) is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period, (ii) the deduction of the maximum of any initial sales charge from the initial $1,000 purchase, (iii) a complete redemption of the investment at the end of the period, and (iv) the deduction of any applicable CDSC at the end of the period.

Average annual total return after the deduction of taxes on distributions is calculated in the same manner as pre-tax return except the calculation assumes that any federal income taxes due on distributions are deducted from the distributions before they are reinvested. Average annual total return after the deduction of taxes on distributions and taxes on redemption also is calculated in the same manner as pre-tax return except the calculation assumes that (i) any federal income taxes due on distributions are deducted from the distributions before they are reinvested and (ii) any federal income taxes due upon redemption are deducted at the end of the period. After-tax returns are based on the highest federal income tax rates in effect for individual taxpayers as of the time of each assumed distribution and redemption (taking into account their tax character), and do not reflect the impact of state and local taxes. In calculating after-tax returns, the net value of any federal income tax credits available to shareholders is applied to reduce federal income taxes payable on distributions at or near year-end and, to the extent the net value of such credits exceeds such distributions, is then assumed to be reinvested in additional Fund shares at net asset value on the last day of the fiscal year in which the credit was generated or, in the case of certain tax credits, on the date on which the year-end distribution is paid. For pre-tax and after-tax total return information, see Appendix A, Appendix B and Appendix C.

In addition to the foregoing total return figures, each Fund may provide pre-tax and after-tax annual and cumulative total return, as well as the ending redeemable cash value of a hypothetical investment. If shares are subject to a sales charge, total return figures may be calculated based on reduced sales charges or at net asset value. These returns would be lower if the full sales charge was imposed. After-tax returns may also be calculated using different tax rate assumptions and taking into account state and local income taxes as well as federal taxes. A Fund’s performance may differ from that of other investors in a Portfolio, including other investment companies.

Disclosure of Portfolio Holdings and Related Information. The Board of Trustees has adopted policies and procedures (the “Policies”) with respect to the disclosure of information about portfolio holdings of each Fund. Pursuant to the Policies, information about portfolio holdings of a Fund may not be disclosed to any party except as follows:

  Disclosure made in filings with the SEC and posted on the Eaton Vance website: In accordance with rules established by the SEC, each Fund sends semiannual and annual reports to shareholders that contain a complete list of portfolio holdings as of the end of the second and fourth fiscal quarters, respectively, within 60 days of quarter-end. Each Fund also discloses complete portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q, which is filed with the SEC within 60 days of quarter-end. Each Fund’s complete portfolio holdings as reported in annual and semiannual reports and on Form N-Q (which includes a list of each Portfolio’s holdings) are available for viewing on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC’s public reference room (information on the operation and terms of usage of the SEC public reference room is available at http://www.sec.gov/info/edgar/prrrules.htm or by calling 1-800-SEC-0330). Generally within five business days of filing with the SEC, each Fund’s portfolio holdings as reported in annual and semiannual reports and on Form N-Q also are available on Eaton Vance’s website at www.eatonvance.com and are available upon request at no cost by contacting Eaton Vance at 1-800-262-1122. Each Fund also will post a complete list of its portfolio holdings (including each Portfolio’s holdings) as of each calendar quarter end on the Eaton Vance website within 30 days of calendar quarter-end^.
  Disclosure of certain portfolio characteristics: Each Fund may also post information about certain portfolio characteristics (such as top ten holdings and asset allocation information) as of the most recent calendar quarter end on the Eaton Vance website approximately ten business days after the calendar quarter end. Such information is also available upon request by contacting Eaton Vance at 1-800-262-1122.
  Confidential disclosure for a legitimate Fund purpose: Portfolio holdings may be disclosed, from time to time as necessary, for a legitimate business purpose of a Fund, believed to be in the best interests of the Fund and its shareholders, provided there is a duty or an agreement that the information be kept confidential. Any such confidentiality agreement includes provisions intended to impose a duty not to trade on the non-public information. The Policies permit disclosure of portfolio holdings information to the following: 1) affiliated and unaffiliated service providers (including the investment adviser, custodian, transfer agent, principal underwriter, etc. described herein and in the prospectus) that have a legal or contractual duty to keep such information confidential; 2) other persons who owe a fiduciary or other duty of trust or confidence to the Fund (such as Fund legal counsel and independent registered public accounting firm); or 3) persons to whom the disclosure is made in advancement of a legitimate business purpose of a Fund and who have expressly agreed in writing to maintain the disclosed information in confidence and to use it only in connection with the legitimate business purpose underlying the arrangement. Such persons may include securities lending agents which may receive information from time to time regarding selected holdings which may be loaned by a Fund, credit rating agencies (such as Moody’s Investor Services, Inc. and Standard & Poor’s Ratings Group), statistical ratings agencies (such as Morningstar, Inc.), analytical service providers engaged by the investment adviser (such as Advent, Bloomberg L.P., Evare, Factset and The Yield Book, Inc.), proxy evaluation vendors (such as Institutional Shareholder Servicing Inc.), pricing services (such as LSTA/LPC Mark-to-Market Pricing Service, WM Company Reuters Information Services, Pricing Direct, State Street Derivatives Pricing Service, FT Interactive Data Corp. and

  Standard & Poor’s Securities Evaluation Service, Inc.), which receive information as needed to price a particularholding, translation services, lenders under Fund credit facilities (such as Citibank, N.A.), consultants and, forpurposes of facilitating portfolio transactions, investment dealers and other intermediaries (such as national andregional municipal bond dealers and mortgage-backed securities dealers). These entities receive portfolioinformation on an as needed basis in order to perform the service for which they are being engaged. If required inorder to perform their duties, this information will be provided in real time or as soon as practical thereafter.Additional categories of disclosure involving a legitimate business purpose may be added to this list upon theauthorization of a Fund’s Board of Trustees. In addition, in connection with a redemption in kind, the redeemingshareholder may be required to agree to keep the information about the securities to be so distributedconfidential, except to the extent necessary to dispose of the securities.
  Historical portfolio holdings information: From time to time, each Fund may be requested to provide historic portfolio holdings information. In such case, the requested information may be provided if: the information is requested for due diligence or another legitimate purpose; the requested portfolio holdings are for a period that is no more recent than the date of the portfolio holdings posted to the Eaton Vance website; a Fund’s portfolio manager and Eaton Vance’s Chief Equity or Chief Income Investment Officer (as appropriate) have reviewed the request and do not believe the dissemination of the information requested would disadvantage Fund shareholders; and the Chief Compliance Officer has reviewed the request to ensure that the disclosure of the requested information does not give rise to a conflict of interest between Fund shareholders and an affiliated service provider.

The Funds, the investment adviser and principal underwriter will not receive any monetary or other consideration in connection with the disclosure of information concerning a Fund’s portfolio holdings.

The Policies may not be waived, or exception made, without the consent of the Chief Compliance Officer (“CCO”) of the Funds. The CCO may not waive or make exception to the Policies unless such waiver or exception is consistent with the intent of the Policies, which is to ensure that disclosure of portfolio information is in the best interest of Fund shareholders. In determining whether to permit a waiver of or exception to the Policies, the CCO will consider whether the proposed disclosure serves a legitimate purpose of a Fund, whether it could provide the recipient with an advantage over Fund shareholders or whether the proposed disclosure gives rise to a conflict of interest between a Fund’s shareholders and its investment adviser, principal underwriter or other affiliated person. The CCO will report all waivers of or exceptions to the Policies to the Trustees at their next meeting. The Trustees may impose additional restrictions on the disclosure of portfolio holdings information at any time.

The Policies are designed to provide useful information concerning a Fund to existing and prospective Fund shareholders while at the same time inhibiting the improper use of portfolio holdings information in trading Fund shares and/or portfolio securities held by a Portfolio. However, there can be no assurance that the provision of any portfolio holdings information is not susceptible to inappropriate uses (such as the development of “market timing” models), particularly in the hands of highly sophisticated investors, or that it will not in fact be used in such ways beyond the control of the Funds.

TAXES

Each series of the Trust is treated as a separate entity for federal income tax purposes. Each Fund has elected to be ^treated, and intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Code. Accordingly, each Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net income and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income tax. If a Fund qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, ^it will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. ^Each Fund qualified as a RIC for its fiscal year ended August 31, 2008. Each Fund also seeks to avoid payment of federal excise tax. However, if a Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the undistributed amounts.

Because each Fund invests its assets in a Portfolio, ^each Portfolio normally must satisfy the applicable source of income and diversification requirements in order for a Fund to also satisfy these requirements. For federal income tax purposes, each Portfolio intends to be treated as a partnership that is not a “publicly traded partnership” and, as a result, will not be subject to federal income tax. Each Fund, as an investor in a Portfolio, will be required to take into account in determining its federal income tax liability its share of such Portfolio’s income, gains, losses, deductions and credits, without regard to whether it has received any distributions from such Portfolio. Each Portfolio will allocate at least annually among its investors, including a Fund, the Portfolio’s net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, each Fund (i) will be deemed to own its proportionate share of each of the assets of the Portfolio and (ii) will be entitled to the gross income of the Portfolio attributable to such share.

In order to avoid incurring a federal excise tax obligation, the Code requires that a Fund distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income (not including tax-exempt income) for such year, (ii) at least 98% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards and (iii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. If a Fund fails to meet these requirements it will be subject to a nondeductible 4% excise tax on the undistributed amounts. Under current law, provided that a Fund qualifies as a RIC and each Portfolio is treated as a partnership for Massachusetts and federal tax purposes, neither the Fund nor the Portfolio should be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

If a Fund does not qualify as a RIC for any taxable year, the Fund’s taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of net capital gain (if any), will be taxable to the shareholder as ordinary income. However, such distributions will be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends received deduction in the case of corporate shareholders. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions.

A Portfolio’s investments in options, futures contracts, hedging transactions, forward contracts (to the extent permitted) and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to a Portfolio, defer Portfolio losses, cause adjustments in the holding periods of Portfolio securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to investors.

As a result of entering into swap contracts, a Portfolio may make or receive periodic net payments. A Portfolio may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if a Portfolio has been a party to a swap for more than one year). With respect to certain types of swaps, a Portfolio may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps to market annually for tax purposes as ordinary income or loss. The tax treatment of many types of credit default swaps is uncertain.

Transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts, forward contracts and similar instruments (to the extent permitted) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Investments in “passive foreign investment companies” (“PFICs”) could subject a Portfolio to U.S. federal income tax or other charges on certain distributions from such companies and on disposition of investments in such companies; however, the tax effects of such investments may be mitigated by making an election to mark such investments to market annually or treat the ^PFIC as a “qualified electing fund”.

If a Portfolio were to invest in a PFIC and elect to treat the PFIC as a “qualified electing fund” under the Code, the ^Fund and Portfolio might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund, and such amounts would be subject to the distribution requirements described above. In order to make this election, a Portfolio would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain. Alternatively, if a Portfolio were to make a mark-to-market election with respect to a PFIC, the Portfolio would be treated as if it had sold and repurchased the PFIC stock at the end of each year. In such case, a Portfolio would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. A Portfolio may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock in any particular year. As a result, a Fund may have to distribute this “phantom” income and gain to satisfy the distribution requirement and to avoid imposition of the 4% excise tax.

Each Portfolio’s investments in foreign securities may be subject to foreign withholding taxes, or other foreign taxes with respect to income (possibly including, in some cases, capital gains), which would decrease the Fund’s income on such securities. These taxes may be reduced or eliminated under the terms of an applicable U.S. income tax treaty. If more than 50% of a Portfolio’s assets at year end consists of the debt and equity securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Fund to foreign countries. If the election is made, shareholders will include in gross income from foreign sources their pro rata share of such taxes. Each Fund may qualify for and make this election in some, but not necessarily all, of its taxable years. A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by a Fund may be subject to certain limitations imposed by the Code (including a holding period requirement applied at both the Fund and shareholder level), as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. In particular, the Fund must own the dividend-paying stock for more than 15 days during the 31-day period beginning 15 days prior to the ex-dividend date. Likewise, shareholders must hold their Fund shares (without protection from risk or loss) on the ex-dividend date and for at least 15 additional days during the 31-day period beginning 15 days prior to the ex-dividend date to be eligible to claim the foreign tax with respect to a given dividend. Shareholders who do not itemize deductions on their federal income tax returns may claim a credit (but no deduction) for such taxes. Individual shareholders subject to the alternative minimum tax ("AMT") may not deduct such taxes for AMT purposes.

Any loss realized upon the sale or exchange of Fund shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any distributions treated as long-term capital gain with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under “wash sale” rules to the extent the shareholder acquired other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder’s tax basis in some or all of the other shares acquired.

Sales charges paid upon a purchase of shares subject to a front-end sales charge cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of Fund shares (or shares of another fund) pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder’s tax basis in some or all of any other shares acquired.

For taxable years beginning on or before December 31, 2010, “qualified dividend income” received by an individual will be taxed at the rates applicable to long-term capital gains. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Portfolio must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (at either the Portfolio^, or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning at the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, on the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. In general, distributions of investment income designated by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to such Fund’s shares. In any event, if the aggregate qualified dividends received by a Fund during any taxable year are 95% or more of its gross income, then 100% of the Fund’s dividends (other than properly designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term “gross income” is the excess of net short-term capital gain over net long-term capital loss.

Dividends and distributions on a Fund’s shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund’s net asset value also reflects unrealized losses. Certain distributions declared in October, November or December and paid in the following January will be taxed to shareholders as if received on December 31 of the year in which they were declared.

In general, dividends (other than capital gain dividends and exempt-interest dividends) paid to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign person”^) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate)^.

^If a Fund’s direct or indirect interests in U.S. real property were to exceed certain levels, a foreign shareholder realizing gains upon redemption from a Fund could be subject to the 35% withholding tax and U.S. filing requirements unless more than 50% of the Fund’s shares were owned by U.S. persons at such time or unless the foreign person had not held more than 5% of the Fund’s outstanding shares throughout either such person’s holding period for the redeemed shares or, if shorter, the previous five years. It is not expected that a significant portion of the Fund’s distributions will be attributable to gains from sale or exchange of U.S. real property interests.

Amounts paid by a Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number (“TIN”) and certain certifications required by the ^IRS as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to “backup” withholding of federal income tax arising from the Fund’s taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid thereafter. An individual’s TIN is generally his or her social security number. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s U.S. federal income tax liability.

Under Treasury regulations, if a shareholder realizes a loss on disposition of a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances. Under recently enacted legislation, certain tax-exempt entities and their managers may be subject to excise tax if they are parties to certain reportable transactions.

The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as IRAs and other retirement plans, tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the federal, state, local, and, where applicable, foreign tax consequences of investing in a Fund.

PORTFOLIO SECURITIES TRANSACTIONS

Decisions concerning the execution of portfolio security transactions, including the selection of the market and the executing firm, are made by Lloyd George, each Portfolio’s investment adviser. Each Portfolio is responsible for the expenses associated with portfolio transactions. The investment adviser is also responsible for the execution of transactions for all other accounts managed by it. The investment adviser places the portfolio security transactions for execution with many firms. The investment adviser uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, the investment adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the executing firm’s services including the responsiveness of the firm to the investment adviser, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in other transactions, and the reasonableness of the spread or commission, if any. In addition, the investment adviser may consider the receipt of Proprietary Research Services (as defined below), provided it does not compromise the investment adviser’s obligation to seek best overall execution for a Portfolio. The investment adviser may engage in portfolio brokerage transactions with a broker-dealer firm that sells shares of Eaton Vance funds, provided such transactions are not directed to that firm as compensation for the promotion or sale of such shares.

Transactions on stock exchanges and other agency transactions involve the payment of negotiated brokerage commissions. Such commissions vary among different broker-dealer firms, and a particular broker-dealer may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with such broker-dealer. Transactions in foreign securities often involve the payment of brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid or received usually includes an undisclosed dealer markup or markdown. In an underwritten offering the price paid often includes a disclosed fixed commission or discount retained by the underwriter or dealer. Although spreads or commissions paid on portfolio security transactions will, in the judgment of the investment adviser, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the investment adviser’s clients in part for providing brokerage and research services to the investment adviser.

As authorized in Section 28(e) of the Securities Exchange Act of 1934, as amended, a broker or dealer who executes a portfolio transaction may receive a commission that is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the investment adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made either on the basis of that particular transaction or on the basis of overall responsibilities which the investment adviser and its affiliates have for accounts over which they exercise investment discretion. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the “Research Services” referred to in the next paragraph.

It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, analytical, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities (“Research Services”) from broker-dealer firms that execute portfolio transactions for the clients of such advisers and from affiliates of executing broker-dealers. Investment advisers also commonly receive Research Services from research providers that are not affiliated with an executing broker-dealer, but which have entered into payment arrangements involving an executing broker-dealer (“Third Party Research Services”). Under a typical Third Party Research Services payment arrangement, the research provider agrees to provide services to an investment adviser in exchange for specified payments to the research provider by a broker-dealer that executes portfolio transactions for clients of the investment adviser. The investment adviser and the executing broker-dealer enter into a related agreement specifying the amount of brokerage business the investment adviser will direct to the executing broker-dealer to offset payments made by the executing broker-dealer for Third Party Research Services received by the investment adviser. For example, an investment adviser may agree to direct brokerage business generating $45,000 in commissions on portfolio transactions to a broker-dealer firm as consideration for the executing broker-dealer making payments of $30,000 to a provider of Third Party Research Services. The ratio of the commissions to be paid to an executing broker-dealer as consideration for Third Party Research Services over the cost borne by the executing broker-dealer in connection with providing such services to the investment adviser is referred to herein as the “Third Party Research Services Payment Ratio.”

Consistent with the foregoing practices, the investment adviser receives Research Services from many broker-dealer firms with which the investment adviser places transactions and may receive them from third parties with which these broker-dealers have arrangements. Each Portfolio and the investment adviser may also receive Research Services from underwriters and dealers in fixed-price offerings, which Research Services are reviewed and evaluated by the investment adviser in connection with its investment responsibilities.

Research Services received by the investment adviser may include, but are not limited to, such matters as general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, certain proxy voting data and analysis services, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, certain financial, industry and trade publications, news and information services, certain pricing and quotation equipment and services, and certain research oriented computer software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by the investment adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to the investment adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client’s account or of a few clients’ accounts, or may be useful for the management of merely a segment of certain clients’ accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The investment adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and may attempt to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which the investment adviser believes are useful or of value to it in rendering investment advisory services to its clients.

Since May 1, 2004, when the investment adviser executes Portfolio securities transactions with a broker-dealer and the associated commission is consideration for Third Party Research Services (as described above), the investment adviser has agreed to reduce the advisory fee payable by each Portfolio by an amount equal to the commission payment associated with the transaction divided by the applicable Third Party Research Services Payment Ratio. However, the investment adviser generally does not expect to acquire Third Party Research with Portfolio brokerage commissions.

Some executing broker-dealers develop and make available directly to their brokerage customers proprietary Research Services (“Proprietary Research Services”). As a general matter, broker-dealers bundle the cost of Proprietary Research Services with trade execution services rather than charging separately for each. In such circumstances, the cost or other value of the Proprietary Research Services cannot be determined. The advisory fee paid by each Portfolio will not be reduced in connection with the receipt of Proprietary Research Services by the investment adviser.

The investment companies sponsored by the investment adviser or its affiliates may allocate brokerage commissions to acquire information relating to the performance, fees and expenses of such companies and other mutual funds, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided by various entities, including the investment adviser, to such companies. Such companies may also pay cash for such information.

Securities considered as investments for each Portfolio may also be appropriate for other investment accounts managed by the investment adviser or its affiliates. Whenever decisions are made to buy or sell securities by each Portfolio and one or more of such other accounts simultaneously, the investment adviser will allocate the security transactions (including “hot” issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where each Portfolio will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the investment adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to each Portfolio from time to time, it is the opinion of the Trustees of the Trust and each Portfolio that the benefits from the investment adviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

The following table shows brokerage commissions paid during the ^three fiscal years ended August 31, 2008, as well as the amount of Portfolio security transactions for the most recent fiscal year (if any) that were directed to firms that provided some Research Services to the investment adviser or its affiliates, and the commissions paid in connection therewith. As described above, the investment adviser may consider the receipt of Research Services in selecting a broker-dealer firm, provided it does not compromise the investment adviser’s obligation to seek best overall execution.

				Amount of Transactions	Commissions Paid on
				Directed to Firms	Transactions Directed to
	Brokerage Commissions Paid for the Fiscal Year Ended			Providing Research	Firms Providing Research
Portfolio	8/31/07	8/31/^07	8/31/^06	8/31/^08	8/31/^08
Asian Small Companies	$ ^	$1,^661,^869^	$^1,436,^721*	$^	$^
Greater China Growth	$ ^	$^1,043,^431**	$^481,^363	$^	$^

*	The increase in brokerage commissions paid was due primarily to the increased size of the Asian Small Companies Fund during the fiscal year. Effective May 19, 2006, Fund shares are not available for sale to new investors.
**	The increase in brokerage commissions paid was due to increased trading activity in the Greater China Growth Fund.

As of ^August 31, 2008, each Portfolio held no securities of its corresponding Fund’s “regular brokers or dealers”, as that term is defined in Rule 10b-1 of the 1940 Act.

FINANCIAL STATEMENTS

The audited financial statements of, and the report(s) of the independent registered public accounting firm for the Funds and Portfolios, appear in each Fund’s most recent annual report to shareholders and are incorporated by reference into this SAI. A copy of the annual report(s) accompanies this SAI.

Householding. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated^.

APPENDIX A

Class A Fees, Performance & Ownership

Sales Charges and Distribution and Service Fees. For the fiscal year ended ^August 31, 2008, the following table shows (1) total sales charges paid by each Fund, (2) sales charges paid to investment dealers, (3) sales charges paid to the principal underwriter, (4) CDSC payments to the principal underwriter, (5) distribution fees paid to the principal underwriter under the Distribution Plan, (6) total service fees paid by each Fund and (7) service fees paid to investment dealers. Distribution and service fees that were not paid to investment dealers were retained by the principal underwriter.

				Distribution Fee	CDSC Paid to
	Total Sales	Sales Charges to	Sales Charges to	Paid to	Principal	Total Service	Service Fees Paid
Fund	Charges Paid	Investment Dealers	Principal Underwriter	Principal Underwriter	Underwriter	Fees Paid	to Investment Dealers
Asian Small Companies	$ ^	$ ^	$ ^	$ ^	$ ^	$ ^	$ ^
Greater China Growth	$	$	$	$	$	$	$

For the fiscal years ended August 31, 2007 and August 31, 2006, the following total sales charges were paid on sales of Class A, of which the principal underwriter received the following amounts. The balance of such amounts was paid to investment dealers.

	August 31, 2007	August 31, 2007	August 31, 2006	August 31, 2006
	Total Sales	Sales Charges to	Total Sales	Sales Charges to
Fund	Charges Paid	Principal Underwriter	Charges Paid	Principal Underwriter

Asian Small Companies	$3,^006,^244	$^162,^072	$^3,013,^485	$^417,^035
Greater China Growth	593,864	^66,^642	^593,^864	^126,^064

Redemption Fees. ^Class A shares generally are subject to a redemption fee equal to 1% of the amount redeemed or exchanged within 90 days of the settlement of the purchase. For the fiscal year ended ^August 31, 2008, the Asian Small Companies Fund and the Greater China Growth Fund received redemption fees equal to $_______ and $_______, respectively.

Performance Information. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment in shares of $1,000 in this Class of shares for the periods shown in each table. Total return for Asian Small Companies Fund for the period prior to March 1, 1999 reflects the total return of Asian Small Companies Portfolio’s predecessor, adjusted to reflect the Class A sales charge. Predecessor total return has not been adjusted to reflect certain other expenses (such as distribution and/or service fees). If such adjustments were made, the Class A total return would be different. Any performance presented with an asterisk (*) includes the effect of subsidizing expenses. Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. Each Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, a Fund’s current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Redemption of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Asian Small Companies Fund	Length of Period Ended ^August 31, 2008
Average Annual Total Return:	One Year	Five Years*	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge	^%^	^%^	^%^
Before Taxes and Including Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Excluding Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Including Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^%^	^%^	^%^
Class A commenced operations March 1, 1999.

Greater China Growth Fund	Length of Period Ended ^August 31, 2008
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes and Excluding Maximum Sales Charge	^%^	^%^	^%^
Before Taxes and Including Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Excluding Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Including Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^%^	^%^	^%^

Control Persons and Principal Holders of Securities. At ^December 1, 2008, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of each Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Asian Small Companies Fund	%
Greater China Growth Fund	%

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of each Fund as of such date.

^ APPENDIX B

Class B Fees, Performance & Ownership

Distribution and Service Fees. For the fiscal year ended ^August 31, 2008, the following table shows (1) sales commissions paid by the principal underwriter to investment dealers on sales of Class B shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan, (3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class B), (5) service fees paid under the Distribution Plan, and (6) service fees paid to investment dealers. The service fees paid by the Funds that were not paid to investment dealers were retained by the principal underwriter.

Commission Paid
	by Principal	Distribution Fee				Service Fees
	Underwriter to	Paid to	CDSC Paid to	Uncovered	Service	Paid to
Fund	Investment Dealers	Principal Underwriter	Principal Underwriter	Distribution Charges	Fees	Investment Dealers

Asian Small Companies Fund	$ ^	^$^	^$^	^$	^$^	^$^
Greater China Growth Fund	^$	^$	^$	^$	^$	^$

Performance Information. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment in shares of $1,000 in this Class of shares for the periods shown in each table. Total return for Asian Small Companies Fund for the period prior to March 1, 1999 reflects the total return of Asian Small Companies Portfolio’s predecessor, adjusted to reflect the Class A sales charge. Predecessor total return has not been adjusted to reflect certain other expenses (such as distribution and/or service fees). If such adjustments were made, the Class A total return would be different. Any performance presented with an asterisk (*) includes the effect of subsidizing expenses. Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. Each Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, a Fund’s current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Redemption of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Asian Small Companies Fund	Length of Period Ended ^August 31, 2008
Average Annual Total Return:	One Year	Five Years*	Life of Fund*
Before Taxes and Excluding Maximum Sales Charge	^%^	^%^	^%^
Before Taxes and Including Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Excluding Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Including Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^%^	^%^	^%^
Predecessor Fund commenced operations March 1, 1999.

Greater China Growth Fund	Length of Period Ended ^August 31, 2008
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes and Excluding Maximum Sales Charge	^%^	^%^	^%^
Before Taxes and Including Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Excluding Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Including Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^%^	^%^	^%^
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^%^	^%^	^%^

Control Persons and Principal Holders of Securities. At ^December 1, 2008, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of each Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Asian Small Companies Fund	%
Greater China Growth Fund	%

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of each Fund as of such date.

^ APPENDIX C

Class C Fees, Performance & Ownership

Distribution and Service Fees. For the fiscal year ended ^August 31, 2008, the following table shows (1) sales commissions paid by the principal underwriter to investment dealers on sales of Class C shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan, (3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class C), (5) service fees paid under the Distribution Plan, and (6) service fees paid to investment dealers. The service fees paid by the Funds that were not paid to investment dealers were retained by the principal underwriter.

Commission Paid
	by Principal	Distribution Fee				Service Fees
	Underwriter to	Paid to	CDSC Paid to	Uncovered Distribution	Service	Paid to
Fund	Investment Dealers	Principal Underwriter	Principal Underwriter	Charges	Fees	Investment Dealers

Greater China Growth Fund	$^	^$^	^$^	^$^	^$^	^$^

Performance Information. The ^tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in the table. Any performance presented with an asterisk (*) includes the effect of subsidizing expenses. Performance would have been lower without subsidies.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Redemption of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Greater China Growth Fund	Length of Period Ended ^August 31, 2008
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes and Excluding Maximum Sales Charge	%	%	%
Before Taxes and Including Maximum Sales Charge	%	%	%
After Taxes on Distributions and Excluding Maximum Sales Charge	%	%	%
After Taxes on Distributions and Including Maximum Sales Charge	%	%	%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	%	%	%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	%	%	%

^Control Persons and Principal Holders of Securities. At ^December 1, 2008, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

:^

Greater China Growth Fund                                                                       %

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

APPENDIX D

ASIAN AND CHINA REGION COUNTRIES

The information set forth in this Appendix has been extracted from various government and private publications. The Trust's Board of Trustees makes no representation as to the accuracy of the information, nor has the Board of Trustees attempted to verify it. Moreover, the information is as of the date of this SAI (or such other date as set forth below). This information is expected to change substantially during the period in which this SAI is in use. No representation is made that any correlation will exist between the economies or stock markets of Asian Region countries and the Fund's performance.

AUSTRALIA

The Commonwealth of Australia comprises an area of about 7,692,030 square kilometers - slightly smaller than the US’ contiguous 48 states, and about 50% greater than Europe (excluding the former USSR) and 32 times greater than the UK. In 2006, Australia's population was approximately 20.9m

There are 3 levels of government in Australia: Federal, State and local. The six Australia colonies federated in 1901 to form the Commonwealth of Australia.

The structure of the Australian economy is similar to that of most industrialized economies, but with a tendency toward a smaller manufacturing sector relative to the world average and a larger mining/resources sector.

Australia's economic development has been one of contrast and change. In the early years of settlement (1788-1820), there was little scope for industrial or commercial enterprises. Between 1820 and 1850, the pastoral industry led Australia's economic development, and by 1850 it was supplying well over 50% of the British market for imported wool. Gold surpassed wool as Australia's major export earner throughout the 1850's and 1860's, resulting in a rapid expansion of banking and commerce. From 1901 to 1930, manufacturing expanded, with impetus from Federation and the elimination of customs barriers between States, and from the First World War.

After the Second World War, all sectors of the economy experienced growth. The onset of oil price rises in 1973-74 led the world into recession, and “stagflation” affected all sectors. The modest employment growth between 1968 and 1979 was dominated by the service sector. The 1980's and 1990's have seen a decline in the relative contribution to GDP from goods-producing industries and a rise in the contribution from services industries.

In 1993, Government started the process of economic reform by floating the Australian dollar and deregulating the financial system. The government continued the process of microeconomic reform, including a partial deregulation of the labour market and the privatisation of state-owned businesses, more notably in the telecommunications and aviation industry. In 2000, a key tax reform took place with the introduction of a 10% Goods and Services Tax (GST), which has slightly reduced the heavy reliance on personal and company income tax that characterises Australia's tax system.

As at November 2007, there were 10,583,200 people employed, with an unemployment rate of 4.5% . Over the past decade, inflation has averaged around 2.7% and official cash interest rate of 5.1% . The service sector of the economy, including tourism, education, and financial services, constitutes 69% of GDP. Agriculture and mining constitute 2% and 6% of GDP but contribute substantially to export performance. Coal, iron ore and gold is the top three exports from Australia by value. Australia's largest export markets include Japan, China, South Korea and India. As of December 2007, the market capitalization of Australian equities, ASX 200 index, was USD1.53 trillion.

THE PEOPLE'S REPUBLIC OF CHINA

China is the world's third largest country occupying a region of 9.6 million square kilometers. China is the world's most populous nation, consisting of more than one-fifth of the human race. Total population was approximately 1.3 billion in 2007.

In 1949, the Communist Party established the People's Republic of China. The Communist government engaged in numerous campaigns to industrialize the country with various programs. The failure of the Communist Party to achieve substantive economic growth eventually led to the ascendancy of reformers headed by Deng Xiaoping. In the late 1970's, the Chinese government, which had remained isolated from the world, opened its doors by encouraging foreign investment and expertise inside its borders. The Chinese Communist Party (CCP) completed the 17th Party Congress in October 2007, with Hu Jintao re-elected to remain as the General Secretary of the Party and the head of the Central Military Commission of CCP. Hu’s “Harmonious Society” and “Scientific Development” ideologies have been written into party manifesto, and he is trying to slow down the pace of China’s economic growth to become more sustainable and balanced.

Between 1996 and 2006, China achieved average annual growth in real gross domestic product (GDP) averaging 9.2% . The economy in China consists of three sectors: state, cooperative, and private. The state sector, though decreasing in importance still contributes roughly one-third of GDP. In recent years, however, the economy has been significantly restructured through relaxing of government authority in the day-to-day operations in industrial enterprises and market forces have played a much larger role in allocating economic resources.

Manufacturing sector accounted for 48.9% of China’s GDP in 2006. In the first three decades under Communist rule, China placed great emphasis on heavy industry. Since the reform program began in 1978, a much greater emphasis has been placed on light industry and especially the export sector. Considerable industrial growth has come from private-run and foreign-invested enterprises in South China and East China. China’s current industrial policy also places emphasis on high-technology industries supported by foreign technology, such as microelectronics and telecommunications. Chinese firms have made great strides in capturing global market share. In 2005 the Chinese government launched the non-tradable share reform for state owned enterprises, which gradually allows previously untradable majority state holdings to become market float, to induce market orientated professional management and bring minority shareholder’s interests inline. Excessive growth and inflation have again become the top concern for China’s policy makers, with CPI reaching 10 years high at 6.9% in November 2007 and no signs of moderation. Asset inflation has also been driven up rapidly by the enormous amount of foreign reserves China has generated through trade surplus, while a controlled capital account traps this liquidity domestically. The state council has formally adopted a ‘tightening approach’ in policy making and has been aggressive in sterilization, effectively withdrawing over 3 trillion RMB (renminbi) from the market in 2007 through rises in the banks’ required reserve ratio, central bank bill issuance, special treasury bond issuance and open market operations. This monetary tightening will continue alongside RMB appreciation, in an attempt to develop domestic consumption and to rely less on external markets.

China has remained a conservative borrower but since the early 1980s has been making greater use of foreign capital and financing, including government-assisted facilities and project and trade financing. However, China’s foreign debt is still in a very healthy position. Total foreign debt as of the end 2006 was estimated at USD322.9 billion and foreign exchange reserves stood at USD1433.6 billion by end of September 2007. China is also a major recipient of FDI (foreign direct investment). In 2005, FDI into China reached USD63 billion.

There is centralized control and unified management of foreign exchange in China. In July 2005, China broke the hard currency peg to USD and allowed the RMB to appreciate by 2% overnight and the RMB continued to appreciate in a controlled pace against the USD with reference to a basket of currencies. Cumulatively, the RMB has appreciated close to 11% against the USD till end of 2007, and is expected to continue with similar pace in the next few years.

There are currently two officially recognized exchanges in China, the Shanghai Securities Exchange (“SHSE”), which commenced trading on December 19, 1990, and the Shenzhen Stock Exchange (“SZSE”), which commenced trading on July 3, 1991. From 2001 onwards, the “B” share market was opened to domestic investors, and their total market capitalization in December 2007 was at USD34.1 billion. In November 2002, the China Securities Regulatory Commission and the People’s Bank of China jointly announced a Qualified Foreign Institutional Investors (QFII) scheme allowing foreign investors to participate in the “A” share market, which was offered exclusively to domestic investors. Currently USD10 billion QFII quota has been approved, and the scheme is being expanded to USD30 billion. In 2006 the Qualified Domestic Institutional Investors (QDII) scheme was launched, which is the opposite of QFII, in that it allows domestic institutions to invest in overseas markets. By the end of September 2007, the total amount of QDII quota had exceeded USD 42 billion. Total market capitalization of the Shanghai “A” share market reached USD4020 billion by December 2007, making it one of the largest stock markets in Asia after Japan.

HONG KONG

As a trade entrepot and finance center, Hong Kong’s viability has been inexorably linked to mainland China since the establishment of the British colony there in 1841. China remains Hong Kong’s largest trade partner. In 1H2007, 46% of Hong Kong’s total imports came from China, representing a dramatic increase from early 1990’s 36.8% . On the export front, China accounted for 48% of Hong Kong exports in 1H2007, representing a 14.4% year-on-year increase; and most of these were raw materials and semi-finished products for further processing in China.

There has also been considerable growth in Chinese investment in Hong Kong over the last decade. In contrast to Japanese investment, Chinese investment in Hong Kong typically involves the setting up of representative offices or window companies, the purchase of stakes in existing companies as well as direct investment in properties. In view of the growing economic interaction between Hong Kong and Southern China, it is increasingly meaningful to consider the concept of a Greater Hong Kong or Pearl River Delta economy consisting of Hong Kong and Guangdong Province.

In the past, political considerations have hindered closer economic integration between Hong Kong and China. It was largely in response to the United Nations embargo on trade with China in the 1950s and 1960s that Hong Kong developed a significant manufacturing base. In the last several years, however, there has been an improvement in relations with the Basic Law, the outline for Hong Kong's government after reunification with China in 1997, as the starting point. This integration process directly affects the value of Hong Kong investments. Since the handover in mid 1997, the Basic Law has worked reasonably well and Beijing officials have generally not interfered directly with Hong Kong’s financial and political affairs, even in July 1998 when the currency peg was under severe pressure.

In the last two decades there has been a structural change in Hong Kong's economy, with growth in the services sector outpacing manufacturing growth. With more and more labour-intensive manufacturing relocating to Southern China, Hong Kong has developed its services sector, which in 2006 contributed over 90% of GDP.

The competitive devaluation of the Asian currencies together with a general slowdown in the global economy in 1997-98 had a severe impact on Hong Kong’s asset prices and residential property prices. The government announced a property reflation package in late 2002 targeting at controlling land supply as well as stimulating demand for properties (rental coupon, subsidised loans, suspension of land sales). Since then, supported by a new Hong Kong immigration policy and policy tilts by the mainland government, investment interests in Hong Kong residential and commercial properties have been revitalized though affordability remains reasonable. CEPA or the Closer Economic Partnership Arrangement was announced in mid 2003 and represented one important step forward in terms of integrating the Hong Kong and Mainland economies. Professionals such as lawyers, accountants, architects, investment bankers are now allowed to operate on a sole proprietorship basis in the Mainland while foreign banks are allowed greater flexibility in terms of RMB business in China as well as ownership of Mainland banks. Last but not least, Hong Kong banks have been allowed to begin limited RMB business in Hong Kong. This policy is likely to reinforce Hong Kong’s role as a financial centre for China and represents one important step made by the Mainland government towards the opening of China’s capital account and eventual convertibility of the RMB.

The Stock Exchange of Hong Kong Ltd. (“SEHK”), with a total market capitalization as of November 2007 of approximately USD2,697 billion is now one of the largest stock markets in Asia. As of that date, 1,035 companies and 5,659 securities were listed on the SEHK.

There are no regulations governing foreign investment nor exchange controls in Hong Kong. Investors have total flexibility in the movement of capital and the repatriation of profits. Funds invested in Hong Kong can be repatriated at will; dividends and interest are freely remittable.

INDIA

India is the seventh largest country in the world, covering an area of approximately 3,300,000 square kilometers. It is situated in South Asia and is bordered by Nepal, Bhutan and China in the north, Myanmar and Bangladesh in the east, Pakistan in the west and Sri Lanka in the south.

India's current population is estimated at approximately 1,136 million; the figure in 2001, according to the official census, was 1,027 million. Most of the population lived in rural areas. Approximately 80.5 percent were Hindus, 13.4 percent Muslims, 1.9 percent Sikhs, 2.2 percent Christians and 1.1 percent Buddhists. Hindi is one of the major languages, with English also being used widely in official and business communications. With a middle class of approximately 400 million people, India constitutes one of the largest markets in the world.

Unlike certain other emerging market countries, India has a long tradition of trade and markets, despite the central planning of the economy carried out by the Indian government in the first decades after India's independence. For example the Bombay Stock Exchange was founded over 125 years ago, is the oldest stock exchange in Asia and currently lists over 7,683 companies. In 1994, the National Stock Exchange was set up by leading institutions to provide a modern, fully automated screen-based trading with national reach. The National Stock Exchange has become India’s leading stock exchange covering 1500 cities and towns across the country. Trading volumes in the equity segment have grown rapidly with average daily turnover increasing from USD3.7 million during 1994-95 to USD4.4 billion during 2007.

India became independent from the United Kingdom in 1947. It is governed by a parliamentary democracy under the Constitution of India, under which the executive, legislative and judicial functions are separated. India has been engaged in a policy of gradual economic reform since the mid-1980's. In 1991, the Government of Prime Minister Narasimha Rao had introduced far-reaching measures with the goal of reducing government intervention in the economy, strengthening India's industrial base, expanding exports and increasing economic efficiency. The main focus of the policy was to place more authority for making business decisions in the hands of those who operate the businesses. The system of industrial licences known as the “Licence Raj”, by means of which the government controlled many private sector investment decisions, was substantially modified. Government approvals required to increase, reduce or change production have been greatly reduced.

Modern economic development in India began in the mid-1940's with the publication of the Bombay Plan. The Planning Commission was established in 1950 to assess the country's available resources and to identify growth areas. A centrally planned economic model was adopted, and in order to control the direction of private investment, most investment and major economic decisions required government approval. Foreign investment was allowed only selectively. This protectionist regime held back development of India's economy until the mid-1980's when there began a gradual move towards the liberalization and market orientation of the economy. After the liberalization measures, which began in 1985, the annual growth of the country's real gross domestic product rose from an average 3-4% from the 1940's to an average 5.7% between 1994 and 2003 and further to 8% between 2004 and 2006. During fiscal year 2007, the GDP grew by 9.4% .

Since 1991, successive governments have continued to adopt measures to open the economy further to private investment, attract foreign capital and speed up the country's industrial growth rate. For example, the banking and insurance industry has been opened to the private sector, including to foreign investors. Most banks were nationalized in 1969, and at that time no new privately owned banks were permitted. The Government is now granting new banking and insurance licences.

In another move the administered price mechanism in the petroleum sector was dismantled in April 2002; with this the pricing of petroleum products became market determined. However the government still controls the prices of certain fuels like auto fuels, cooking gas and Kerosene on account of sharp rise in fuel prices. The Government also permitted foreign brokerage firms to operate in India on behalf of Foreign Institutional Investors (“FIIs”), and has permitted foreign investors to own majority stakes in Indian asset management companies. In 1992, it was announced that FIIs would be able to invest directly in the Indian capital markets. In September 1992, the guidelines for FIIs were published and a number of such investors have been registered by the Securities and Exchange Board of India, including the Adviser. Recently, restrictions on maximum investment limits applicable to FIIs investing in Indian companies, have been liberalized and FIIs have been allowed to trade in all derivative products. In 1995, FII regulations were supplemented and the Parliament approved the establishment of central share depositories. Beginning in September 1995, several measures have been adopted to establish securities depositories and permit trading without share certificates. Dematerialization (paperless) trading began in 1997 and since then all companies have joined the National Securities Depository Ltd. Derivatives trading commenced in India in June 2000 on two stock exchanges. To begin with the Securities & Exchange Board of India (SEBI) approved trading on index futures contracts based on BSE-30 Index and S&P CNX Nifty Index, followed by trading in options based on the above indices and in individual securities. Today SEBI allows futures and options activity in 7 indices and 92 stocks. The total exchange traded derivatives witnessed value of USD2728 billion during 2007 against USD95 billion in 2002-03. Commodity exchanges have started in India and two such exchanges namely Multi Commodity Exchange and NCDEX are in operation today and are in the process of listing.

The government has progressively cut subsidies to ailing public sector businesses. Despite resistance by labor union and other interest groups, privatization has progressed. The form of privatization has sometimes been diluted in favor of divestment of minority stakes. Continuing the reform process, recent budgets have implemented tax cuts for the corporate sector and reduction in import duties. In sum, the government’s new policies seek to expand opportunities for entrepreneurship in India.

Foreign investors have responded to these trends by putting resources into the Indian economy. According to the Reserve Bank of India, total inflows, including foreign direct and foreign portfolio investment, rose from about $150 million in fiscal year 1992 to over USD23.5 billion in fiscal year ended March 2007. FII inflows during FY07 have been robust at USD16 bn whereas FDI till July 2007 have been USD5.6 bn. India's foreign exchange reserves, which had fallen to about USD1 billion in 1991, were USD275 billion in December 2007. In order to bring more transparency in the FII inflows SEBI has barred P-notes (participation notes) for derivatives and through sub-accounts from October 2007.

The Indian population is comprised of diverse religious and linguistic groups. Despite this diversity, India has one of the more stable political systems among the world's developing nations. However, periodic sectarian conflict among India's religious and linguistic groups could adversely affect Indian businesses, temporarily halting of works or closer of institutions, or undermine or distract from government efforts to liberalize the Indian economy.

INDONESIA

President Susilo Bambang Yudhoyono’s (“SBY”) position was strengthened in November 2006 when the Golkar party reasserted its support of his government. Golkar has stated that they will remain a partner of the government to the end of its term in 2009. According to opinion polls, Yudhoyono remains popular with the Indonesian public. The President will need this support to carry out election promises to create jobs and increase investment. These are two key policies against which he may be judged by the Indonesian electorate in the 2009 presidential election. However, the need for more foreign direct investment, the slow pace of infrastructure development, the need for bureaucratic reform, and high levels of corruption may act to limit Indonesia’s progress and furthermore, it also appears that the government is scaling back plans to force the military to divest itself of commercial interests. This has been interpreted as a lessening of the government’s commitment to military reform. A 2004 bill passed by parliament called for the military to divest itself of all businesses in five years.

The government's legitimacy rests on its success in achieving sociopolitical stability and economic development. There are many signs that Indonesia has made significant progress towards these aims with the institutionalizing of democracy, encouraging establishing civil society and devolving power from the central to the regional provincial governments which has spurred economic development and has seen the country’s provinces capturing much of the growth. Indonesia too has seen a strong rise in domestic demand, as a result of strong commodity prices, improving economic outlook, strong FDI inflows and job creation, and relatively stable inflation rate.

Debate still continues regarding the role Islam should play in Indonesian politics. At a national level, this have been reasonably quiet, and while the House of Representatives have had much noisy discussions, over controversial bills, there has been little talk on Islamic issues. On the local level however, Sharia style regulations continue to be passed which has influenced some laws passed by regional governments, primarily in South Sulawesi.

Continued economic growth will be mainly from urbanization, with around 3.8m people moving to the cities annually. At present, 110m people or 46% of Indonesians live in urban areas. The key attraction that drives this migration from rural to urban is the wage disparity, whereby urban workers earn four times more than the rural workers. Its population is still young and growing with almost 28% below the age of 15. Indonesia has around 60m households, growing at around 1.5m households a year, of which 33% has 6 or more people.

In terms of industry, Indonesia is still predominantly reliant on its primary industry, especially in palm oil production, mineral and energy extraction and timber. Recent high commodity prices, together with devolvement of power to regional governments, have incentivised a whole host of foreign investment into the country and especially the provinces, particularly into the resource and energy industries, which has resulted in very strong spillover effects on the population in general, improving living conditions and income levels.

JAPAN

The Japanese archipelago stretches for 1,300 miles in the western Pacific Ocean. The total area of all the islands is about equal to the size of California. Only one third of the land is suitable for agriculture, housing, industry, and commerce.

As of 2007, Japan had a population of slightly over 128 million people, roughly half that of the United States and twice that of England or Germany. Life expectancy is the highest in the world. The literacy rate in Japan approaches 100%. The high level of education, combined with the Confucian work ethic, has created a motivated work force which boasts a very high savings rate.

Like most other G7 countries, Japan is making the transition into a post-industrial society and economy. Japan's postwar growth was phenomenal. By 1970, Japan's Gross National Product (GNP) had surpassed those of the United Kingdom and the former Soviet Union. The Japanese economy is still the second largest behind that of the US (despite the bursting of the bubble at the end of the 1980s), while its per capita GNP is amongst the highest in the world.

During the era of high economic growth in the 1960s and early 1970s, Japanese expansion focused on the development of heavy industries such as steel, shipbuilding, and chemicals. In the 1970s, Japan's industrial structure shifted toward assembly industries with a strong emphasis on exports. In that decade, Japan became a major producer and exporter of automobiles and consumer electronics. In the 1980s, Japan gradually stepped toward a post-industrial society. This evolution had been characterized by an increased reliance on higher value-added products and services, rapidly changing lifestyles among the younger generation, a comparative advantage in high technology, and active participation in the high-growth economies of East Asia, including China. Value of exports to the Asian region has been steadily rising and since the early 1990s, Asia has overtaken the US as the largest region for Japanese exports (undoubtedly, part of these are as intermediate goods whose final destination is to the US).

Since its industrialization, Japan has generally maintained a large trade surplus, and today has managed to accumulate a huge current account surplus, which is the exact reverse of the situation in the US. Conversely, because Japan lacks natural resources, Japan also often ranks as one of the largest importer of raw materials, fuels and foodstuffs. Japan continues to rely on fossil fuels as its primary source of energy, though its dependence on petroleum has been gradually falling since 1980 (equally its dependence on liquefied natural gas and nuclear power has been rising). As regards foodstuffs, Japan imports about half of its requirements of crops and grain (other than rice).

The end of the 1980s marked the end of the great Japanese “miracle” and the beginning of a low-growth era for the country (some term the 1990s as the “lost decade”). Real economic growth slowed to an average rate of +1.7% throughout the 1990s (compared to the average of +4% growth in the 1980s) as Japan underwent the painful process of correcting many of the excesses of the Japanese bubble economy. Bank lending activity shrank, non-performing loans grew significantly and asset prices fell from their astronomical heights.

Japan has had low inflation in recent years. In 2000-2006, the average rate of inflation was -0.4%, making it one of the lowest rates in the world. This achievement was made possible by gains in productivity, which exceeded wage increases, and by a strong yen in the early 1990’s, which reduced imported raw material costs. This low inflation rate ultimately turned into deflation by the end of the 1990s, and after several years of this deflation, the trend appears to be reversing. Since the beginning of 2004, asset prices and corporate goods prices in Japan have seemingly bottomed and appear to be gradually moving back up. This bodes well for the ailing banking sector, which of itself is also past its worst – bad loan ratios have peaked and some loan demand is coming back. GDP annual growth rate was 2.4% in real terms from 2004 to 2006. This is among lower growth countries due to lack of the domestic demand, making the country more export-oriented than 1990’s.

As of 2006, Japan’s stock exchanges comprised over 10.6% of the world’s equity market, and was the second largest equity market after the US. Since then the market has tended to be weak while emerging Asian markets have become stronger, and the Japanese market has become less important than before. Like other stock markets, the Japanese stock market can be volatile. For example, the Japanese stock market, as measured by the Tokyo Stock Price Index (TOPIX), increased by over 500% during the ten-year period ended December 31, 1989, reaching its high of 2886.50 on December 23, 1989, and it declined by over 70% to its recent low of 770.5 in April 2003, before recovering to 1,531.88 at the end of November 2007. This decline had had an adverse effect on the availability of credit and on the value of the substantial stock holdings of Japanese companies, in particular, Japanese banks, insurance companies and other financial institutions. However, reforms in the banking sector, corporate sector, and real estate have helped Japan grow modestly since 2002.

KOREA

Political volatility has characterized the history of South Korea (hereafter referred to as “Korea”) during the past forty years, while at the same time an extraordinary economic boom has occurred. Rigid discipline was characteristic of the military government under President Park during the 1960s and 1970s, which were the most successful decades in economic terms particularly in the growth of Korea's exports and in the per capita income. It is important to remember how completely the cities and transport system of the southern part of the Korean peninsula had been destroyed in the civil war of the 1950s. The effort of reconstruction was, therefore, enormous. Living standards in the 1960s were extremely low. The threat from North Korea has exerted a continuous military pressure on the South in the past forty years, which is probably unique to any country in the world, even including West Germany or Taiwan. Seoul is only 30 kilometers from the demilitarized zone and, therefore, lives in a continuous state of tension and fear of an imminent invasion. This very real threat is also translated into a very high percentage of military spending in the national budget.

The Republic of Korea has a representative democratic system with three branches: executive, legislative and judicial. The President, who is elected every five years for one term only, heads the executive branch. National Assembly represents the legislative branch. The Assembly is composed of 299 members, 243 elected by a plurality of votes from electoral districts and 56 through proportional representation system where seats are distributed to parties based on the percentage of total votes they garnered. Korea has a multi-political party system; the two biggest parties are the conservative Grand National Party and the center-left Uri Party (meaning Our Party in Korean). Since the election of Mr. Roh Moo-hyun as President in December 2002, there have been concerns about his leaning towards labour. Korea held national elections on Dec 19, 2007 and the opposition party candidate MB Lee won the post of the next president. He is considered pro business and his presence is considered important for future construction and development work in the economy. He is also expected to take a hard-line stance towards North Korea though at this stage it may not be required.

Inflation in Korea has been higher than in Japan or Taiwan. In the 1970s, Korea experienced an annual average inflation rate of nearly 15 percent. Beginning in 1982, however, the tight monetary policy succeeded in bringing this annual consumer price index down to single digits until 1990 when the rate jumped again to 8.6 percent. Recent CPI data has stayed in a band of 1.5 -3.5% over the past three years and the Bank of Korea has been extremely tight in running its monetary policy with its cash rate at 5% (has gone up by 1.5% over the past two years and they are not cutting as yet while the US Federal Reserve is).

However, going back in time, a series of economic problems have beset Korea since 1996. The Korean currency as well as the stock market fell dramatically in 1997 and early 1998. With little choice, Korea accepted an International Monetary Fund’s rescue package, which came with measures intended to put the economy in better order. As a result, drastic reforms have been introduced into Korea's business practices, especially the banking system. Since January 1998, a dramatic economic recovery has taken place principally driven by the cyclical global recovery in the semiconductor, steel and automobile industries. Sovereign debt and many top tier corporates have recovered to investment grade status with bond yields on 10 year treasuries falling from more than 1000 basis points over U.S. treasuries to a spread of less than 200 basis points. Significant restructuring has taken place with the closure or nationalization of major banks and subsequent distressed asset sales by the Korea Asset Management Corporation. While the pace of large-scale corporate restructuring did slow down in the latter half of 1999, the progress was exceptional. Korean Banks are one of the best-capitalized banks in the region and have adopted conservative provisioning norms while at the same time heading towards consolidation in the industry as result of integration being proposed by ‘Big bang’ financial sector reforms, which will be completed by the end of the decade.

Korea fully opened up its financial markets to foreign investors in 1997, lifting ownership limits on all companies except for those in strategic industries such as telecommunication and utilities. This liberalization and Korea’s balanced industrial development has made Korea one of the favorite emerging market among foreign investors. Foreign ownership of Korean equities currently stands 33% of total market capitalization (the same being as high as over 43% at one point, which is among the highest in Asia.). However, going back in time, the burst of the dot-com bubble led to the bear market in the subsequent 18 months, until the events of September 2001 forced BOK to cut rates, providing the basis for the liquidity driven rally until April 2002. In May 2002, domestic consumption and the economy peaked which contributed to a fall in the equity markets. The North Koreans acknowledging that they possessed nuclear capabilities further compounded this in first quarter 2003. The market fell significantly in the first quarter of 2003 as a result of geo-political concerns as well as slowdown in domestic and global economies. Korea had suffered what is known as a “Korean Discount”, companies trading at a low valuation compared to regional peers. This gap narrowed sharply in 2007 due to 1) improving corporate governance spurred by minority shareholder activism and 2) change in perception of the equities as a long-term investment rather than speculative investment, 3) reduction of the political risk after North Korea announced that it will shut down its nuclear facilities early this year and allow international authorities to inspect the same.

The increase in the foreign participation in the equity market has also helped Korean corporates to become more transparent and be more sensitive to corporate governance issues, although there are still areas for improvement. All Korean companies now report on a quarterly basis, and have recently been required to follow strict Fair Disclosure guidelines. Most large companies now embrace cash generation and ROE, concepts that were foreign to most Koreans before the crisis. The equity market also rewarded the Korea’s restructuring efforts. Helped by ample domestic liquidity inflows and launching of new equity-type mutual funds, KOSPI went from nearly 600 in early 2003 to 2000 in second half of 2007. The latter is significant. Korea’s household balance sheet is heavily geared towards real estate and bank deposits and percentage of equities was very small compared to US and Europe. However, the record low interest rates (2% or less in real terms) and introduction of long-term investment products have spurred interest for equities among local retail investors. With market liberalization near complete, the government is now focusing on developing local brokerage and asset management industries. Towards this end, the government recently announced measures that expand the business scope of brokers so that they can compete better against foreign houses as well as against local banks and insurers. For the development of the asset management industry, the government has recently launched Korea Investment Corporation (benchmarked to GIC of Singapore) to nurture investment professionals. Korea remains one of the most efficient and sizeable manufacturing countries in the world housing the world’s largest shipbuilder, one of the largest construction equipment and power equipment companies as well as a leading auto company besides a leading semiconductor and handset player. It has over time even integrated with China by exporting more to it in relation to its exports to the US (its two largest trading partners) while at the same time many of its companies have set up base in China to enjoy lower costs of manufacturing. The country does suffer from a low population base, low birth rate and weak domestic demand but remains a leading exporter catering to global capital formation activity (exports are over 40% of GDP).

MALAYSIA

Malaysia regards itself a model moderate Muslim nation, committed to education and economic development of a plural society in which 60 percent are indigenous peoples and about 55 percent are Muslim. Its coalition government, led by the United Malays National Organization, or UMNO, has a generally secular outlook and Prime Minister Abdullah Badawi is known for his commitment to an open, tolerant Islam. However, where political organization has long been largely on racial lines, Islam has at times become a device for use in racial politics, a yardstick for measuring the commitment of competing parties to Malay racial advancement.

Malaysia's identification of the Malay race with the Muslim religion is exacerbating strains within Malaysian society -between Malays and non- Malays and within the Malay community - as both Malay and Muslim identities compete for the majority's political attention. A growing number of detentions under the Internal Security Act (ISA) and other repressive laws severely threaten political competition, participation, and civil and political liberties. Growing public concerns about the government's compliance with democratic rules are undermining the legitimacy of the regime.

Economically, Malaysia has had continuous high economic growth with stable low inflation since Independence. Commodity rich in oil and natural gas, and other soft commodities, much emphasis has been placed on exports of manufactured goods in terms of export breakdown. This places Malaysia in a vulnerable position in the event of a US slowdown as much of its manufactured good exports are in the electronics segment, destined for US consumption. Malaysia is blessed with a young population, with 67% of the population below the age of 30, and very high fertility rate of 3.01 births per woman. Literacy is almost universal and income and consumption has been steadily rising.

PAKISTAN

Pakistan, occupying an area of about 800,000 square kilometers, is bounded in the south by the Arabian Sea and India and in the north by China and Afghanistan. To the west and northwest are Iran and Afghanistan and to the east is India. The capital is Islamabad. Karachi is the biggest commercial and industrial city.

As of 2007, Pakistan was the world’s ninth most populous country, and the population was estimated at approximately 169 million, with an annual population growth rate of 1.83% . Urdu is the national language (though only 8% Urdu speaking population) and English is considered as the official language. 44% of the population speaks Punjabi as the first language. 96% of the population are Muslims.

Pakistan was created in 1947, in response to the demands of Indian Muslims for an independent homeland, by the partition from British India of two Muslim majority areas. In 1971, a civil war in East Pakistan culminated in independence for East Pakistan (now Bangladesh). Over the past 50 years, Pakistan and India have gone to war two times, and intermittent border exchanges occur at times. In particular, relations with India remain unfriendly over the disputed territory of Kashmir, with its majority Muslim population.

In earlier decades, Pakistan had a federal parliamentary system. Economic development since 1955 has taken place within the framework of successive five-year plans which established growth targets and allocations of public sector investment. However, the lack of realistic targets, plans and successful policy implementation has caused problems for many years.

It is expected that reform and privatization related polices will be continued but political risks to the economy and stock market remain significant. A general election is expected in the month of January 2008.

THE PHILIPPINES

President Arroyo is in her final term and has faced popular protests calling for her resignation, disgruntlement within the lower ranks of the military, and two failed impeachment bids. However, President Arroyo has seen improvements in her ratings due in part to an improving economy. The government’s successful fiscal reforms, lack of popular leadership alternatives, support from the top ranks of the military, and the relative quiet of the Catholic church of the Philippines, have helped to prevent various opposition movements from gathering momentum and thus a relatively peaceful presidency.

Upon gaining office President Arroyo and her administrators faced major social and economic challenges, including the out of control budget deficit, below target tax revenue collection, huge borrowings, a volatile currency and low investor confidence. President Arroyo did little to reverse Estrada’s populist policies, and even implemented a politically inspired power tariff cut by the government controlled National Power Corp in 2002, which caused the deficit to GDP ratio to climb further, to a high of 5.3% in 2002.

Only with a fresh mandate after her election in 2004 did Mrs. Arroyo muster the confidence to implement reforms that would address the deficit and reverse the country’s spiraling debt problem. She froze public spending and instituted key reforms to increase revenues such as removing energy subsidies, higher sin taxes, elimination of all exemptions of VAT and raised the VAT rate. This saw the Philippine budget deficit to GDP ratio fall from 5.2% in 2002 to a more manageable 1.6% in 2006, and it is expected to hit 1.1% by 2007.

The economy is heavily reliant on primary industries with an aggregate of about two-thirds of Filipinos depending on that sector. However, major structural changes are underway, with rising emphasis on secondary and tertiary industry, stressing on the strength of the Filipino labour. The manufacturing sector continues to increase its share of GDP relative to the traditional agricultural and mining sectors. However, the key growth sector has been the business process outsourcing segment (BPO) which is very recent development but has grown so rapidly that BPO business alone takes up almost 60% of leased office space.

The Philippines is a country with a young and rapid growing population; 46% is under the age of 20 years old, median age of 22.7 years and a population growth rate of around 1.8% per annum. The workforce however is mobile and the Philippines have exported labor to more successful economies around the world. The abundant young labour supply has seen minimal wage inflation, rise in overseas foreign workers and a wide consumption base.

The Philippine economy is highly dependent upon remittances from abroad. In 2006, nearly 8 million overseas Filipino workers (OFWs) remitted $12.8 billion (over 10% of GDP or more than half the government budget), compared to $10.7 billion in 2005. Expected OFW remittances in 2007 would be around $15 billion.

SINGAPORE

In a recently concluded forum, Temasek’s chairman, Mr. S Dhanabalan spoke about his experience in the early days of Singapore’s modernization. Back then, Mr. S Dhanabalan was a young Economic Development Board (EDB) officer, tasked with attracting MNCs (multinational corporations) to Singapore’s shores. When quizzed by Milton Friedman whether the EDB had a Plan B should Singapore not succeed, the young officer told the Nobel Prize laureate that there would be no Plan B. Singapore had to succeed. These words very much characterize the will and determination of the people in this tiny island nation at the south of the Malaysia Archipelago. Over the years since 1965, when Singapore split from Malaya, the nation has embarked on an amazing journey from a Third World backwater economy to a First World economy through sound investments in its human capital, its physical and financial infrastructure, and treading where others hesitate at times, such as opening up to the MNCs at a time where MNCs were viewed by many Asian countries with deep suspicion. All these are made the more remarkable given Singapore’s diverse racial and cultural make-up, in which Chinese, Malays, and Indians account for approximately 60%, 30% and 10% of the population respectively.

In the political arena, Singaporeans have only known one party to have steered Singapore and delivered through the years since Independence – the People’s Action Party (PAP). Amongst the first generation leaders, Minister Mentor Lee Kuan Yew, widely regarded as the Founding Father of modern Singapore, is also concurrently the Chairman of Government Investment Corp of Singapore (GIC). The 2nd Prime Minister after him, Mr. Goh Chok Tong, had effected a smooth handling over of Prime Ministership to MM Lee’s son, Mr. Lee Hsien Loong in 2004. Mr. Goh currently is the Senior Minister, as well as the Chairman of the Monetary Authority of Singapore. The political leadership is stable, forward-looking (they are now looking to groom the next Prime Minister), and supported very ably by an efficient Civil Service staffed with the brightest in each cohort, who typically had won prestigious Government scholarships, studied overseas, and brought back to Singapore the latest knowledge and best practices.

While the ruling political party occasionally has to contend with criticisms from Western media over its so called authoritarian politics, the elder Lee has always maintained that the acid test of a good Government is whether it has been able to deliver to its people a better standard of living. Singapore has undoubtedly accomplished that handsomely.

In the economic arena, Singapore has always been a strong advocate of free trade, and had always welcomed MNCs to set up facilities in Singapore. That gave Singapore a head-start in this region. However, as the benefits of such a policy became obvious to all, the formula started to lose some of its shine. Neighbours such as China and India could easily compete on the basis of cheap labor, a deeper pool of human talent, and vastly larger domestic markets. Singapore re-invented itself once again in several aspects. In terms of manufacturing sector, instead of passively enduring a hollowing-out to cheaper alternative locations, the Government has sought to change the technology mix to one that requires higher skill sets such as pharmaceutical and medical equipment firms. In recent years, Singapore has also managed to attract more than its fair share of Foreign Direct Investments such as the billion dollar petrochemical cracker projects announced by Exxon-Mobil and Shell. Even in non-traditional areas such as solar panel manufacturing, Singapore had some success in attracting the likes of Norway’s Renewable Energy Corp to invest Eur 3bn over the next 5 years. On top of these, there is the well-publicized Integrated Resorts (casinos plus theme parks and other world class attractions), each costing SGD 5bn, which would see completion of construction by 2009/2010. These two would give a big boost to Singapore’s ambition to be a tourism and convention hub in South East Asia. The Government has also announced lower corporate tax rates of 18%. Temasek and other government-linked companies have also been more active in exploring overseas markets in their respective fields. Being a relatively developed economy, it is remarkable that Singapore will see GDP growth of 7.5 -8.0% for FY07 and 4.5 -6.5% for FY08.

The key advantages that Singapore enjoys are its geographical location, efficient government, excellent physical and financial infrastructure, and a highly educated workforce. However, its relatively smaller size also means that it is more sensitive to the socio-political and economic developments in Malaysia and Indonesia. In recent years, Singapore has mitigated its dependence on Malaysia for water by building its own desalination and water recycling plants. In a similar vein, it will soon build its own LNG terminal and storage facilities in an attempt to reduce its dependence on gas piped in from Malaysia and Indonesia. The various Free Trade Agreements signed between Singapore and countries such as the US, EU, Japan and Australia also mean that Singapore can now better leapfrog its economy out of its traditional higher beta proxy to its neighbors.

SRI LANKA

A former British Colony, Sri Lanka become a Dominion of the British Commonwealth in 1948 and became a Democratic Socialist Republic in 1972.

The Sri Lankan economy recorded its first post independence decline in GDP in 2001 mainly due to terrorist attacks by local separatists targeting installations of economic value and the downturn in the global economy which followed the September 11 attacks in the United States.

At the end of 2001, the Government signed a ceasefire agreement and started peace talks with the separatist forces. The peace talks have had the backing of the international community with Norway, Japan and the United States playing a more active role. However, despite the ceasefire, both sides – the Government and the LTTE (Liberation Tigers of Tamil Eelam, commonly known as the Tamil Tigers) – continue to engage in violent conflict, with the most recent incident being the air raids by the LTTE. Such events disrupt economic activity, with reports indicating that the conflict has lowered Sri Lanka’s economic growth by 2-3 percentage points a year. It has also taken a heavy toll on Government finances with the country having continuing high budget deficits and debt.

In August 2005, the Supreme Court ruled that presidential elections would be held in November 2005, resolving a long-running dispute on the length of President Kumaratunga's term. In the elections held in November 2005, Mahinda Rajapaksa was elected the fifth Executive President of Sri Lanka while Ratnasiri Wickremanayake was appointed the 22nd Prime Minister.

The impasse between the government and the LTTE continues as the government pursues a military campaign against the latter. While the outcome remains to be seen the reforms of the previous government are making progress and Sri Lanka continues to pursue open economic policies.

The strategic location of the country enables it to be a regional hub for air and sea based transport. The proximity to one of the largest emerging markets in the world, India and the growing trade between the two countries makes Sri Lanka an ideal launching pad. The country also has a skilled labor market with high literacy.

TAIWAN

One of the basic questions investors raise about Taiwan is the nature of its political risk vis à vis China. In general, this risk should be considered relatively low. As China becomes increasingly integrated into the global trading system, the economic cost and risk to the stability of China’s regime from military confrontation with Taiwan grows higher. This is because at a minimum an attack on Taiwan would likely result in widespread embargoes from the US and its allies as well as a sharp reduction in FDI. Although China’s explicit goal for Taiwan is a one country, two systems structure similar to that of Hong Kong, it appears that their main priority is to prevent Taiwan from declaring independence. Again, the risk of this scenario appears low given that Taiwan would require support from the US to pursue this policy. However, this policy would not appear to fit into the US geopolitical priorities given that its foreign policy focus is one of containing global terror and nuclear proliferation - both issues on which it requires China’s assistance. This is not to mention the fact that US has no interest in provoking a military confrontation with one of the world’s major nuclear powers with little strategic benefit to itself. Therefore, it is fair to describe the current political relationship as a stand-off between the two sides.

Economic integration between China and Taiwan has increased in recent years. China has low labor costs, inexpensive land, natural resources and less rigid environmental rules. Taiwan brings decades of experience trading with the G7 economies, capital, technology and trained entrepreneurs. Following the Presidential Election in March 2008, further economic integrations with China may take place, including: opening up direct transportation link between China and Taiwan, easing Taiwan’s current investment restrictions in China, raising the current quota on Chinese tourists visiting Taiwan etc.

Between 1960 and 2006, Taiwan’s GNP grew from less than USD2 billion to USD330 billion. The economic growth has been accompanied by a transformation of domestic production from labor intensive to capital intensive industries in the 1970s and finally to higher technology industries in the 1980s. The main trend in the 1990s and this decade has been the transformation into an increasingly high-tech and service driven economy. The Taiwan stock market - once widely viewed as a speculative market - is increasingly driven by fundamentals and the investment direction set by foreign investors.

Importantly, the government is in the process of accelerating its liberalization of the market and recently there has been a significant rise in foreign ownership, which increased from 16% in 2000 to 35% in 2006.

THAILAND

Thailand is unique in South East Asia in that it has escaped the colonial experience and maintained its freedom and independence. Though the absolute monarchy was ended in a bloodless coup in 1932, and thereafter transformed into a constitutional monarchy, the monarchy, especially King Bhumibol (Rama IX), still commands enormous popular respect and moral authority, which he had used on occasion to resolve political crises that have threatened national stability. Since 1932, there have been 18 coup attempts in Thailand.

Thailand’s population is relatively homogeneous, with more than 85% speaking a dialect of Thai and sharing a common culture. Most of the population is rural, concentrated in the rice-growing areas of central, northeastern and northern regions. (Agriculture in 2006 accounted for 8.9% of Thailand’s GDP). Due to the Thai peasant population having enjoyed a higher standard of living than their neighbours, the communist movement has never made much headway among the rural people. In any case, the Communist Party is prohibited in Thailand. Approximately 94-95% of the population practises Buddhism.

In terms of economic modernization, Thailand’s take-off really began in 1986-7 with the influx of new foreign investment into the country (largely from Japan and Taiwan). This changed the GDP mix towards more manufacturing-based activities and made it less agriculturally dependent. As of 2006, exports of goods and services accounted for 68.6% of Thailand’s GDP, and major export markets include US, EU, Japan and ASEAN. The continued industrialization meant that its urban population, principally in the Bangkok area, which currently stands at 31.6% of total population, will continue to increase.

Economic growth in the decade leading up to the Asian Financial Crisis in 1997 averaged at 9.4% . However, the boom in the early 1990s resulted in huge imbalances in the country's balance of payments position and significantly strained its nascent banking system. These pressures finally exploded in July 1997 which led to the devaluation of the THB. Help from the International Monetary Fund was sought and arrived in the form of a USD 17.2 billion aid package. The economic contraction in 1998 was severe with more than 1 million Thais pushed below the poverty line. Had it not been for the strong performance of its agriculture sector, which employs 38.4% of the country's labour force and is home to 21.3% of its population (September 2006), its stable social fabric might have been threatened. From an enviable surplus position for more than a decade, the Government was thrown into a realm of fiscal deficits.

Since then, Thailand’s economy began on its arduous path to recovery on the back of external demand from the US and other foreign markets. When the Thaksin Government took power in 2001, it embraced a dual track economic policy of domestic stimulus as well as the traditional promotion of open markets and foreign investment. This bore fruits in the period from 2003 till 2006 which saw GDP growth soar to 7.1%, 6.4%, 4.5% and 5.0% year-on-year respectively. Inflation was kept under control during this period, and it ranged between a low of 0.8% to a high of 5.8% during the Thaksin years. Historically, the last serious bout of inflation in Thailand occurred during the two oil crises, first in 1973-4 when the CPI touched 24 percent and then again in 1980-1 when there was a resurgence of inflation to nearly 20 percent. In the later 1980s, and thanks largely to a more stable oil price, average inflation at 4.5% has been held in single digits and has not exceeded 7 percent.

Political risk in Thailand has risen as a result of a few factors. Firstly, there has been more unrest in the Muslim-dominated southern provinces in recent years. Secondly, the population has been splintered by Thaksin’s populist policies, which the various political parties in contention to win the 23rd December 2007 elections are busily plagiarizing.

APPENDIX E

EATON VANCE FUNDS PROXY VOTING POLICY AND PROCEDURES

I. Overview

The Boards of Trustees (the “Boards”) of the Eaton Vance Funds (the “Funds”) recognize that it is their fiduciary responsibility to actively monitor the Funds’ operations. The Boards have always placed paramount importance on their oversight of the implementation of the Funds’ investment strategies and the overall management of the Funds’ investments. A critical aspect of the investment management of the Funds continues to be the effective assessment and voting of proxies relating to the Funds’ portfolio securities. While the Boards will continue to delegate the day-to-day responsibilities relating to the management of the proxy-voting process to the relevant investment adviser or sub-adviser, if applicable, of the Fund (or its underlying portfolio in the case of a master-feeder arrangement), the Boards have determined that it is in the interests of the Funds’ shareholders to adopt these written proxy voting policy and procedures (the “Policy”). For purposes of this Policy the term “Fund” shall include a Fund’s underlying portfolio in the case of a master-feeder arrangement and the term “Adviser” shall mean the adviser to a Fund or its sub-adviser if a sub-advisory relationship exists.

II. Delegation of Proxy Voting Responsibilities

Pursuant to investment advisory agreements between each Fund and its Adviser, the Adviser has long been responsible for reviewing proxy statements relating to Fund investments and, if the Adviser deems it appropriate to do so, to vote proxies on behalf of the Funds. The Boards hereby formally delegate this responsibility to the Adviser, except as otherwise described in this Policy. In so doing, the Boards hereby adopt on behalf of each Fund the proxy voting policies and procedures of the Adviser(s) to each Fund as the proxy voting policies and procedures of the Fund. The Boards recognize that the Advisers may from time to time amend their policies and procedures. The Advisers will report material changes to the Boards in the manner set forth in Section V below. In addition, the Boards will annually review and approve the Advisers’ proxy voting policies and procedures.

III. Delegation of Proxy Voting Disclosure Responsibilities

The Securities and Exchange Commission (the “Commission”) recently enacted certain new reporting requirements for registered investment companies. The Commission’s new regulations require that funds (other than those which invest exclusively in non-voting securities) make certain disclosures regarding their proxy voting activities. The most significant disclosure requirement for the Funds is the duty pursuant to Rule 30b1-4 promulgated under the Investment Company Act of 1940, as amended (the “1940 Act”), to file Form N-PX no later than August 31st of each year beginning in 2004. Under Form N-PX, each Fund will be required to disclose, among other things, information concerning proxies relating to the Fund’s portfolio investments, whether or not the Fund (or its Adviser) voted the proxies relating to securities held by the Fund and how it voted in the matter and whether it voted for or against management.

The Boards hereby delegate to each Adviser the responsibility for recording, compiling and transmitting in a timely manner all data required to be filed on Form N-PX to Eaton Vance Management, which acts as administrator to each of the Funds (the “Administrator”), for each Fund that such Adviser manages. The Boards hereby delegate the responsibility to file Form N-PX on behalf of each Fund to the Administrator.

IV. Conflicts of Interest

The Boards expect each Adviser, as a fiduciary to the Fund(s) it manages, to put the interests of each Fund and its shareholders above those of the Adviser. In the event that in connection with its proxy voting responsibilities a material conflict of interest arises between a Fund’s shareholders and the Fund’s Adviser or the Administrator (or any of their affiliates) or any affiliated person of the Fund, and the Proxy Administrator intends to vote the proxy in a manner inconsistent with the guidelines approved by the Board, the Adviser, to the extent it is aware or reasonably should have been aware of the material conflict, will refrain from voting any proxies related to companies giving rise to such material conflict until it notifies and consults with the appropriate Board(s), or a committee or sub-committee of such Board concerning the material conflict.

Once the Adviser notifies the relevant Board(s), committee or sub-committee of the Board, of the material conflict, the Board(s), committee or sub-committee, shall convene a meeting to review and consider all relevant materials related to the proxies involved. In considering such proxies, the Adviser shall make available all materials requested by the Board, committee or sub-committee and make reasonably available appropriate personnel to discuss the matter upon request. The Board, committee or sub-committee will instruct the Adviser on the appropriate course of action. If the Board, committee or sub-committee is unable to meet and the failure to vote a proxy would have a material adverse impact on the Fund(s) involved, each Adviser will have the right to vote such proxy, provided that it discloses the existence of the material conflict to the Board, committee or sub-committee at its next meeting. Any determination regarding the voting of proxies of each Fund that is made by the committee or sub-committee shall be deemed to be a good faith determination regarding the voting of proxies by the full Board.

V. Reports

The Administrator shall make copies of each Form N-PX filed on behalf of the Funds available for the Boards’ review upon the Boards’ request. The Administrator (with input from the Adviser for the relevant Fund(s)) shall also provide any reports reasonably requested by the Boards regarding the proxy voting records of the Funds.

Each Adviser shall annually report any material changes to such Adviser’s proxy voting policies and procedures to the relevant Board(s) and the relevant Board(s) will annually review and approve the Adviser’s proxy voting policies and procedures. Each Adviser shall report any changes to such Adviser’s proxy voting policies and procedures to the Administrator prior to implementing such changes in order to enable the Administrator to effectively coordinate the Funds’ disclosure relating to such policies and procedures.

APPENDIX F

LLOYD GEORGE MANAGEMENT PROXY VOTING PROCEDURES

I Introduction

As the investment adviser, investment manager or any other roles which are to that effect, Lloyd George Management (“LGM”) and its affiliates are responsible (unless clients specified to the contrary in the agreement) for the proxy voting of stocks held in the accounts on behalf of the clients. These clients include mutual funds, ERISA, and other investment advisory accounts.

LGM has adopted and implemented these procedures (and the proxy voting policies attached hereto and incorporated as part of these procedures) that LGM believes is reasonably designed to ensure that proxies are voted in the best interest of its clients, and in accordance with our fiduciary duties, with the Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended and with the long-standing fiduciary standards and responsiblities for ERISA accounts set out in the Department of Labor Bulletin 94-2 C.F.R. 2509.94 -2 (July29, 1994) of the United States of America.

II Voting Authority

All client accounts of LGM are categorised into three different levels of voting authority, and such records will be kept up-to-date and amended accordingly when required, by the Proxy Administrator (“PA”)

Category 0 : if the client or some other parties besides LGM is to vote the proxies

Category 1 : if LGM is to vote the proxies according to LGM’s standard proxy voting policies

Category 2 : if the account has special voting objectives and for which LGM has voting responsibility

III Proxy Notices

Proxy notices are received from custodians or proxy processing service companies (which have been delegated with the proxy voting processing task by the custodians), by mail, fax or electronic means. The PA logs all proxy notices received in the proxy notices file and reconcile the account information and the number of shares on the proxy ballot against LGM’s latest records. Any discrepancies are communicated to the custodian as soon as possible so that LGM can vote the proxy ballot with the correct information.

IV Voting

The PA determines, in consultation with the appropriate analysts/portfolio managers as necessary, how LGM will vote on each matter contained in the proxy statement in accordance with the Proxy Voting Policies (Appendix A) for all category 1 accounts, and in accordance with the accounts’ special voting objectives for all category 2 accounts. When there are factors causing an issue to fall outside the usual voting practices indicated by the Proxy Voting Policies, the relevant analysts/portfolio managers will be consulted and the voting decision reached will be recorded on the Analyst/Portfolio Manager Proxy Consultation Form (Appendix B).

V Returning of Voted Proxy Statements

Proxy materials are prioritised so that the earliest meetings will be handled first, and the PA will ensure that the voted proxy statements are returned to the custodian or the proxy processing service company well before the meeting dates. The voted proxy statements are returned by fax or by electronic means via the proxy processing service company’s system. Evidence (for example, the fax delivery log, the e-mail delivery receipt or the returned receipt from the custodian) to show that the voted proxy statements have been successfully delivered is retained.

VI Recordkeeping

A copy of the voted proxy statement together with the Analyst/Portfolio Manager Proxy Consultation Form and any other documents that are material in reaching the voting decision are filed alphabetically by company name and by year in which they are voted. Client written request and all written responses by LGM to written or oral requests for proxy voting information are also maintained. These records are retained for five years and in accordance with the recordkeeping requirements stated in Section 204-2 of the Investment Advisers Act of 1940, as amended.

Appendix A

LLOYD GEORGE MANAGEMENT Proxy Voting Policies

I. Introduction

     Lloyd George Management (the “Adviser”) has adopted and implemented policies (and the procedures into which they are incorporated) that it believes are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with its fiduciary duties and Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Adviser’s authority to vote the proxies of their clients is established by its advisory contracts or similar documentation. These proxy policies (and the procedures into which they are incorporated) reflect the Securities and Exchange Commission (“SEC”) requirements governing advisers and the long-standing fiduciary standards and responsibilities for ERISA accounts set out in the Department of Labor Bulletin 94-2 C.F.R. 2509.94 -2 (July 29, 1994).

Overview

The Adviser manages its clients’ assets with the overriding goal of seeking to provide the greatest possible return to clients consistent with governing laws and the investment policies of each client. In pursuing that goal, the Adviser seeks to exercise its clients’ rights as shareholders of voting securities to support sound corporate governance of those companies with the principal aim of maintaining or enhancing the companies’ economic value.

The exercise of shareholder rights is generally done by casting votes by proxy at shareholder meetings on matters submitted to shareholders for approval. For example, the election of directors or the approval of a company’s stock option plans for directors, officers or employees. The Adviser is adopting the formal written guidelines described in detail below and will utilize such guidelines in voting proxies on behalf of its clients. These guidelines are designed to promote accountability of a company’s management and Board of Directors to its shareholders and to align the interests of management with those of shareholders.

In seeking to ensure a level of consistency and rationality in the proxy voting process, the guidelines contained in these policies are designed to address the manner in which certain matters that arise regularly in proxies will generally be voted. However, the Adviser takes the view that these guidelines should not be used as mechanical instructions for the exercise of this important shareholder right. Except in the instance of routine matters related to corporate administrative matters which are not expected to have a significant economic impact on the company or its shareholders (on which the Adviser will routinely vote with management), the Adviser will review each matter on a case-by-case basis and reserves the right to deviate from these guidelines when the situation requires such a deviation. In addition, no set of guidelines can anticipate all situations that may arise. In special cases, the Proxy Administrator (the person specifically charged with the responsibility to review and vote proxies on behalf of each Adviser’s clients) may seek insight from the Adviser’s portfolio managers and analysts on how a particular proxy proposal will impact the financial prospects of a company, and vote accordingly. The guidelines are just that: guidelines – but they are not hard and fast rules, simply because corporate governance issues are so varied.

Proxy Voting Guidelines

The following guidelines relate to the types of proposals that are most frequently presented in proxy statements to shareholders. Absent unusual circumstances, the Adviser will utilize these guidelines when voting proxies on behalf of its clients.

A. Election of Board of Directors

The Adviser believes that a Board of Directors should primarily be independent, not have significant ties to management and consist of members who are all elected annually. In addition, the Adviser believes that important board committees (eg audit, nominating and compensation committees) should be entirely independent. In general,

  The Adviser will support the election of directors that result in a board made up of a majority of independent directors.
  The Adviser will support the election for non-independent directors to serve on the audit, compensation, and/or nominating committees of a Board of Directors.
  The Adviser will hold all directors accountable for the actions of the Board’s committees. For example, the Adviser will consider withholding votes for nominees who have recently approved compensation arrangements that the Adviser deems excessive or propose equity-based compensation plans that unduly dilute the ownership interests of stockholders.
  The Adviser will support efforts to declassify existing boards, and will vote against efforts by companies to adopt classified board structures.
  The Adviser will vote against proposals for cumulative voting, confidential stockholder voting and the granting of pre-emptive rights.

B. Approval of Independent Auditors

The Adviser believes that the relationship between the company and its auditors should be limited primarily to the audit engagement and closely allied audit-related and tax services, although non-audit services may be provided so long as they are consistent with the requirements of the Sarbanes-Oxley Act and, if required, have been approved by an independent audit committee. The Adviser will also consider the reputation of the auditor and any problems that may have arisen in the auditors’ performance of services.

C. Executive Compensation

The Adviser believes that appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of shareholders and the interests of management, employees, and directors. Conversely, the Adviser is opposed to plans that substantially dilute shareholders’ ownership interests in the company or have inherently objectionable structural features.

  The Adviser will generally vote against plans where total potential dilution (including all equity-based plans) seems likely to exceed 15% of shares outstanding over ten years and extends longer than ten years.
  The Adviser will generally vote against plans if annual option grants have exceeded 2% of shares outstanding.

These total and annual dilution thresholds are guidelines, not ceilings, and when assessing a plan’s impact on our shareholdings the Adviser considers other factors such as specific industry practices, company and stock performance and management credibility. The Proxy Administrator will consult with the relevant portfolio manager(s) to determine when or if it may be appropriate to exceed these guidelines.

  The Adviser will typically vote against plans that have any of the following structural features:
  Ability to re-price underwater options without shareholder approval.
  The unrestricted ability to issue options with an exercise price below the stock’s current market price.
  Automatic share replenishment (“evergreen”) feature.
  The Adviser is supportive of measures intended to increase long-term stock ownership by executives. These may include:
  Requiring senior executives to hold a minimum amount of stock in the company (frequently expressed as a certain multiple of the executive’s salary).
  Using restricted stock grants instead of options.
  Utilising phased vesting periods or vesting tied to company specific milestones or stock performance.
  The Adviser will generally support the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value.

^

In assessing a company’s executive compensation plan, the Advisers will weigh all components of the plan. For example, the grant of stock options to executives of a company in a particular year may appear excessive if that grant goes above 2% of the shares outstanding of the company. However such grants may be appropriate if the senior management of the company has accepted significantly reduced cash compensation for the year in lieu of receiving a greater number of options.

D. Corporate Structure Matters/Anti-Takeover Defenses

As a general matter, the Adviser generally opposes anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions. In general,

  Because a classified board structure prevents shareholders from electing a full slate of directors annually, the Adviser will typically vote against proposals to create classified boards and vote in favor of shareholder proposals to declassify a board.
  The Adviser will vote for proposals to subject shareholder rights plans (“poison pills”) to a shareholder vote.
  The Adviser will vote for shareholder proposals that seek to eliminate supermajority voting requirements and oppose proposals seeking to implement supermajority voting requirements.
  The Adviser will generally vote against proposals to authorise preferred stock whose voting, conversion, dividend and other rights are determined at the discretion of the board of directors when the stock is issued when used as an anti-takeover device. However, such “blank check” preferred stock may be issued for legitimate financing needs and the Advisor can vote for proposals to issue such preferred stock in those circumstances.
  The Adviser will vote for proposals to lower barriers to shareholder action (for example, limiting rights to call special meetings or act by written consent).
  The Adviser will vote against proposals for a separate class of stock with disparate voting rights.
  The Adviser will consider on a case-by-case basis board approved proposals regarding changes to a company’s capitalization, however the Adviser will generally vote in favor of proposals authorizing the issuance of additional common stock (except in the case of a merger, restructuring or other significant corporate event which will be handled on a case-by-case basis) provided that such issuance does not exceed three times the number of currently outstanding shares.

E. State of Incorporation/Offshore Presence

Under ordinary circumstances, the Adviser will not interfere with a choice to reincorporate or reorganize a company in a different jurisdiction, provided that management’s decision has been approved by a Board of Directors. The Adviser recognises that there may be many benefits to reincorporation (such as tax benefits and more developed business laws in the jurisdiction of reincorporation). Each proposal to reincorporate in offshore tax havens will be reviewed on a case-by-case basis to determine whether such actions are in the best interests of the shareholders of the company including the Adviser’s clients.

F. Environmental/Social Policy Issues

The Adviser believes that “ordinary business matters” are primarily the responsibility of management and should be approved solely by the company’s board of directors. The Adviser recognizes that certain social and environmental issues raised in shareholder proposals are the subject of vigorous public debate and many are the subject of legal statutes or regulation by federal and/or state agencies. The Adviser generally supports management on these types of proposals, though they may make exceptions in certain instances where they believe a proposal has substantial economic implications. The Adviser expects that the companies in which they invest their clients’ assets will act as responsible corporate citizens.

G. Circumstances Under Which The Advisers Will Abstain From Voting

The Adviser will seek to vote all proxies for clients who have delegated the responsibility to vote such proxies to the Adviser. Under certain circumstances, the costs to their clients associated with voting such proxies would far outweigh the benefit derived from exercise the right to vote. In those circumstances, the Adviser will make a case-by-case determination on whether or not to vote such proxies. In the case of countries which required so-called “share blocking”, the Adviser may also abstain from voting. The Adviser will not seek to vote proxies on behalf of their clients unless they have specifically agreed to take on that responsibility on behalf of a client. Finally, the Adviser may be required to abstain from voting on a particular proxy in a situation where a conflict exists between the Adviser and its Client. The policy for resolution of such conflicts is described below in Section V.

Recordkeeping

The Adviser will maintain records relating to the proxies they vote on behalf of its clients in accordance with Section 204-2 of the Investment Advisers Act of 1940, as amended. Those records will include:

  A copy of the Adviser’s proxy voting policies and procedures;
  Proxy statements received regarding client securities (if such proxies are available on the SEC’s EDGAR system or a third party undertakes to promptly provide a copy of such documents to the Adviser, the Adviser does not need to retain a separate copy of the proxy statement);
  A record of each vote cast;
  A copy of any document created by the Adviser that was material to making a decision on how to vote a proxies for a client or that memorializes the basis for such a decision; and
  Each written client request for proxy voting records and the Adviser’s written response to any client request (whether written or oral) for such records.

All records described above will be maintained in an easily accessible place for five years and will be maintained in the offices of the Adviser for two years after they are created.

Identification and Resolution of Conflicts with Clients

As fiduciary to its clients the Adviser puts the interests of its clients ahead of its own. In order to ensure that relevant personnel of the Adviser are able to identify potential conflicts of interest, the Adviser will take the following steps.

  Quarterly the Compliance Department will confirm a list of clients and prospective clients with the Marketing Department.
  A representative of the Compliance Department will give a list of such identified companies (the “Conflicted Companies”) to the Proxy Administrator.
  The Proxy Administrator will compare the list of Conflicted Companies with the names of companies for which she expects to receive or has received proxy statements (the “Proxy Companies”). If a Conflicted Company is also a Proxy Company the Proxy Adminstrator will report that fact to the Compliance Department.

If the Compliance Department determines that a conflict of interest exists between the Adviser and its client the following steps will be taken to resolve such conflict prior to any proxies relating to these Conflicted Companies being voted.

  If the Proxy Administrator expects to vote the proxy of the Conflicted Company strictly according to the guidelines contained in these Proxy Voting Policies (the “Policies”), she will (i) inform the Compliance Department of that fact, (ii) vote the proxies and (iii) record the existence of the conflict and the resolution of the matter.
  If the Proxy Administrator intends to vote in a manner inconsistent with the guidelines contained herein or, if the issues raised by the proxy are not contemplated by these Policies, and the matters involved in such proxy could have a material economic impact on the clients involved, the Adviser will seek instruction on how the proxy should be voted from:

- The client, in the case of an individual or corporate client;

- The Board of Directors, or any committee therof identified by the Board, in the case of a Fund; or

- The adviser, in situations where the Adviser acts as a sub-adviser to such adviser.

The Adviser will provide all reasonable assistance to each party to enable such party to make an informed decision.

If the client, Board of Directors or adviser, as the case may be, fails to instruct the Adviser on how to vote the proxy, the Adviser will generally abstain from voting in order to avoid the appearance of impropriety. If however, the failure of the Adviser to vote its clients' proxies would have a material adverse impact on the Adviser’s clients’ securities holdings in the Conflicted Company, the Adviser may vote such proxies in order to protect its clients’ interests. In either case, the Proxy Administrator will record the existence of the conflict and the resolution of the matter.

Appendix B

Analyst/ Portfolio Manager Proxy Consultation Form

Date:                      __________________________________________________________

Company Name:    __________________________________________________________

Analyst:                 __________________________________________________________

Issue Number(s) (as numbered in proxy statement) discussed: _______________________________________________________________

Vote Decision(s) (indicating issue number): _____________________________________________________________________________

Reason for Decision(s):
Issue #	Reason
___________________	______________________________________________________
___________________	______________________________________________________
___________________	______________________________________________________
___________________	______________________________________________________
___________________	______________________________________________________
___________________	______________________________________________________
___________________	______________________________________________________
___________________	______________________________________________________
___________________	______________________________________________________
___________________	______________________________________________________
___________________	______________________________________________________
___________________	______________________________________________________
___________________	______________________________________________________

PART C - OTHER INFORMATION

Item 23. Exhibits (with inapplicable items omitted)

(a) (1)	Declaration of Trust dated May 25, 1989, filed as Exhibit (1)(a) to Post-Effective Amendment
No. 59 filed August 16, 1995 (Accession No. 0000950156-95-000600) and incorporated herein by reference.

(2)	Amendment to the Declaration of Trust dated August 18, 1992 filed as Exhibit (1)(b) to Post-
Effective Amendment No. 59 filed August 16, 1995 and incorporated herein by reference.

(3)	Amendment to the Declaration of Trust dated June 23, 1997 filed as Exhibit (1)(c) to Post-
Effective Amendment No. 68 filed August 25, 1997 (Accession No. 0000950156-97-000646)
and incorporated herein by reference.

(4)	Amendment to the Declaration of Trust dated August 11, 2008 filed herewith.

(5)	Amendment of Establishment and Designation of Series of Shares of Beneficial Interest,
Without Par Value, as amended effective August 1, 2007 filed December 20, 2007 (Accession
No. 0000940394-07-002090) and incorporated herein by reference.

(b) (1)	By-Laws filed as Exhibit (2)(a) to Post-Effective Amendment No. 59 filed August 16, 1995 and incorporated herein by reference.

(2)	Amendment to By-Laws dated December 13, 1993 filed as Exhibit (2)(b) to Post-Effective
Amendment No. 59 filed August 16, 1995 and incorporated herein by reference.

(3)	Amendment to By-Laws of Eaton Vance Growth Trust dated June 18, 2002 filed as Exhibit
(b)(3) to Post-Effective Amendment No. 79 filed December 23, 2002 (Accession No.
0000940394-02-000745) and incorporated herein by reference.

(4)	Amendment to By-Laws of Eaton Vance Growth Trust dated February 7, 2005 filed as Exhibit
(b)(4) to Post-Effective Amendment No. 89 filed March 2, 2005 (Accession No. 0000940394-
05-000248) and incorporated herein by reference.

(5)	Amendment to By-Laws of Eaton Vance Growth Trust dated December 11, 2006 filed as
Exhibit (b)(5) to Post-Effective Amendment No. 97 filed December 21, 2006 (Accession No.
0000940394-06-001172) and incorporated herein by reference.

(6)	Amendment to By-Laws of Eaton Vance Growth Trust dated August 11, 2008 filed herwith.

(c)	Reference is made to Item 23(a) and 23(b) above.

(d) (1)	Investment Advisory Agreement with Boston Management and Research for Atlanta Capital
Intermediate Bond Fund dated December 10, 2001 filed as Exhibit (d)(1) to Post-Effective
Amendment No. 78 filed December 21, 2001 (Accession No. 0000940394-01-500575) and
incorporated herein by reference.

(2)	Investment Sub-Advisory Agreement between Boston Management and Research and Atlanta
Capital Management Company, LLC for Atlanta Capital Intermediate Bond Fund dated
December 10, 2001 filed as Exhibit (d)(2) to Post-Effective Amendment No. 78 filed
December 21, 2001 and incorporated herein by reference.

(e) (1) (a)	Amended and Restated Distribution Agreement between Eaton Vance Growth Trust and Eaton
Vance Distributors, Inc. effective December 10, 2001 with attached Schedule A dated
December 10, 2001 filed as Exhibit (e)(1) to Post-Effective Amendment No. 77 filed
December 20, 2001 (Accession No. 0000940394-01-500566) and incorporated herein by reference.

(b)	Amended Schedule A dated October 20, 2003 to Amended and Restated Distribution
Agreement effective December 10, 2001 filed as Exhibit (e)(1)(a) to Post-Effective
Amendment No. 83 filed October 20, 2003 and incorporated herein by reference.

(2)	Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers
filed as Exhibit (e)(2) to Post-Effective Amendment No. 85 filed to the Registration Statement of Eaton Vance Special Investment Trust (File Nos. 2-27962, 811-1545) filed April 26, 2007
(Accession No. 0000940394-07-000430) and incorporated herein by reference.

(f)	The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent
Trustees. See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November
1, 1994).

(g) (1)	Custodian Agreement with Investors Bank & Trust Company dated November 7, 1994 filed as
Exhibit (8) to Post-Effective Amendment No. 59 filed August 16, 1995 and incorporated herein by reference.

(2)	Amendment to Custodian Agreement with Investors Bank & Trust Company dated October
23, 1995 filed as Exhibit (8)(b) to Post-Effective Amendment No. 61 filed December 28, 1995 and incorporated herein by reference.

(3)	Amendment to Master Custodian Agreement with Investors Bank & Trust Company dated
December 21, 1998 filed as Exhibit (g)(3) to the Registration Statement of Eaton Vance
Municipals Trust (File Nos. 33-572, 811-4409) (Accession No. 0000950156-99-000050) filed
January 25, 1999 and incorporated herein by reference.

(4)	Extension Agreement dated August 31, 2005 to Master Custodian Agreement with Investors
Bank & Trust Company filed as Exhibit (j)(2) to the Eaton Vance Tax-Managed Global Buy-
Write Opportunities Fund N-2, Pre-Effective Amendment No. 2 (File Nos. 333-123961, 811-
21745) filed September 26, 2005 (Accession No. 0000950135-05-005528) and incorporated herein by reference.

(5)	Delegation Agreement dated December 11, 2000 with Investors Bank & Trust Company filed as Exhibit (j)(e) to the Eaton Vance Prime Rate Reserves N-2, File No. 333-32276, 811-05808,
Amendment No. 5, filed April 3, 2001 (Accession No. 0000940394-01-500125) and incorporated herein by reference.

(h) (1) (a)	Management Contract between Eaton Vance Growth Trust (on behalf of Eaton Vance Asian
Small Companies Fund, Eaton Vance Information Age Fund, Eaton Vance Greater China
Growth Fund and Eaton Vance Worldwide Health Sciences Fund) and Eaton Vance
Management dated June 23, 1997 filed as Exhibit (5)(a) to Post-Effective Amendment No. 68 filed August 25, 1997 and incorporated herein by reference.

(b)	Fee Reduction Agreement between Eaton Vance Growth Trust and Eaton Vance Global
Growth Fund dated July 28, 2006 to Management Contract dated June 23, 1997 filed as
Exhibit (h)(1)(b) to Post-Effective Amendment No. 95 filed October 30, 2006 (Accession No.
0000940394-06-000845) and incorporated herein by reference.

(2) (a)	Amended and Restated Administrative Services Agreement between Eaton Vance Growth
Trust (on behalf of certain of its series) and Eaton Vance Management dated December 10,
2001 with attached Schedule A dated December 10, 2001 filed as Exhibit (h)(2)(a) to Post-
Effective Amendment No. 78 filed December 21, 2001 and incorporated herein by reference.

(b)	Administrative Services Agreement between Eaton Vance Growth Trust (on behalf of certain of its series) and Eaton Vance Management effective December 10, 2001 with attached
Schedule A dated December 10, 2001 filed as Exhibit (h)(2)(b) to Post-Effective Amendment
No. 78 filed December 21, 2001 and incorporated herein by reference.

(3)	Transfer Agency Agreement dated August 1, 2005 filed as Exhibit (h)(3) to Post-Effective
Amendment No. 109 of Eaton Vance Mutual Funds Trust (File Nos. 02-90946 and 811-4015)
filed August 25, 2005 (Accession No. 0000940394-05-000983) and incorporated herein by reference.

(4)	Sub-Transfer Agency Services Agreement effective August 1, 2005 between PFPC Inc. and
Eaton Vance Management filed as Exhibit (h)(3) to Post-Effective Amendment No. 109 of
Eaton Vance Mutual Funds Trust (File Nos. 02-90946 and 811-4015) filed August 25, 2005
(Accession No. 0000940394-05-000983) and incorporated herein by reference.

(5) (a)	Expense Waivers/Reimbursements Agreement between Eaton Vance Management and Eaton
Vance Growth Trust, Eaton Vance Mutual Funds Trust and Eaton Vance Special Investment
Trust (on behalf of certain of their series) dated October 16, 2007 filed as Exhibit (h)(5) to Post
Effective Amendment No. 131 of Mutual Funds Trust (File Nos. 02-90946, 811-4015) filed
November 26, 2007 and incoporated herein by reference.

(b)	Amended Schedule A effective August 29, 2008 to the Expense Waivers/Reimbursements
Agreement between Eaton Vance Management and Eaton Vance Growth Trust, Eaton Vance
Mutual Funds Trust and Eaton Vance Special Investment Trust (on behalf of certain of their series) dated October 16, 2007 filed as Exhibit (h)(5)(b) to Post-Effective Amendment No. 136
of Eaton Vance Mutual Funds Trust (File Nos 02-90946, 811-4015) filed August 28, 2008
(Accession No. 0000940394-08-001205) and incorporated herein by reference.

(6)	Expense Reduction Agreement between Eaton Vance Growth Trust, Eaton Vance Management and Lloyd George Investment Management (Bermuda) Ltd. filed herewith.

(i) (1)	Opinion of Internal Counsel dated December 20, 2007 filed as Exhibit (i) to Post-Effective
Amendment No. 99 filed December 20, 2007 (Accession No. 0000940394-07-002090) and
incorporated herein by reference.

(2)	Consent of Internal Counsel dated October 30, 2008 filed herewith.

(m) (1)	Eaton Vance Growth Trust Class A Distribution Plan adopted June 23, 1997 and Amended
April 24, 2006 with attached Schedule A filed as Exhibit (m)(1) to Post-Effective Amendment
No. 95 filed October 30, 2006 (accession No. 0000940394-06-000845) and incorporated herein by reference.

(2)	Eaton Vance Growth Trust Class A Distribution Plan adopted June 23, 1997 with attached
Schedule A effective June 23, 1997 filed as Exhibit (15)(b) to Post-Effective Amendment No.
68 and incorporated herein by reference.

(3)	Eaton Vance Growth Trust Class B Distribution Plan adopted June 23, 1997 with attached
Schedule A effective June 23, 1997 filed as Exhibit (15)(c) to Post-Effective Amendment No.
68 filed August 25, 1997 and incorporated herein by reference.

(4) (a)	Eaton Vance Growth Trust Class C Distribution Plan adopted June 23, 1997 with attached
Schedule A effective June 23, 1997 filed as Exhibit (15)(d) to Post-Effective Amendment No.
68 filed August 25, 1997 and incorporated herein by reference.

(b)	Amended Schedule A to Eaton Vance Growth Trust Class C Distribution Plan effective
January 1, 1998 filed as Exhibit (m)(4)(b) to Post-Effective Amendment No. 86 filed
December 23, 2003 (Accession No. 0000940394-03-001267) and incorporated herein by reference.

(5)	Eaton Vance Growth Trust Class D Distribution Plan adopted December 11, 2000 with attached Schedule A filed as Exhibit (m)(5) to Post-Effective Amendment No. 76 filed January
22, 2001 (Accession No. 0000940394-01-500025) and incorporated herein by reference.

(6) (a)	Eaton Vance Growth Trust Class R Distribution Plan adopted December 10, 2001 with attached Schedule A filed as Exhibit (m)(6) to Post-Effective Amendment No. 78 filed
December 21, 2001 and incorporated herein by reference.

(b)	Amended Schedule A adopted June 16, 2003 to Eaton Vance Growth Trust Class R
Distribution Plan adopted December 10, 2001 filed as Exhibit (6)(b) to Post-Effective
Amendment No. 81 filed July 9, 2003 (Accession No. 0000940394-03-000486) and incorporated herein by reference.

(n) (1)	Amended and Restated Multiple Class Plan for Eaton Vance Funds dated August 6, 2007 filed as Exhibit (n) to Post-Effective Amendment No. 128 of Eaton Vance Mutual Funds Trust (File
Nos. 2-90946 and 811-4015) filed August 10, 2007 (Accession No. 0000940394-07-000956)
and incorporated herein by reference.

(2)	Schedule A effective December 10, 2007 to Amended and Restated Multiple Class Plan for
Eaton Vance Funds dated August 6, 2007 filed as Exhibit (n)(2), (n)(3) and (n)(4) to Post-
Effective Amendment No. 86 of Eaton Vance Special Investment Trust (File Nos. 02-27962,
811-1545) filed December 14, 2007 (Accession No. 0000940394-07-002080) and
incorporated herein by reference.

(3)	Schedule B effective September 1, 2008 to Amended and Restated Multiple Class Plan for
Eaton Vance Funds dated August 6, 2007 filed as Exhibit (n)(3) to Post-Effective Amendment
No. 136 of Eaton Vance Mutual Funds Trust (File Nos. 02-90946, 811-001205) filed August
28, 2008 (Accession No. 0000940394-08-001205) and incorporated herein by reference.

(4)	Schedule C effective December 10, 2007 to Amended and Restated Multiple Class Plan for
Eaton Vance Funds dated August 6, 2007 filed as Exhibit (n)(2), (n)(3) and (n)(4) to Post-
Effective Amendment No. 86 of Eaton Vance Special Investment Trust (File Nos. 02-27962,
811-1545) filed December 14, 2007 (Accession No. 0000940394-07-002080) and
incorporated herein by reference.

(p) (1)	Code of Ethics adopted by Eaton Vance Corp., Eaton Vance Management, Boston
Management and Research, Eaton Vance Distributors, Inc. and the Eaton Vance Funds
effective September 1, 2000, as revised October 1, 2008 filed as Exhibit (p)(1) to Post-
Effective Amendment No. 70 of Eaton Vance Series Trust II filed October 27, 2008
(Accession No. 0000940394-08-001324) and incorporated herein by reference.

(2)	Code of Ethics adopted by Lloyd George Management Group, which includes: Lloyd George
Management (BVI) Ltd, Lloyd George Investment Management (Bermuda) Ltd, Lloyd
George Management (Hong Kong) Ltd, Lloyd George Investment Management (Hong Kong)
Limited, Lloyd George Management (Europe) Ltd, Lloyd George Management (Singapore)
Pte Ltd and the LGM Funds effective December 2004 filed as Exhibit (p)(2) to Post-Effective
Amendment No. 87 filed December 23, 2004 (Accession No. 0000940394-04-001173) and
incorporated herein by reference.

(3)	Amended and Restated Code of Ethics dated December 28, 2007 adopted by OrbiMed
Advisors, LLC filed herewith.

(4)	Code of Business Conduct and Ethics adopted by Atlanta Capital Management Company,
LLC effective January 1, 2006 filed as Exhibit (p)(4) to Post-Effective Amendment No. 95 filed October 30, 2006 (Accession No. 0000940394-06-000845) and incorporated herein by reference.

(5)	Code of Ethics adopted by Eagle Global Advisors, LLC effective May 14, 2004 (as revised
February 1, 2005) filed as Exhibit (p)(5) to Post-Effective Amendment No. 111 of Eaton
Vance Mutual Funds Trust (File Nos. 2-90946, 811-4015) filed October 26, 2005 (Accession
No. 0000940394-05-001154) and incorporated herein by reference.

(6)	Code of Ethics adopted by Parametric Portfolio Associates effective January 2006 filed as
Exhibit (p)(2) to Post-Effective Amendment No. 68 of Series Trust II (File Nos. 02-42722,
811-02258) filed October 25, 2007 (Accession No. 0000940394-07-001230) and incorporated herein by reference.

(q) (1)	Power of Attorney for Eaton Vance Growth Trust dated November 1, 2005 filed as Exhibit (q)
to Post-Effective Amendment No. 102 of Eaton Vance Municipals Trust (File Nos. 33-572,
811-4409) filed November 29, 2005 (Accession No. 0000940394-05-001357) and
incorporated herein by reference.

(2)	Power of Attorney for the President of Eaton Vance Growth Trust dated November 1, 2005 filed as Exhibit (q)(2) to Post-Effective Amendment No. 94 filed January 27, 2006 (Accession
No. 0000940394-06-000125) and incorporated herein by reference.

(3)	Power of Attorney for Asian Small Companies Portfolio, Global Growth Portfolio, Greater
China Growth Portfolio, Growth Portfolio, Large-Cap Growth Portfolio, Small-Cap Portfolio
and Worldwide Health Sciences Portfolio dated November 1, 2005 filed as Exhibit (q)(2) to
Post-Effective Amendment No. 93 filed December 23, 2005 (Accession No. 0000940394-05-
001402) and incorporated herein by reference.

(4)	Power of Attorney for Asian Small Companies Portfolio, Global Growth Portfolio, Greater
China Growth Portfolio and Growth Portfolio dated November 1, 2005 filed as Exhibit (q)(3)
to Post-Effective Amendment No. 93 filed December 23, 2005 (Accession No. 0000940394-
05-001402) and incorporated herein by reference.

(5)	Power of Attorney for Global Growth Portfolio and Growth Portfolio dated November 1, 2005 filed as Exhibit (q)(4) to Post-Effective Amendment No. 93 filed December 23, 2005
(Accession No. 0000940394-05-001402) and incorporated herein by reference.

(6)	Powers of Attorney for Worldwide Health Sciences Portfolio dated November 1, 2005 filed as
Exhibit (q)(5) to Post-Effective Amendment No. 93 filed December 23, 2005 (Accession No.
0000940394-05-001402) and incorporated herein by reference.

(7)	Powers of Attorney for Asian Small Companies Portfolio, Global Growth Portfolio, Growth
Portfolio, Greater China Growth Portfolio, Large-Cap Growth Portfolio, Small-Cap Portfolio,
and Worldwide Health Sciences Portfolio dated November 1, 2005 filed as Exhibit (q)(7) to
Post-Effective Amendment No. 94 filed January 27, 2006 (Accession No. 0000940394-06-
000125) and incorporated herein by reference.

(8)	Powers of Attorney for Eaton Vance Growth Trust dated April 23, 2007 filed as Exhibit (q)(8)
to Post-Effective Amendment No. 99 filed December 20, 2007 (Accession No. 0000940394-
07-002090) and incorporated herein by reference.

(9)	Powers of Attorney for Asian Small Companies Portfolio, Global Growth Portfolio, Growth
Portfolio, Greater China Growth Portfolio, Large-Cap Growth Portfolio, Small-Cap Portfolio,
and Worldwide Health Sciences Portfolio dated April 23, 2007 filed as Exhibit (q)(9) to Post-
Effective Amendment No. 99 filed December 20, 2007 (Accession No. 0000940394-07-
002090) and incorporated herein by reference.

(10)	Power of Attorney for Eaton Vance Growth Trust dated November 12, 2007 filed as Exhibit
(q)(10) to Post-Effective Amendment No. 99 filed December 20, 2007 (Accession No.
0000940394-07-002090) and incorporated herein by reference.

(11)	Power of Attorney for Eaton Vance Growth Trust dated January 1, 2008 filed as Exhibit
(q)(11) to Post-Effective Amendment No. 100 filed January 24, 2008 (Accession No.
0000940394-08-000061) and incorporated herein by reference.

(12)	Power of Attorney for Large-Cap Portfolio and SMID-Cap Portfolio dated January 1, 2008 filed as Exhibit (q)(12) to Post-Effective Amendment No. 100 filed January 24, 2008
(Accession No. 0000940394-08-000061) and incorporated herein by reference.

Item 24. Persons Controlled by or Under Common Control

Not applicable

Item 25. Indemnification

Article IV of the Registrant’s Amended and Restated Declaration of Trust permits Trustee and officer indemnification by By-Law, contract and vote. Article XI of the By-Laws contains indemnification provisions. Registrant’s Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

The distribution agreements of the Registrant also provide for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

Item 26. Business and other Connections of Investment Advisers

Reference is made to: (i) the information set forth under the caption “Management and Organization” in the Statement of Additional Information; (ii) the Eaton Vance Corp. Form 10-K filed under the Securities Exchange Act of 1934 (File No. 1-8100); and (iii) the Form ADV of Eaton Vance Management (File No. 801-15930) , Boston Management and Research (File No. 801-43127), Lloyd George Investment Management (Bermuda) Limited (File No. 801-40889), Lloyd George Management (Hong Kong) Limited (File No. 801-40890), OrbiMed Advisors, LLC (File No. 801-34429), Atlanta Capital Management Company LLC (File No. 801-52179) and Eagle Global Advisors, LLC (File No. 801-53294) filed with the Commission, all of which are incorporated herein by reference.

Item 27. Principal Underwriters

(a)	Registrant’s principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of Eaton Vance Corp., is the principal underwriter for each of the registered investment companies named below:

(b)

Eaton Vance Growth Trust	Eaton Vance Mutual Funds Trust
Eaton Vance Investment Trust	Eaton Vance Series Trust II
Eaton Vance Municipals Trust	Eaton Vance Special Investment Trust
Eaton Vance Municipals Trust II	Eaton Vance Variable Trust

(1)	(2)	(3)
Name and Principal	Positions and Offices	Positions and Offices
Business Address*	with Principal Underwriter	with Registrant

Julie Andrade	Vice President	None
Ira Baron	Vice President	None
Stephen Barrett	Senior Vice President	None
Jeffrey P. Beale	Vice President	None
Matthew Bennett	Vice President	None
Chris Berg	Vice President	None
Stephanie Brady	Vice President	None
Timothy Breer	Vice President	None
Jonathan Broome	Vice President	None
Mark Burkhard	Vice President	None
Eric Caplinger	Vice President	None
Mark Carlson	Vice President	None
Tiffany Cayarga	Vice President	None
Randy Clark	Vice President	None
Michael Collins	Vice President	None
Daniel C. Cataldo	Vice President and Treasurer	None
Patrick Cosgrove	Vice President	None
Peter Crowley	Vice President	None
Rob Curtis	Vice President	None
Russell E. Curtis	Vice President and Chief Operations Officer	None
Kevin Darrow	Vice President	None
Derek Devine	Vice President	None
Todd Dickinson	Vice President	None
John Dolan	Vice President	None
Brian Dunkley	Vice President	None
James Durocher	Senior Vice President	None
Robert Ellerbeck	Vice President	None
Daniel Ethier	Vice President	None
Troy Evans	Vice President	None
Lawrence L. Fahey	Vice President	None
Thomas E. Faust Jr.	Director	None
Richard A. Finelli	Vice President	None
Daniel Flynn	Vice President	None
James Foley	Vice President	None
J. Timothy Ford	Vice President	None
Kathleen Fryer	Vice President	None

Anne Marie Gallagher	Vice President	None
William M. Gillen	Senior Vice President	None
Hugh S. Gilmartin	Vice President	None
David Gordon	Vice President	None
Linda Grasso	Vice President	None
John Greenway	Vice President	None
Jorge Gutierrez	Vice President	None
Peter Hartman	Vice President	None
Richard Hein	Vice President	None
Joseph Hernandez	Vice President	None
Perry D. Hooker	Vice President	None
Chris Howe	Vice President	None
Jonathan Isaac	Vice President	None
Elizabeth Johnson	Vice President	None
Lisa M. Jones	Vice President	None
Paul F. Jones	Vice President	None
Steve Jones	Vice President	None
Sean Kelly	Vice President	None
Thomas P. Luka	Vice President	None
Coleen Lynch	Vice President	None
John Macejka	Vice President	None
Christopher Marek	Vice President	None
Frederick S. Marius	Vice President, Secretary and Clerk	Chief Legal Officer
Geoff Marshall	Vice President	None
Christopher Mason	Vice President	None
Judy Snow May	Vice President	None
Daniel McCarthy	Vice President	None
Don McCaughey	Vice President	None
Andy McClelland	Vice President	None
Dave McDonald	Vice President	None
Tim McEwen	Vice President	None
David Michaud	Vice President	None
Mark Milan	Vice President	None
Morgan C. Mohrman	Senior Vice President	None
Don Murphy	Vice President	None
James A. Naughton	Vice President	None
Matthew Navins	Vice President	None
Joseph Nelson	Vice President	None
Mark D. Nelson	Vice President	None
Scott Nelson	Vice President	None
Linda D. Newkirk	Vice President	None
Paul Nicely	Vice President	None
Andrew Ogren	Vice President	None
Stephen O’Loughlin	Vice President	None
Philip Pace	Vice President	None
Shannon McHugh Price	Vice President	None
James Putman	Vice President	None
James Queen	Vice President	None
David Richman	Vice President	None
Tim Roach	Vice President	None
Michael Shea	Vice President	None
Alan Simeon	Vice President	None
Randy Skarda	Vice President	None
Kerry Smith	Vice President	None
Bill Squadroni	Vice President	None
David Stokkink	Vice President	None
Mike Sullivan	Vice President	None
Frank Sweeney	Vice President	None
Gigi Szekely	Vice President and Chief Compliance Officer	None
Brian Taranto	Vice President and Chief Administrative Officer	None
Stefan Thielen	Vice President	None
Michael Tordone	Vice President	None
George Torruella	Vice President	None
John M. Trotsky	Vice President	None
Jerry Vainisi	Senior Vice President	None
John Vaughan	Vice President	None
Randolph Verzillo	Vice President	None

Greg Walsh	Vice President	None
Stan Weiland	Vice President	None
Robert J. Whelan	Vice President and Director	None
Greg Whitehead	Vice President	None
Steve Widder	Vice President	None
Matthew J. Witkos	President, Chief Executive Officer and Director	None
Joseph Yasinski	Vice President	None
Trey Young	Vice President	None
Gregor Yuska	Vice President	None

* Address is The Eaton Vance Building, 255 State Street, Boston, MA 02109

(c) Not applicable

Item 28. Location of Accounts and Records

All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant’s custodian, State Street Bank and Trust Company, 200 Clarendon Street, 16th Floor, Mail Code ADM27, Boston, MA 02116, and its transfer agent, PNC Global Investment Servicing (U.S.) Inc., 4400 Computer Drive, Westborough, MA 01581-5120, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of the administrator and investment adviser or sub-adviser. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Eaton Vance Management, Boston Management and Research, Lloyd George Investment Management (Bermuda) Limited, OrbiMed Advisors, LLC, Atlanta Capital Management Company, LLC and Eagle Global Advisors, LLC.

Item 29. Management Services

Not applicable

Item 30. Undertakings

None

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on October 31, 2008.

EATON VANCE GROWTH TRUST By: /s/ Thomas E. Faust Jr. Thomas E. Faust Jr., President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in their capacities on October 31, 2008.

Signature	Title

/s/ Thomas E. Faust Jr.	Trustee and President (Chief Executive Officer)
Thomas E. Faust Jr.

/s/ Barbara E. Campbell	Treasurer (and Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

Allen R. Freedman*	Trustee
Allen R. Freedman

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Heidi L. Steiger*	Trustee
Heidi L. Steiger

Lynn A. Stout*	Trustee
Lynn A. Stout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

SIGNATURES

     Asian Small Companies Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Growth Trust (File No. 2-22019) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on October 31, 2008.

ASIAN SMALL COMPANIES PORTFOLIO By: HON. ROBERT LLOYD GEORGE* Hon. Robert Lloyd George, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Growth Trust (File No. 2-22019) has been signed below by the following persons in their capacities on October 31, 2008.

Signature	Title

Hon. Robert Lloyd George*	President (Chief Executive Officer)
Hon. Robert Lloyd George

/s/ Barbara E. Campbell	Treasurer (and Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

Thomas E. Faust Jr.*	Trustee
Thomas E. Faust Jr.

Allen R. Freedman*	Trustee
Allen R. Freedman

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Heidi L. Steiger*	Trustee
Heidi L. Steiger

Lynn A. Stout*	Trustee
Lynn A. Stout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

EXHIBIT INDEX

The following exhibits are filed as part of this amendment to the Registration Statement pursuant to Rule 483 of Regulation C.

Exhibit No.	Description
(a) (4)	Amendment to Declaration of Trust dated August 11, 2008
(b) (6)	Amendment to By-Laws dated August 11, 2008
(h) (6)	Expense Reduction Agreement between Eaton Vance Growth Trust, Eaton Vance Management and Lloyd George Investment Management (Bermuda) Ltd.
(i) (2)	Consent of Internal Counsel dated October 31, 2008
(p) (3)	Amended and Restated Code of Ethics dated December 28, 2007 adopted by OrbiMed
Advisors, LLC